UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the reports transmitted to shareholders of the Forward Asia Ex-Japan Equities Fund, the Forward Eastern Europe Equities Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Banking and Finance Fund, the Forward Growth Fund, the Forward Legato Fund, the Forward Opportunities Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Progressive Real Estate Fund, the Forward Small Cap Equity Fund, the Forward Mini-Cap Fund and the Sierra Club Stock Fund each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

FORWARD FUNDS

Semiannual Report

Forward Asia Ex-Japan Equities Fund

Forward Eastern Europe Equities Fund

Forward Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Banking and Finance Fund

Forward Growth Fund

Forward Legato Fund

Forward Opportunities Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Progressive Real Estate Fund

June 30, 2008

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2008

1

Shareholder Update	June 30, 2008

A MESSAGE FROM:	J. Alan Reid Jr., Chief Executive Officer

Dear Shareholder:

The word crisis is perhaps the most overused term in the media today. You cannot open a newspaper or turn on the television without being exposed to the word. Whether it has to do with energy, or liquidity, or inflation, or food, it seems that everything is a crisis these days.

Crisis is defined as “an unstable or crucial time or state of affairs in which a decisive change is impending.” At the beginning of the American Revolution in 1776, Thomas Paine wrote the essay, The Crisis, which began with the immortal words, “These are the times that try men’s souls.” In the late 1970’s—in the face of inflationary pressures brought on by rising energy prices, coupled with an economic malaise—President Jimmy Carter spoke of a “crisis of confidence.”

And now, over the past twelve months, investors have faced a similar crisis of confidence as perceived investment wisdom has been turned on its head. Old safe-haven investments such as CD’s, the dollar, bonds and real estate have been drawn into question as the financial markets have suffered under the weight of too much money being loaned to too many people who lack the ability to repay those loans.

It is at critical junctures such as this that the need for professional advice may be crucial. Of course, discussion of an appropriate allocation of assets needs to include an assessment of one’s risk tolerance and time horizon. We believe such an evaluation is best undertaken with a financial advisor or investment professional. Investors need a plan for the future and need new tools to evaluate the progress toward that plan. At Forward, we recognize the need for new solutions that help investors diversify investment risk and generate the returns necessary to meet their goals.

During trying times such as these, it is difficult to envision the decisive changes that are impending. We believe the case for investment in domestic equities remains strong. Over the past decade, an investment in the S&P 500 has barely broken even. Since the 1920’s, investments in large cap U.S. stocks have delivered investors an average return of over ten percent. An inspection of rolling ten-year returns over the past 76 years reveals the fact that trailing ten-year returns have been this low only a handful of times. In the ten-year periods following these episodes, the markets reverted back to the long-run average return pattern.1

There are many reasons to believe that the current environment will resolve itself in a similar manner. Valuations of stocks are attractive, companies continue to buy back shares at a robust pace, the supply of equity securities has shrunk, levels of cash in money market funds available to buy stocks is at record levels and, finally, the amount of shares sold short is at record levels. The combination of these factors has bullish implications for U.S. equities.

Forward also has made a decisive change. Rather than retrench in an adverse environment, we are expanding. We recently announced the acquisition of Accessor Capital Management, investment advisor to the Accessor Funds. We are excited about the addition of this family of style pure, best-of-breed funds which also are combined into asset allocation funds, with allocations designed to suit a wide range of risk tolerances. We are convinced that investors in the Forward Funds also will benefit from the addition of these products to our product line-up.

June 30, 2008	2

We remain deeply committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds year to date, and thank you for the continued confidence that you place in our Funds.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

You should consider the investment objectives, risks, charges and expenses of the Accessor Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 882-9612 or by downloading one from www.accessor.com. It should be read carefully before investing.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

1 Source: Standard & Poor’s and Global Financial Data, 2008

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.

Forward Funds are distributed by ALPS Distributors, Inc.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Accessor Funds are distributed by SEI Investments Distribution Co. (SIDCO). SIDCO is not affiliated with Forward Funds nor ALPS Distributors, Inc., and ALPS Distributors, Inc is not affiliated with the Accessor Funds.

3	June 30, 2008

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2008

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investing in foreign securities, especially emerging markets, will involve certain additional risks, including social and political instability, liquidity, greater volatility and less regulation. Real estate funds will be subject to a higher degree of market risk because of concentration in a specific industry or in geographic regions. Investments in real estate and REITS have various risks including vacancies and devaluation based upon adverse economic or regulatory changes. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value. The Fund’s prospectus allows for investment in non-investment grade securities. Funds that concentrate in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

Forward Asia Ex-Japan Equities Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(f)	-19.50%	12/31/07

Institutional Class(f)	-19.30%	12/31/07

Forward Eastern Europe Equities Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(f)	-12.40%	12/31/07

Institutional Class(f)	-12.20%	12/31/07

Forward Emerging Markets Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	3.63%	29.56%	N/A	32.47%	04/09/03

Institutional Class	3.99%	29.95%	16.18%	9.62%	10/04/95

Class A (load adjusted)(a)(f)	N/A	N/A	N/A	-15.45%	05/01/08

Class A (without load)(b)(f)	N/A	N/A	N/A	-10.30%	05/01/08

June 30, 2008	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2008

See page 4 for important performance disclosure information about the Forward Funds

Forward International Equity Fund(h)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-14.97%	16.90%	7.42%	10/01/98

Institutional Class	-14.75%	N/A	-9.04%	05/01/07

Forward International Small Companies Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-15.40%	21.74%	N/A	17.42%	03/05/02

Institutional Class	-15.05%	22.10%	13.72%	11.79%	02/07/96

Class A (load adjusted)(a)	-20.18%	N/A	N/A	11.60%	05/02/05

Class A (without load)(b)	-15.30%	N/A	N/A	13.70%	05/02/05

Forward Large Cap Equity Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	-6.87%	0.21%	01/31/07

Class A (load adjusted)(a)	-12.47%	-0.42%	10/31/06

Class A (without load)(b)	-7.14%	3.19%	10/31/06

Forward Banking and Finance Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	-38.35%	0.14%	4.62%	7.18%	02/18/97

Class A (without load)(b)	-34.59%	1.33%	5.25%	7.74%	02/18/97

Class C (with CDSC)(c)	-35.58%	0.72%	N/A	8.34%	07/01/00

Class C (without CDSC)(d)	-35.02%	0.72%	N/A	8.34%	07/01/00

Forward Growth Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	-22.17%	6.82%	4.50%	10.46%	10/01/92

Class A (without load)(b)	-17.44%	8.08%	5.11%	10.88%	10/01/92

Class C (with CDSC)(c)	-18.71%	7.47%	N/A	0.48%	07/01/00

Class C (without CDSC)(d)	-17.97%	7.47%	N/A	0.48%	07/01/00

5	June 30, 2008

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2008

See page 4 for important performance disclosure information about the Forward Funds

Forward Legato Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class(f)	N/A	-2.40%	05/01/08

Class A (load adjusted)(a)	-15.59%	4.95%	04/01/05

Class A (without load)(b)	-10.43%	6.89%	04/01/05

Forward Opportunities Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(a)	-19.51%	6.44%	-2.22%	-0.32%	10/31/97

Class A (without load)(b)	-14.63%	7.69%	-1.63%	0.24%	10/31/97

Class C (with CDSC)(c)	-15.88%	7.17%	N/A	-13.09%	07/01/00

Class C (without CDSC)(d)	-15.03%	7.17%	N/A	-13.09%	07/01/00

Forward Long/Short Credit Analysis Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(f)	N/A	-3.48%	05/01/08

Institutional Class(f)	N/A	-3.43%	05/01/08

Class A (load adjusted)(a)	-27.73%	-20.17%	12/29/06

Class A (without load)(b)	-23.35%	-16.93%	12/29/06

Forward International Fixed Income Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(f)	6.52%	10/05/07

Institutional Class(f)	6.69%	10/05/07

Class A (load adjusted)(e)(f)	2.47%	10/05/07

Class A (without load)(b)(f)	6.47%	10/05/07

Class C (with CDSC)(c)(f)	5.21%	10/05/07

Class C (without CDSC)(d)(f)	6.21%	10/05/07

Forward Progressive Real Estate Fund(m)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-14.61%	12.47%	11.26%	05/10/99

Institutional Class(f)	N/A	N/A	-11.29%	05/01/08

June 30, 2008	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2008

See page 4 for important performance disclosure information about the Forward Funds

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) Includes the 1.00% contingent deferred sales charge.

(d) Excludes the 1.00% contingent deferred sales charge.

(e) Includes the effect of the maximum 3.75% sales charge.

(f) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(g) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(h) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited has been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor’s performance.

(i) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(j) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(k) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(l) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to September 29, 2005, the Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowing for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. Accordingly, performance figures for periods prior to September 29, 2005 do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector. Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

(m) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

7	June 30, 2008

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/2008	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/08–06/30/08

FORWARD ASIA EX-JAPAN EQUITIES FUND
Investor Class(c)
Actual	$1,000.00	$805.00	1.70%	$7.63

Hypothetical	$1,000.00	$1,016.23	1.70%	$8.52
Institutional Class(c)
Actual	$1,000.00	$807.00	1.35%	$6.05

Hypothetical	$1,000.00	$1,017.97	1.35%	$6.76

June 30, 2008	8

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/2008	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/08–06/30/08

FORWARD EASTERN EUROPE EQUITIES FUND
Investor Class(c)
Actual	$1,000.00	$876.00	1.85%	$8.63

Hypothetical	$1,000.00	$1,015.49	1.85%	$9.27
Institutional Class(c)
Actual	$1,000.00	$878.00	1.50%	$7.00

Hypothetical	$1,000.00	$1,017.21	1.50%	$7.52

FORWARD EMERGING MARKETS FUND(e)
Investor Class
Actual	$1,000.00	$858.30	1.70%	$7.88

Hypothetical	$1,000.00	$1,016.39	1.70%	$8.55
Institutional Class
Actual	$1,000.00	$859.70	1.39%	$6.43

Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97
Class A(d)
Actual	$1,000.00	$897.00	1.67%	$7.87

Hypothetical	$1,000.00	$1,005.46	1.67%	$8.32

FORWARD INTERNATIONAL EQUITY FUND
Investor Class
Actual	$1,000.00	$863.40	1.27%	$5.90

Hypothetical	$1,000.00	$1,018.53	1.27%	$6.39
Institutional Class
Actual	$1,000.00	$864.50	0.99%	$4.59

Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$899.10	1.61%	$7.60

Hypothetical	$1,000.00	$1,016.86	1.61%	$8.07
Institutional Class
Actual	$1,000.00	$901.10	1.26%	$5.96

Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
Class A
Actual	$1,000.00	$899.70	1.60%	$7.56

Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02

9	June 30, 2008

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/2008	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/08–06/30/08

FORWARD LARGE CAP EQUITY FUND
Institutional Class
Actual	$1,000.00	$898.80	0.99%	$4.67

Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class A
Actual	$1,000.00	$897.90	1.39%	$6.57

Hypothetical	$1,000.00	$1,017.94	1.39%	$6.98

FORWARD BANKING AND FINANCE FUND(f)
Class A
Actual	$1,000.00	$790.40	1.62%	$7.23

Hypothetical	$1,000.00	$1,016.79	1.62%	$8.14
Class C
Actual	$1,000.00	$787.60	2.27%	$10.10

Hypothetical	$1,000.00	$1,013.57	2.27%	$11.37

FORWARD GROWTH FUND(g)
Class A
Actual	$1,000.00	$892.40	1.33%	$6.26

Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class C
Actual	$1,000.00	$889.40	1.98%	$9.30

Hypothetical	$1,000.00	$1,015.02	1.98%	$9.92

FORWARD LEGATO FUND
Institutional Class(d)
Actual	$1,000.00	$976.00	1.29%	$6.34

Hypothetical	$1,000.00	$1,006.08	1.29%	$6.43
Class A
Actual	$1,000.00	$922.00	1.73%	$8.28

Hypothetical	$1,000.00	$1,016.24	1.73%	$8.69

FORWARD OPPORTUNITIES FUND(h)
Class A
Actual	$1,000.00	$869.10	2.54%	$11.81

Hypothetical	$1,000.00	$1,012.22	2.54%	$12.72
Class C
Actual	$1,000.00	$866.60	3.03%	$14.06

Hypothetical	$1,000.00	$1,009.80	3.03%	$15.14

June 30, 2008	10

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/2008	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/08–06/30/08

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Investor Class(d)
Actual	$1,000.00	$965.20	1.84%	$8.99

Hypothetical	$1,000.00	$1,005.18	1.84%	$9.17
Institutional Class(d)
Actual	$1,000.00	$965.70	1.49%	$7.28

Hypothetical	$1,000.00	$1,005.75	1.49%	$7.43
Class A
Actual	$1,000.00	$917.10	1.92%	$9.15

Hypothetical	$1,000.00	$1,015.32	1.92%	$9.61

FORWARD INTERNATIONAL FIXED INCOME FUND
Investor Class
Actual	$1,000.00	$1,037.20	1.24%	$6.35

Hypothetical	$1,000.00	$1,018.90	1.24%	$6.29
Institutional Class
Actual	$1,000.00	$1,038.20	0.99%	$5.07

Hypothetical	$1,000.00	$1,020.16	0.99%	$5.03
Class A
Actual	$1,000.00	$1,036.80	1.30%	$6.66

Hypothetical	$1,000.00	$1,018.60	1.30%	$6.60
Class C
Actual	$1,000.00	$1,034.90	1.62%	$8.29

Hypothetical	$1,000.00	$1,016.99	1.62%	$8.21

FORWARD PROGRESSIVE REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$959.40	1.41%	$6.86

Hypothetical	$1,000.00	$1,017.86	1.41%	$7.07
Institutional Class(d)
Actual	$1,000.00	$887.10	1.15%	$5.38

Hypothetical	$1,000.00	$1,006.32	1.15%	$5.73

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

(c) The Forward Asia Ex-Japan Equities Fund and Forward Eastern Europe Equities Fund commenced operations on January 2, 2008. The Fund’s expenses that have been annualized are from the period of January 2, 2008 through June 30, 2008.

11	June 30, 2008

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

(d) The Forward Emerging Markets Fund—Class A shares, Forward Legato Fund—Institutional Class shares, Forward Long/Short Credit Analysis Fund—Investor Class shares, Forward Long/Short Credit Analysis Fund—Institutional Class shares and the Forward Progressive Real Estate Fund—Institutional Class shares commenced operations on May 2, 2008. The Fund’s expenses that have been annualized are from the period of May 2, 2008 through June 30, 2008.

(e) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(f) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(g) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(h) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

June 30, 2008	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD ASIA EX-JAPAN EQUITIES FUND
Financials	30.69%	(a)

Information Technology	15.66%

Industrials	10.65%

Energy	9.72%

Materials	9.24%

Telecommunication Services	8.80%

Consumer Discretionary	4.77%

Consumer Staples	3.51%

Utilities	1.30%

Short-Term Bank Debt Instruments & Net Cash	5.66%
	100.00%

FORWARD EASTERN EUROPE EQUITIES FUND
Energy	28.02%	(a)

Financials	23.48%

Materials	18.49%

Telecommunication Services	13.39%

Industrials	4.89%

Consumer Staples	3.25%

Consumer Discretionary	2.19%

Health Care	1.49%

Utilities	1.11%

Short-Term Bank Debt Instruments & Net Cash	3.69%
	100.00%

FORWARD EMERGING MARKETS FUND(c)
Energy	24.43%

Financials	16.10%

Materials	13.89%

Telecommunication Services	10.91%

Information Technology	8.73%

Industrials	6.92%

Loan Participation Notes	4.90%

Consumer Discretionary	4.29%

Preferred Stocks	2.45%

Consumer Staples	1.45%

Investment Holdings Companies	0.29%

Health Care	0.00%	(b)

Options Purchased	0.00%	(b)

Warrants	0.00%	(b)

Short-Term Bank Debt Instruments & Net Cash	5.64%
	100.00%

FORWARD INTERNATIONAL EQUITY FUND
Financials	27.71%	(a)

Industrials	18.20%

Energy	13.07%

Consumer Discretionary	10.41%

Consumer Staples	7.23%

Telecommunication Services	7.17%

Utilities	4.15%

Materials	3.58%

Health Care	3.57%

Information Technology	1.89%

Mutual Funds	1.59%

Short-Term Bank Debt Instruments & Net Cash	1.43%
	100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	35.33%	(a)

Financials	11.46%

Consumer Discretionary	10.40%

Health Care	10.09%

Information Technology	8.02%

Materials	5.19%

Consumer Staples	5.04%

Energy	4.27%

Utilities	3.43%

Telecommunication Services	3.27%

Short-Term Bank Debt Instruments & Net Cash	3.50%
	100.00%

13	June 30, 2008

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD LARGE CAP EQUITY FUND
Energy	14.87%

Information Technology	14.21%

Financials	12.77%

Health Care	12.58%

Industrials	9.62%

Consumer Discretionary	9.53%

Consumer Staples	9.53%

Materials	6.63%

Telecommunications	4.11%

Utilities	3.00%

Short-Term Bank Debt Instruments & Net Cash	3.15%
	100.00%

FORWARD BANKING AND FINANCE FUND(d)
Banks Regional	57.42%

Insurance Carriers: Property & Casualty	12.80%

Real Estate Investment Trusts	5.38%

Savings & Loans	3.36%

Investment Management Companies	3.03%

Diversified Financial Services	2.98%

Securities Brokerage & Service	2.45%

Financial Data Processing Services	2.01%

Insurance: Multi-Line	1.72%

Financial Information Services	1.20%

Financial Miscellaneous	0.18%

Short-Term Bank Debt Instruments & Net Cash	7.47%
	100.00%

FORWARD GROWTH FUND(e)
Technology	26.40%	(a)

Health Care	20.32%

Consumer Discretionary	12.15%

Producer Durables	11.65%

Energy	7.64%

Financial Services	6.34%

Materials & Processing	4.66%

Auto & Transportation	4.64%

Consumer Staples	1.66%

Utilities	1.13%

Short-Term Bank Debt Instruments & Net Cash	3.41%
	100.00%

FORWARD LEGATO FUND
Health Care	21.44%

Technology	21.17%

Industrials	18.76%

Energy	9.54%

Consumer Discretionary	9.41%

Financial Services	7.72%

Materials & Processing	3.72%

Consumer Staples	3.36%

Telecommunications	0.57%

Services	0.56%

Short-Term Bank Debt Instruments & Net Cash	3.75%
100.00%

FORWARD OPPORTUNITIES FUND(f)
Technology	26.20%

Energy	12.44%

Financial Services	7.98%

Materials & Processing	7.52%

Consumer Discretionary	6.90%

Health Care	6.74%

Auto & Transportation	4.77%

Consumer Staples	4.10%

Producer Durables	2.99%

Utilities	0.57%

Options Purchased	0.95%

Short-Term Bank Debt Instruments, Investment Securities Sold Short & Net Cash	18.84%
100.00%

FORWARD LONG/SHORT CREDIT ANALYSIS FUND
Municipal Bonds	159.38%

Corporate Bonds	17.88%

Short-Term Bank Debt Instruments, Investment Securities Sold Short & Net Cash	-77.26%
100.00%

FORWARD INTERNATIONAL FIXED INCOME FUND
Europe	60.15%

Japan	16.13%

Latin America	5.58%

North America	4.91%

Asia ex-Japan	3.13%

June 30, 2008	14

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD INTERNATIONAL FIXED INCOME FUND (continued)
Africa	2.39%

South America	1.84%

Short-Term Bank Debt Instruments & Net Cash	5.87%
100.00%

FORWARD PROGRESSIVE REAL ESTATE FUND
Retail	28.81%

Industrial	13.45%

Office	11.52%

Residential	10.22%

Health Care	6.67%

Hotels	3.01%

Specialty	2.70%

Self Storage	2.64%

Mutual Funds	0.82%

Short-Term Bank Debt Instruments & Net Cash	20.16%
100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b) Amount Represents less than 0.01%.

(c) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(d) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(e) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(f) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

15	June 30, 2008

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarters ended March 31, 2008. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2008	16

Portfolio of Investments (Note 10) (Unaudited)

Forward Asia Ex-Japan Equities Fund

Shares		Value (Note 2)

COMMON STOCKS: 94.34%
China: 21.77%

143,471	Bank of China, Ltd.	$63,849

15,000	China Insurance International Holdings Co., Ltd.	35,782

18,185	China Life Insurance Co., Ltd.	63,670

26,000	China Mobile, Ltd.	349,457

19,087	China Netcom Group Corp. Hong Kong, Ltd.	52,018

4,004	China Overseas Land & Investment, Ltd.	6,327

110,997	China Petroleum & Chemical Corp.	103,918

244,000	China Shanshui Cement Group, Ltd.(a)	87,620

28,000	China Shenhua Energy Co., Ltd.	109,885

6,088	China Shipping Development Co., Ltd.	18,270

86,000	China Telecom Corp., Ltd.	46,765

118,500	CNOOC, Ltd.	203,952

1	Guangzhou R&F Properties Co., Ltd.	2

349,000	Industrial & Commercial Bank of China, Ltd.	238,567

15,201	Li Ning Co., Ltd.	35,092

57,575	PetroChina Co., Ltd.	74,579

8,497	Ping An Insurance Co. of China, Ltd.	63,205

20,000	Shanghai Industrial Holdings, Ltd.	58,739

30,935	Sino-Ocean Land Holdings, Ltd.	17,456

59,068	Zijin Mining Group Co., Ltd.	50,226

		1,679,379

Hong Kong: 13.72%

11,596	Bank of East Asia, Ltd.	62,983

65,488	Belle International Holdings, Ltd.	58,960

45,500	BOC Hong Kong Holdings, Ltd.	120,500

10,000	Cheung Kong Holdings, Ltd.	134,791

7,900	Esprit Holdings, Ltd.	82,068

35,000	GOME Electrical Appliances Holdings, Ltd.	16,608

5,100	Hang Seng Bank, Ltd.	107,596

6,000	Henderson Land Development Co., Ltd.	37,398

20,000	Hutchison Whampoa, Ltd.	201,610

3,500	Kerry Properties, Ltd.	18,381

18,000	New World Development Co., Ltd.	36,659

5,467	Parkson Retail Group, Ltd.	39,895

Shares		Value (Note 2)

7,000	Sun Hung Kai Properties, Ltd.	$94,982

4,500	Swire Pacific, Ltd.	46,026

		1,058,457

Indonesia: 2.64%

45,500	PT Bank Rakyat Indonesia Tbk	25,168

77,000	PT Bumi Resources Tbk	68,482

13,500	PT Indika Energy Tbk(a)	4,795

6,774	PT Indo Tambangraya Megah Tbk	24,723

22,000	PT Perusahaan Gas Negara	31,020

16,207	PT United Tractors Tbk	21,357

11,000	Straits Asia Resources, Ltd.	28,540

		204,085

Malaysia: 2.76%

33,400	IOI Corp., Bhd	76,153

30,300	KNM Group, Bhd	58,884

24,000	Public Bank, Bhd	77,858

		212,895

Philippines: 0.03%

382	Ayala Corp.	2,191

Singapore: 4.91%

12,386	CapitaLand, Ltd.	51,891

5,000	DBS Group Holdings, Ltd.	69,310

7,867	Keppel Corp., Ltd.	64,414

24,782	SembCorp Industries, Ltd.	75,773

2,000	Singapore Airlines, Ltd.	21,609

7,000	United Overseas Bank, Ltd.	95,800

		378,797

South Korea: 22.69%

2,680	Daewoo Engineering & Construction Co., Ltd.	40,480

181	DC Chemical Co., Ltd.	61,080

1,390	Hana Financial Group, Inc.	53,485

413	Hanjin Heavy Industries & Construction Co., Ltd.	17,767

760	Hyundai Development Co.	38,507

727	Hyundai Mobis	58,866

See Notes to Financial Statements	17	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Asia Ex-Japan Equities Fund

Shares		Value (Note 2)
South Korea (continued): 22.69%

1,079	Hyundai Motor Co.	$73,237

3,040	Kookmin Bank	179,601

957	Korea Gas Corp.	69,713

1,262	KT & G Corp.	108,580

1,510	KT Corp.	64,598

1,150	LG Display Co., Ltd.	43,095

353	NHN Corp.(a)	61,586

435	POSCO	226,223

729	Samsung Card Co., Ltd	32,197

677	Samsung Electronics Co., Ltd.	404,498

185	Samsung Fire & Marine Insurance Co., Ltd.	38,643

2,360	Samsung Heavy Industries Co., Ltd.	84,152

670	Shinhan Financial Group Co., Ltd.	30,296

3,990	Woori Finance Holdings Co., Ltd.	63,509

		1,750,113

Taiwan: 23.43%

46,000	Advanced Semiconductor Engineering, Inc.	41,373

47,000	Asia Cement Corp.	70,454

9,000	Asustek Computer, Inc.	24,492

24,000	Cathay Financial Holding Co., Ltd.	52,186

91,000	China Steel Corp.	140,459

99,000	Chinatrust Financial Holding Co., Ltd.	95,566

64,000	Chunghwa Telecom Co., Ltd.	165,519

41,000	Far Eastern Textile, Ltd.	53,423

71,000	First Financial Holding Co., Ltd.	77,893

11,000	Foxconn Technology Co., Ltd.	50,918

84,000	Fubon Financial Holding Co., Ltd.	85,790

43,000	Hon Hai Precision Industry Co., Ltd.	211,791

13,000	President Chain Store Corp.	43,258

13,000	Synnex Technology International Corp.	26,768

110,000	Taishin Financial Holdings Co., Ltd.(a)	46,931

67,000	Taiwan Cement Corp.	90,502

20,000	Taiwan Fertilizer Co., Ltd.	75,116

160,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	342,635

Shares		Value (Note 2)

35,000	Uni-President Enterprises Corp.	$42,088

100,000	Yuanta Financial Holding Co., Ltd.(a)	70,010

		1,807,172

Thailand: 2.39%

12,600	Aapico Hitech Pcl	3,882

8,200	Bangkok Bank Pcl, Foreign Registered Shares	29,430

34,400	Bank of Ayudhya Pcl(a)	23,047

220,676	Italian-Thai Development Pcl	37,951

8,100	Kasikornbank Pcl	17,443

8,000	PTT Pcl	72,259

		184,012

	Total Common Stocks (Cost $7,945,503)	7,277,101

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.42%
$263,631	CitiBank-Nassau 1.600%, due 07/01/08	263,631

	Total Short-Term Bank Debt Instruments (Cost $263,631)	263,631

	Total Investments: 97.76% (Cost $8,209,134)	7,540,732

	Net Other Assets and Liabilities: 2.24%	173,099

	Net Assets: 100.00%	$7,713,831

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2008	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Eastern Europe Equities Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.31%
Czech Republic: 1.11%

746	CEZ AS	$66,189

Estonia: 0.05%

902	Silvano Fashion Group AS(a)	3,124

Georgia: 0.94%

2,450	Bank of Georgia, GDR(a)(b)(c)	56,350

Hungary: 2.83%

4,032	OTP Bank Nyrt(a)	168,737

Kazakhstan: 0.95%

1,280	KazMunaiGas Exploration & Production, GDR(b)(c)	39,936

3,616	Uranium One, Inc.(a)	17,021

		56,957

Poland: 8.44%

808	Bank Pekao SA	62,371

16,648	Getin Holding SA(a)	71,012

2,873	Global Trade Centre SA(a)	40,957

337	ING Bank Slaski AS	65,627

1,860	KGHM Polska Miedz SA(a)	87,281

8,186	Powszechna Kasa Oszczednosci Bank Polski SA	176,163

		503,411

Russia: 64.56%

2,663	Cherepovets MK Severstal, GDR, Registered Shares(b)(c)	68,972

9,520	Comstar United Telesystems, GDR(b)(c)	95,200

1,397	CTC Media, Inc.(a)	34,450

1,288	Evraz Group SA, GDR(b)(c)	150,052

9,548	OAO Gazprom, Sponsored ADR(c)(d)	553,785

3,594	Imperial Energy Corp., Plc(a)	66,504

6,194	Integra Group Holdings, GDR(a)(b)(c)	68,691

11,111	JSC MMC Norilsk Nickel, ADR(d)	281,108

5,369	LUKOIL, Sponsored ADR(d)	529,383

4,328	Magnitogorsk Iron & Steel Works, Sponsored GDR(b)(c)	75,221

3,067	Mechel, ADR(d)	151,939

3,420	Mobile TeleSystems OJSC, Sponsored ADR(d)	262,006

Shares		Value (Note 2)

2,596	NovaTek OAO, GDR(b)(c)	$225,592

1,153	OAO TMK, GDR(b)(c)	45,405

1,996	Pharmstandard, GDR(a)(b)(c)	54,990

6,136	RGI International, Ltd.(a)	50,622

5,436	Rosneft Oil Co., GDR(b)	63,058

135,146	Sberbank	427,061

6,092	Sistema JSFC, Sponsored GDR(b)(c)	183,126

416	Tatneft, GDR(b)(c)	62,712

1,607	Uralkali, GDR(b)(c)	116,829

609	Veropharm(a)	33,982

6,681	Vimpel-Communications, ADR(d)	198,292

513	Wimm-Bill-Dann Foods OJSC, ADR(d)	53,978

		3,852,958

Turkey: 17.43%

10,504	Aksigorta AS	35,365

906	Bagfas Bandirma Gubre Fabrikalari AS	115,499

2,676	BIM Birlesik Magazalar AS	102,233

7,685	Enka Insaat ve Sanayi AS	88,550

57,661	GSD Holding AS(a)	48,534

38,768	Hurriyet Gazetecilik ve Matbaacilik SA(a)	45,621

59,805	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(a)	56,203

16,896	Karsan Otomotiv Sanayi ve Ticaret AS(a)	20,021

5,465	Koza Davetiyeleri(a)	20,275

19,129	Sekerbank TAS	37,204

15,087	TAT Konserve Sanayii AS(a)	38,466

23,864	Tekfen Holding AS	183,315

9,445	Tofas Turk Otomobil Fabrikasi AS	27,477

10,507	Turkcell Iletisim Hizmetleri AS	60,104

40,027	Turkiye Garanti Bankasi AS(a)	92,242

21,077	Turkiye Is Bankasi AS, Class C	68,896

		1,040,005

	Total Common Stocks (Cost $6,184,099)	5,747,731

See Notes to Financial Statements	19	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Eastern Europe Equities Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.19%
$190,296	Danske — Copenhagen 1.600%, due 07/01/08	$190,296

	Total Short-Term Bank Debt Instruments (Cost $190,296)	190,296

	Total Investments: 99.50% (Cost $6,374,395)	5,938,027

	Net Other Assets and Liabilities: 0.50%	29,753

	Net Assets: 100.00%	$5,967,780

(a) Non-income producing security.

(b) GDR — Global Depositary Receipt.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,796,861, representing 30.11% of net assets.

(d) ADR — American Depositary Receipt.

Percentages are stated as a percent of net assets.

June 30, 2008	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 86.72%
Argentina: 0.00%(b)

122	Banco Macro SA, ADR(c)	$2,028

Bahrain: 0.04%

1,364	Gulf Finance House E.C., Sponsored GDR(d)(e)	53,537

Brazil: 15.38%

138,547	Banco do Brasil SA	2,254,813

118,446	Companhia Vale do Rio Doce	4,229,950

51,243	Global Village Telecom Holding SA(f)	1,245,035

64,452	Lojas Renner SA	1,274,486

918	OGX Petroleo e Gas Participacoes SA(f)	725,530

163,490	Petroleo Brasileiro SA, ADR(c)	9,474,247

18,657	Unibanco-Uniao de Bancos Brasileiros SA, GDR(d)	2,368,133

		21,572,194

Chile: 0.82%

89,078	Empresas Copec SA	1,152,662

China: 13.58%

2,442,000	Bank of China, Ltd.	1,086,760

443	Bosideng International Holdings, Ltd.(f)	74

3	China Construction Bank Corp.	2

201,750	China Mobile, Ltd.	2,711,648

300,000	China Resources Enterprise, Ltd.	856,071

6,400,000	China Shanshui Cement Group, Ltd.(f)	2,298,246

1,150,000	CNOOC, Ltd.	1,979,288

1,964,000	Denway Motors, Ltd.	758,170

400	Great Wall Motor Co., Ltd.	265

158,482	Gushan Environmental Energy, Ltd., ADR(c)	1,841,561

584,000	Hidili Industry International Development, Ltd.	1,018,615

3,067,000	Industrial & Commercial Bank of China, Ltd.	2,096,522

224,470	Ping An Insurance (Group) Co. of China, Ltd.	1,669,725

261,000	Shanghai Industrial Holdings, Ltd.	766,539

Shares		Value (Note 2)

26,807	Suntech Power Holdings Co., Ltd., ADR(c)(f)	$1,004,191

1,126,000	Zijin Mining Group Co., Ltd.	957,438

		19,045,115

Egypt: 0.66%

6,751	Orascom Construction Industries Co., GDR(d)	924,887

Hong Kong: 1.10%

20,262	China Netcom Group Corp. (Hong Kong), Ltd., Sponsored ADR(c)	1,106,103

560,000	Fushan International Energy Group, Ltd.(f)	430,921

		1,537,024

Hungary: 0.00%(b)

103	OTP Bank Nyrt(f)	4,310

India: 1.19%

15,140	ICICI Bank, Ltd., Sponsored ADR(c)	435,426

25,093	Satyam Computer Services, Ltd., ADR(c)	615,280

11,554	State Bank of India, GDR(d)(e)	621,606

		1,672,312

Indonesia: 3.86%

1,817,000	Golden Agri-Resources, Ltd.	1,201,940

1,258,000	PT Bumi Resources Tbk	1,118,829

2,932,000	PT Indika Energy Tbk(f)	1,041,464

31,912	PT Telekomunikasi Indonesia, Sponsored ADR(c)	1,029,162

394,000	Straits Asia Resources, Ltd.	1,022,248

		5,413,643

Kazakhstan: 1.35%

60,476	KazMunaiGas Exploration & Production, GDR(d)(e)	1,886,851

Malaysia: 1.37%

686,000	Gamuda Bhd	491,275

154,000	Kuala Lumpur Kepong Bhd	829,502

212,400	Telekom Malaysia Bhd	206,712

212,400	TM International Bhd(f)	399,774

		1,927,263

See Notes to Financial Statements	21	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund(a)

Shares		Value (Note 2)
Mexico: 4.68%

71,111	America Movil SA de CV, ADR, Series L(c)	$3,751,106

295,033	Grupo Financiero Banorte SAB de CV	1,387,468

627,833	Grupo Mexico SAB de CV, Series B	1,424,527

		6,563,101

Pakistan: 0.52%

404,500	Oil & Gas Development Co., Ltd.	734,896

Philippines: 0.00%(b)

2	Ayala Land, Inc.	1

3	Philippine Long Distance Telephone Co.	159

		160

Poland: 0.99%

29,426	KGHM Polska Miedz SA(f)	1,380,822

Russia: 14.39%

23,751	LUKOIL	2,332,348

994	Mechel, ADR(c)	49,243

6,050	MMC Norilsk Nickel	1,524,600

17,086	Mobile TeleSystems OJSC, Sponsored ADR(c)	1,308,958

16,200	Novolipetsk Steel OJSC — GDR Registered Shares(d)(e)	915,300

153,110	OAO Gazprom, Sponsored ADR(c)(e)	8,880,381

188,995	Rosneft Oil Co., GDR(d)	2,192,342

749,193	Sberbank	2,367,450

20,246	Sistema JSFC, Sponsored GDR(d)	608,595

		20,179,217

Slovakia: 0.00%(b)

525	Chirana Prema AS(f)(g)(h)	0

South Africa: 2.64%

39,498	Impala Platinum Holdings, Ltd.	1,558,733

71,516	MTN Group, Ltd.	1,137,132

103,716	Standard Bank Group, Ltd.	1,010,668

		3,706,533

South Korea: 11.25%

5,913	Daelim Industrial Co.	604,838

22,412	Dongkuk Steel Mill Co., Ltd.	966,284

Shares		Value (Note 2)

16,830	Hana Financial Group, Inc.	$647,586

1	Hanjin Heavy Industries & Construction Co., Ltd.(f)	24

10,882	Hyundai Department Store Co., Ltd.	881,129

2,758	Hyundai Heavy Industries Co., Ltd.	854,254

12,824	Hyundai Motor Co.	870,421

5,842	Korea Zinc Co., Ltd.	798,629

10,992	LG Corp.	713,500

41,830	LG Dacom Corp.	665,809

12,191	LG Electronics, Inc.	1,381,037

4,826	NHN Corp.(f)	841,972

2,290	POSCO	1,190,918

16,304	Samsung Corp.	882,182

5,926	Samsung Electronics Co., Ltd.	3,540,701

4,467	Samsung Fire & Marine Insurance Co., Ltd.	933,072

		15,772,356

Taiwan: 10.20%

885,477	AU Optronics Corp.	1,391,535

434,485	Cathay Financial Holding Co., Ltd.	944,750

1,179,600	Chinatrust Financial Holding Co., Ltd.	1,138,678

438,000	Chunghwa Telecom Co., Ltd.	1,132,771

447,756	Hon Hai Precision Industry Co., Ltd.	2,205,367

655,000	Nan Ya Plastics Corp.	1,391,872

813,458	Siliconware Precision Industries Co.	1,199,296

569,000	Taiwan Cement Corp.	768,590

228,000	Taiwan Fertilizer Co., Ltd.	856,324

224,934	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(c)(f)	2,454,031

1,177,000	Yuanta Financial Holding Co., Ltd.(f)	824,012

		14,307,226

Thailand: 1.34%

396,100	Kasikornbank Pcl	841,128

181,600	PTT Exploration & Production Pcl	1,042,835

		1,883,963

June 30, 2008	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund(a)

Shares		Value (Note 2)

Turkey: 1.36%

827,489	Turkiye Garanti Bankasi AS(f)	$1,906,937

	Total Common Stocks (Cost $112,673,737)	121,627,037

INVESTMENT HOLDING COMPANIES: 0.29%
Vietnam: 0.29%

9,858	Vietnam Growth Fund, Ltd.(f)	182,373

26,000	Vietnam Resource Investments Holdings, Ltd.(f)	221,000

		403,373

	Total Investment Holding Companies (Cost $533,695)	403,373

LOAN PARTICIPATION NOTES: 4.90%
China: 0.77%

411,800	Beijing Hualian Hypermarket Co., Ltd., Class A (Loan Participation Notes issued by UBS AG), expiring 04/24/09(f)	1,084,427

India: 4.13%

500,694	Emaar Properties PJSC (Loan Participation Notes issued by HSBC Bank Plc), expiring 04/27/09(f)	1,479,005

246,892	Gujarat NRE Coke, Ltd. (Loan Participation Notes issued by Macquarie Group, Ltd.), expiring 05/10/12(f)	728,769

113,768	Ranbaxy Laboratories, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 01/28/09(f)	1,383,065

23,498	Reliance Industries, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 07/15/09(f)	1,144,261

109,022	Steel Authority of India, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 04/21/09(f)	353,482

139,936	Suzlon Energy, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 09/30/10(f)	702,363

		5,790,945

	Total Loan Participation Notes (Cost $7,756,767)	6,875,372

Shares		Value (Note 2)

PREFERRED STOCKS: 2.45%
Brazil: 2.45%

62,958	Cia Energetica de Minas Gerais, Preference	$1,541,059

38,513	Usinas Siderurgicas de Minas Gerais SA, Preference	1,894,779

		3,435,838

	Total Preferred Stocks (Cost $2,671,010)	3,435,838

Contracts

OPTIONS PURCHASED: 0.00%(b)
Calls: 0.00%(b)

South Korea: 0.00%(b)

	Korea Composite Stock Price 200 Index

94	Expiration: July 2008 at: 250 KRW	180

Taiwan: 0.00%(b)

	Taiwan Taiex Index

7,298	Expiration: August 2008 at: 9,706 TWD	37

	Total Options Purchased (Cost $103,394)	217

WARRANTS: 0.00%(b)
Vietnam: 0.00%(b)

2,600	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10)(f)(g)(h)	0

	Total Warrants (Cost $0)	0

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 6.14%
$8,617,000	Wells Fargo & Co. — Grand Cayman 1.600%, due 07/01/08	8,617,000

	Total Short-Term Bank Debt Instruments (Cost $8,617,000)	8,617,000

	Total Investments: 100.50% (Cost $132,355,603)	140,958,837

	Net Other Assets and Liabilities: (0.50)%	(699,681)

	Net Assets: 100.00%	$140,259,156

See Notes to Financial Statements	23	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund(a)

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Amount represents less than 0.01%.

(c) ADR — American Depositary Receipt.

(d) GDR — Global Depositary Receipt.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $12,357,675, representing 8.81% of net assets.

(f) Non-income producing security.

(g) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(h) Fair valued security.

Percentages are stated as a percent of net assets.

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities are as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/08/96 - 05/10/96	Chirana Prema AS(g)	$16,311	$0	0.00%
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10)(h)	0	0	0.00%

Currency Abbreviations:

KRW — Korean Won

TWD — Taiwan Dollar

June 30, 2008	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.98%
Australia: 2.00%

69,114	Centennial Coal Co., Ltd.(a)	$369,737

24,542	MacArthur Coal, Ltd.(a)	396,145

17,173	Orica, Ltd.(a)	482,004

15,863	United Group, Ltd.(a)	187,291

		1,435,177

Austria: 1.51%

8,528	Raiffeisen International Bank Holding AG(a)	1,083,495

Belgium: 1.08%

11,642	Delhaize Group(a)	779,761

Brazil: 3.61%

20,433	Bovespa Holding SA	252,369

5,464	Companhia de Bebidas das Americas, ADR(b)	346,144

22,944	Companhia de Saneamento de Minas Gerais — Copasa MG	425,504

12,002	Petroleo Brasileiro SA, ADR(b)	695,517

3,303	Unibanco-Uniao de Bancos Brasileiros SA, GDR(c)	419,250

71,187	Vivo Participacoes SA, ADR(b)(d)	452,749

		2,591,533

Canada: 3.22%

9,715	Addax Petroleum Corp.	469,125

116,077	Equinox Minerals, Ltd.(a)(d)	517,652

20,262	ShawCor, Ltd.	715,340

1,186	Suncor Energy, Inc. (Canadian Dollars)	68,855

9,374	Suncor Energy, Inc. (U.S. Dollars)	544,817

		2,315,789

China: 1.08%

64,000	Citic Pacific, Ltd.(a)	236,693

456,000	Keck Seng Investments(a)	270,299

209,448	PetroChina Co., Ltd.(a)	270,759

		777,751

Egypt: 1.04%

11,744	Orascom Telecom Holding SAE, GDR, Registered Shares(a)(c)(e)	750,074

Shares		Value (Note 2)

Finland: 0.84%

17,206	Kone Corp. Oyj(a)	$601,451

France: 7.23%

31,882	Air France-KLM(a)	760,472

9,556	Electricite de France(a)	905,250

13,166	Saft Groupe SA(a)	572,794

16,147	Societe Generale(a)	1,399,931

18,270	Total SA(a)	1,555,116

		5,193,563

Germany: 7.23%

5,081	Allianz SE(a)	893,047

19,015	Daimler AG(a)	1,177,020

24,217	Deutsche Post AG(a)	629,618

19,034	Fresenius Medical Care AG & Co.(a)	1,046,321

36,681	Hypo Real Estate Holding AG(a)	1,025,733

7,431	Kloeckner & Co., AG(a)	423,709

		5,195,448

Greece: 1.27%

20,283	National Bank of Greece SA(a)	912,872

Hong Kong: 3.97%

34,335	Cheung Kong Holdings, Ltd.(a)	464,312

474,230	Hutchison Telecommunications International, Ltd.(a)(d)	671,540

39,000	Jardine Matheson Holdings, Ltd.(a)	1,211,994

65,946	Kerry Properties, Ltd.(a)	346,816

213,000	KWG Property Holding, Ltd.(a)	153,185

		2,847,847

India: 0.24%

3,202	State Bank of India, GDR(a)(c)(e)	172,109

Indonesia: 0.39%

355,500	PT Telekomunikasi Indonesia Tbk(a)	283,919

Italy: 10.42%

49,562	Astaldi SpA(a)	407,443

63,773	Banco Popolare Scarl(a)	1,126,636

54,348	Danieli & Co., SpA, Non-Voting Shares(a)	1,281,893

See Notes to Financial Statements	25	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)
Italy (continued): 10.42%

49,956	Enia SpA(a)	$623,628

53,149	Fondiaria-Sai SpA(a)	1,182,635

81,960	Marazzi Group SpA(a)	918,356

67,306	Mediaset SpA(a)	442,670

247,212	UniCredit SpA(a)	1,503,730

		7,486,991

Japan: 11.28%

29,000	Asahi Glass Co., Ltd.(a)	351,101

81	Astellas Pharma, Inc.(a)	3,445

98	Central Japan Railway Co.(a)	1,080,202

48,000	Daiwa Securities Group, Inc.(a)	441,398

8,500	Ibiden Co., Ltd.(a)	309,536

133,000	Isuzu Motors, Ltd.(a)	640,462

107,000	ITOCHU Corp.(a)	1,140,810

313	Japan Tobacco, Inc.(a)	1,334,900

32,000	Mitsubishi Estate Co., Ltd.(a)	732,628

25,320	SUMCO Corp.(a)	560,988

94,000	Sumitomo Heavy Industries, Ltd.(a)	637,547

55	Sumitomo Mitsui Financial Group, Inc.(a)	413,611

7,500	T&D Holdings, Inc.(a)	462,604

		8,109,232

Kazakhstan: 2.23%

51,370	KazMunaiGas Exploration & Production, GDR(a)(c)(e)	1,600,540

Malaysia: 1.13%

218,600	Asiatic Development Bhd(a)	549,915

731,900	Sunway Holdings, Inc. Bhd(a)(d)	260,236

		810,151

Mexico: 1.53%

6,093	America Movil SA de CV, ADR, Series L(b)	321,406

5,996	Coca-Cola Femsa, SA de CV, Sponsored ADR(b)	338,115

18,558	Grupo Televisa SA, Sponsored ADR(b)	438,340

		1,097,861

Netherlands: 2.23%

39,136	Royal Dutch Shell Plc, Class A(a)	1,600,384

Shares		Value (Note 2)
Norway: 2.06%

987,650	Marine Harvest(a)(d)	$723,401

40,497	Telenor ASA(a)	760,216

		1,483,617

Philippines: 0.32%

1,084,840	Ayala Land, Inc.(a)	231,172

Russia: 1.24%

77,265	Rosneft Oil Co., GDR(a)(c)	891,221

Singapore: 1.87%

43,000	City Developments, Ltd.(a)	344,190

208,896	Indofood Agri Resources, Ltd.(a)(d)	391,875

228,000	Singapore Telecommunications, Ltd.(a)	607,776

		1,343,841

South Africa: 1.03%

18,830	Impala Platinum Holdings, Ltd.(a)	740,008

South Korea: 0.54%

1,877	Samsung Fire & Marine Insurance Co., Ltd.(a)	392,028

Spain: 5.22%

73,950	Banco Santander SA(a)	1,349,145

38,541	Corporacion Dermoestetica SA(a)(d)	259,527

82,199	Sol Melia SA(a)	884,887

47,658	Telefonica SA(a)	1,261,210

		3,754,769

Sweden: 1.09%

13,375	Modern Times Group AB, Class B(a)	782,951

Switzerland: 6.93%

16,100	Bank Sarasin & Co., Ltd., AG(a)	722,521

15,298	Compagnie Financiere Richemont SA(a)	848,974

15,206	Julius Baer Holding, Ltd.(a)	1,019,759

6,990	Roche Holding AG(a)	1,256,608

4,441	Zurich Financial Services AG(a)	1,131,810

		4,979,672

Taiwan: 2.08%

105,176	Cathay Financial Holding Co., Ltd.(a)	228,480

4,688	Cathay Financial Holding Co., Ltd., GDR(a)(c)(e)	94,510

June 30, 2008	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)

Taiwan (continued): 2.08%

325,000	Taiwan Cement Corp.(a)	$438,359

30,914	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)(d)	337,272

328,000	Uni-President Enterprises Corp.(a)	393,493

		1,492,114

Thailand: 0.55%

110,700	Bangkok Bank Public Co., Ltd.(a)	397,813

Turkey: 2.26%

256,551	Aksigorta AS(a)	863,744

82,846	Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	718,527

6,697	Turkcell Iletisim Hizmetleri AS(a)	38,795

		1,621,066

United Arab Emirates: 1.07%

895,194	DP World, Ltd.	769,867

United Kingdom: 7.19%

195,969	BBA Aviation Plc(a)	491,943

28,075	Carnival Plc(a)	891,337

119,981	International Power Plc(a)	1,027,838

180,964	Invista Real Estate Investment Management Holdings Plc(a)	182,316

32,097	Oilexco, Inc.(a)(d)	605,467

59,886	Raymarine Plc(a)	153,887

35,855	SIG Plc(a)	382,246

529,213	Tanfield Group Plc(a)(d)	332,886

45,068	Whitbread Plc(a)	1,099,029

		5,166,949

	Total Common Stocks (Cost $75,216,678)	69,693,036

MUTUAL FUNDS: 1.59%
Canada: 1.59%

34,356	iShares MSCI Canada Index Fund(f)	1,141,993

	Total Mutual Funds (Cost $740,247)	1,141,993

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.39%
$280,566	Wells Fargo & Co.-Grand Cayman 1.600%, due 07/01/08	$280,566

	Total Short-Term Bank Debt Instruments (Cost $280,566)	280,566

	Total Investments: 98.96% (Cost $76,237,491)	71,115,595

	Net Other Assets and Liabilities: 1.04%	744,359

	Net Assets: 100.00%	$71,859,954

(a) Fair valued security.

(b) ADR — American Depositary Receipt.

(c) GDR — Global Depositary Receipt.

(d) Non-income producing security.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,617,233, representing 3.64% of net assets.

(f) Investment in other funds is calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	27	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.50%
Australia: 4.90%

5,800,000	Ausgroup, Ltd.	$3,005,402

3,224,553	Boart Longyear Co.	6,893,440

1,267,290	Centennial Coal Co., Ltd.	6,803,394

1,341,414	Kagara, Ltd.	5,915,374

1,556,685	Metcash, Ltd.	5,521,588

2,817,018	Sunland Group, Ltd.	6,130,234

631,011	Transfield Services, Ltd.	4,488,512

		38,757,944

Austria: 2.55%

249,208	Conwert Immobilien Invest AG(a)	4,284,648

143,284	Intercell AG(a)	7,083,663

181,292	RHI AG(a)	8,848,525

		20,216,836

Belgium: 3.86%

48,260	Bekaert SA	7,450,157

67,605	EVS Broadcast Equipment SA	6,043,726

357,938	Ion Beam Applications	8,853,491

361,764	Telenet Group Holding NV(a)	8,196,278

		30,543,652

China: 0.65%

924,413	Sino Gold Mining, Ltd.(a)	5,166,497

Denmark: 1.51%

31,708	SimCorp AS	5,730,281

88,440	TrygVesta AS	6,254,993

		11,985,274

Finland: 1.27%

207,200	Elisa Oyj	4,348,610

1,551,689	Ruukki Group Oyj	5,741,205

		10,089,815

France: 6.69%

103,838	bioMerieux SA	11,942,825

942,962	Bull SA(a)	3,414,700

110,575	Bureau Veritas SA	6,568,622

82,416	Iliad SA	8,011,405

Shares		Value (Note 2)

67,642	Sechilienne-Sidec	$5,307,928

171,019	Teleperformance	6,311,499

30,782	Vilmorin & Cie	5,806,580

64,772	Virbac SA	5,576,303

		52,939,862

Germany: 6.67%

33,415	Bijou Brigitte Modische Accessoires AG	4,490,302

122,566	Escada AG(a)	2,593,581

227,453	GEA Group AG	8,003,865

79,483	Gerresheimer AG	4,129,702

388,530	Kontron AG	5,291,407

64,925	Pfeiffer Vacuum Technology AG	6,675,068

131,573	Sfc Smart Fuel Cell AG(a)	2,193,781

134,242	SGL Carbon AG(a)	9,373,732

128,527	Software AG	7,760,510

239,099	Vivacon AG	2,285,057

		52,797,005

Greece: 2.24%

144,909	Fourlis Holdings SA	4,243,643

191,969	JUMBO SA	5,392,082

252,643	Lamda Development SA(a)	3,619,755

758,513	Michaniki SA	4,466,478

		17,721,958

Hong Kong: 3.77%

530,915	China Green Holdings, Ltd.	630,514

6,789,433	China Infrastructure Machinery Holdings, Ltd.	6,312,916

2,452,100	China Insurance International Holdings Co., Ltd.	5,849,378

6,690,516	Fushan International Energy Group, Ltd.(a)	5,148,366

1,000,000	Moulin Global Eyecare Holdings, Ltd.(a)(b)(c)	0

9,929,468	Prime Success International Group, Ltd.	5,488,603

6,805,822	Shun TAK Holdings, Ltd.	6,371,797

		29,801,574

Ireland: 0.76%

174,826	FBD Holdings Plc	6,028,103

June 30, 2008	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)
Italy: 3.29%

423,480	ACEA SpA	$8,061,015

231,068	Danieli & Co., SpA, Non-Voting Shares	5,489,839

60,580	Danieli & Co., SpA, Voting Shares	2,267,196

485,613	Enia SpA	6,082,205

163,270	Prysmian SpA	4,136,118

		26,036,373

Japan: 18.62%

387,813	Aeon Delight Co., Ltd.	7,925,359

1,029,600	Citizen Watch Co., Ltd.	7,844,295

559,400	CKD Corp.	3,471,720

423,900	Don Quijote Co., Ltd.	7,756,630

248,860	Fujimi, Inc.	3,761,551

250,400	Hamamatsu Photonics K.K.	6,496,699

3,325,000	HASEKO Corp.	4,446,485

347,000	Hitachi Koki Co., Ltd.	5,712,256

598	Internet Initiative Japan, Inc.	2,218,882

4,190,000	Ishihara Sangyo Kaisha, Ltd.(a)	6,668,644

370,900	Izumi Co., Ltd.	5,714,483

1,010,000	Kitz Corp.	5,164,854

235,300	Kobayashi Pharmaceutical Co., Ltd.	7,556,369

681,000	Kyorin Co., Ltd.	8,516,909

1,102	MID REIT, Inc.	3,590,827

265,000	Nabtesco Corp.	4,052,927

615,700	NAMCO BANDAI Holdings, Inc.	6,969,641

440,000	Nihon Kohden Corp.	7,616,141

253,070	Nippon Seiki Co., Ltd.	3,389,043

1,521,000	NITTO BOSEKI Co., Ltd.	3,566,690

6,803	Pacific Golf Group International Holdings KK	6,791,148

2,904	Risa Partners, Inc.	4,430,456

488,300	Shinko Plantech Co., Ltd.	7,550,865

176,000	Sysmex Corp.	6,928,286

235,981	The Tokyo Tomin Bank, Ltd.	4,566,944

337,000	Yamaguchi Financial Group, Inc.	4,665,348

		147,373,452

Shares		Value (Note 2)
Netherlands: 2.93%

181,254	CSM NV	$6,332,503

118,306	Exact Holding NV	3,539,084

88,950	Smit Internationale NV	8,682,968

186,250	Unit 4 Agresso NV	4,668,420

		23,222,975

Portugal: 0.60%

655,540	Jeronimo Martins SGPS, SA	4,763,229

Singapore: 4.32%

4,844,239	ASL Marine Holdings, Ltd.	4,450,626

6,134,000	ComfortDelGro Corp., Ltd.	6,762,706

2,621,000	KS Energy Services, Ltd.	3,640,947

3,862,309	MobileOne, Ltd.	5,336,916

3,826,266	Parkway Holdings, Ltd.	6,524,521

2,978,000	UOL Group, Ltd.	7,441,990

		34,157,706

Spain: 4.98%

142,752	Bolsas y Mercados Espanoles	5,315,497

303,813	Grifols SA	9,705,523

227,598	Prosegur Cia de Seguridad SA	9,886,685

106,360	Tecnicas Reunidas SA	8,917,199

463,475	Tubacex SA	5,575,068

		39,399,972

Sweden: 4.30%

164,668	B&B Tools AB	3,862,108

343,971	Hexagon AB, Class B	6,282,628

796,947	Kappahl Holding AB(a)	5,438,737

143,520	Oriflame Cosmetics SA	9,234,448

366,570	Saab AB	9,251,822

		34,069,743

Switzerland: 4.71%

10,228	Banque Cantonale Vaudoise	3,394,148

56,122	BKW FMB Energie AG	7,691,332

20,117	Helvetia Holding AG	7,832,741

56,810	Partners Group Holding AG	7,835,670

339,149	Temenos Group AG(a)	10,507,627

		37,261,518

See Notes to Financial Statements	29	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

United Kingdom: 17.88%

621,483	Aggreko Plc	$9,092,307

604,274	Charter Plc	10,465,417

145,483	Forth Ports Plc	5,027,647

1,214,290	Inchcape Plc	7,727,630

738,660	Informa Plc	6,076,418

2,539,994	Invista Real Estate Investment Management Holdings Plc	2,567,567

1,565,133	Meggitt Plc	6,624,654

1,835,890	Mitie Group Plc	7,752,389

946,684	Mouchel Group Plc	7,863,106

329,184	Premier Oil Plc(a)	10,805,601

2,544,554	PV Crystalox Solar Plc	10,085,972

2,300,960	QinetiQ Plc	9,464,162

1,545,692	RPS Group Plc	9,220,890

1,008,068	Serco Group Plc	8,990,388

333,788	SIG Plc	3,573,569

1,155,776	Southern Cross Healthcare, Ltd.	2,992,747

1,077,252	St. James’s Place Capital Plc	4,704,462

1,769,139	Stagecoach Group Plc	9,866,725

500,829	Venture Production Plc	8,668,866

		141,570,517

	Total Common Stocks (Cost $768,863,072)	763,904,005

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 7.37%
$58,353,000	Bank of America — London 1.600%, due 07/01/08	$58,353,000

	Total Short-Term Bank Debt Instruments (Cost $58,353,000)	58,353,000

	Total Investments: 103.87% (Cost $827,216,072)	822,257,005

	Net Other Assets and Liabilities: (3.87)%	(30,631,871)

	Net Assets: 100.00%	$791,625,134

(a) Non-income producing security.

(b) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c) Fair valued security.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
05/15/03 - 03/07/05	Moulin Global Eyecare Holdings, Ltd.(c)	$613,587	$0	0.00%

June 30, 2008	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.85%
Consumer Discretionary: 9.53%

6,947	McDonald’s Corp.	$390,560

5,646	Nike, Inc., Class B	336,558

12,924	TJX Cos., Inc.	406,718

18,833	The Walt Disney Co.	587,590

		1,721,426

Consumer Staples: 9.53%

11,660	Avon Products, Inc.	419,994

10,180	The Coca-Cola Co.	529,156

6,631	Procter & Gamble Co.	403,231

6,550	Wal-Mart Stores, Inc.	368,110

		1,720,491

Energy: 14.87%

6,800	ConocoPhillips Corp.	641,853

5,140	Exxon Mobil Corp.	452,988

4,050	National Oilwell Varco, Inc.(a)	359,316

5,940	Occidental Petroleum Corp.	533,768

4,660	Schlumberger, Ltd.	500,624

1,290	Transocean, Inc.(a)	196,583

		2,685,132

Financials: 12.77%

12,913	ACE, Ltd.	711,378

8,439	Bank of America Corp.	201,439

11,521	The Bank of New York Mellon Corp.	435,839

29,340	Hudson City Bancorp, Inc.	489,391

8,844	MetLife, Inc.	466,698

		2,304,745

Health Care: 12.58%

5,394	Genzyme Corp.(a)	388,476

10,541	Gilead Sciences, Inc.(a)	558,146

10,566	Johnson & Johnson	679,816

11,360	St. Jude Medical, Inc.(a)	464,397

3,233	Thermo Fisher Scientific, Inc.(a)	180,175

		2,271,010

Shares		Value (Note 2)

Industrials: 9.62%

6,378	3M Co.	$443,845

4,350	CSX Corp.	273,224

5,870	Deere & Co.	423,403

11,874	Honeywell International, Inc.	597,024

		1,737,496

Information Technology: 14.21%

2,048	Apple, Inc.(a)	342,917

14,910	Cisco Systems, Inc.(a)	346,807

397	Google, Inc., Class A(a)	208,989

8,910	Intel Corp.	191,387

3,570	International Business Machines Corp.	423,152

3,575	MEMC Electronic Materials, Inc.(a)	220,005

19,467	Microsoft Corp.	535,537

14,130	Oracle Corp.(a)	296,730

		2,565,524

Materials: 6.63%

11,139	Celanese Corp.	508,607

3,302	Freeport-McMoRan Copper & Gold, Inc., Class B	386,961

2,380	Monsanto Co.	300,927

		1,196,495

Telecommunications : 4.11%

7,473	AT&T, Inc.	251,765

10,370	Embarq Corp.	490,190

		741,955

Utilities: 3.00%

6,570	FirstEnergy Corp.	540,908

	Total Common Stocks (Cost $16,681,589)	17,485,182

See Notes to Financial Statements	31	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.11%
$381,681	Bank of America — London 1.600%, due 07/01/08	$381,681

	Total Short-Term Bank Debt Instruments (Cost $381,681)	381,681

	Total Investments: 98.96% (Cost $17,063,270)	17,866,863

	Net Other Assets and Liabilities: 1.04%	187,451

	Net Assets: 100.00%	$18,054,314

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2008	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund(a)

Shares	Value (Note 2)

COMMON STOCKS: 92.53%
Financial Services: 92.53%

Banks Regional: 57.42%

17,800	BancorpSouth, Inc.	$311,322

73,419	Bank of The Ozarks, Inc.	1,091,006

20,400	Banner Corp.	180,744

10,938	Camden National Corp.	254,637

136,327	Cascade Financial Corp.	887,489

32,512	CoBiz Financial, Inc.	213,929

84,767	Codorus Valley Bancorp, Inc.	1,154,527

34,400	Cullen/Frost Bankers, Inc.	1,714,840

15,016	Eastern Virginia Bankshares, Inc.	240,256

55,670	Encore Bancshares, Inc.(b)	871,236

61,446	Enterprise Financial Services Corp.	1,158,257

14,300	First Financial Bankshares, Inc.	655,083

13,050	First Regional Bancorp(b)	73,211

192,638	First Security Group, Inc.	1,074,920

103,700	F.N.B. Corp.	1,221,586

36,700	Fulton Financial Corp.	368,835

63,794	Gateway Financial Holdings, Inc.	489,300

45,600	Glacier Bancorp, Inc.	729,144

84,045	Harleysville National Corp.	937,942

49,700	Heartland Financial USA, Inc.	904,043

15,000	IBERIABANK Corp.	667,050

24,800	Independent Bank Corp.	591,232

63,100	International Bancshares Corp.	1,348,447

42,138	Lakeland Financial Corp.	803,993

153,063	MetroCorp Bancshares, Inc.	1,827,572

75,700	National Penn Bancshares, Inc.	1,005,296

70,800	Pinnacle Financial Partners, Inc.(b)	1,422,372

43,310	Princeton National Bancorp, Inc.	1,179,764

69,100	PrivateBancorp, Inc.	2,099,258

130,701	Prosperity Bancshares, Inc.	3,493,638

14,400	Sandy Spring Bancorp, Inc.	238,752

56,645	Signature Bank(b)	1,459,175

157,286	Smithtown Bancorp, Inc.	2,555,898

Shares	Value (Note 2)

8,600	Southside Bancshares, Inc.	$158,584

30,063	Stellar One Corp.	438,920

45,400	Sterling Bancshares, Inc.	412,686

33,760	Superior Bancorp(b)	286,622

75,980	SVB Financial Group(b)	3,655,397

88,516	Tamalpais Bancorp	1,010,410

252,411	Texas Capital Bancshares, Inc.(b)	4,038,575

62,152	United Community Banks, Inc.	530,157

32,740	Valley National Bancorp	516,310

75,807	Virginia Commerce Bancorp, Inc.(b)	393,438

42,100	Washington Trust Bancorp, Inc.	829,370

11,500	Webster Financial Corp.	213,900

145,272	Wilshire Bancorp, Inc.	1,244,981

33,100	Yadkin Valley Financial Corp.	395,545

		47,349,649

Diversified Financial Services: 2.98%

36,900	Duff & Phelps Corp., Class A(b)	611,064

5,800	Evercore Partners, Inc., Class A	55,100

52,134	Stifel Financial Corp.(b)	1,792,888

		2,459,052

Financial Data Processing Services: 2.01%

51,633	Cass Information Systems, Inc.	1,653,802

Financial Information Services: 1.20%

151,800	TheStreet.com, Inc.	988,218

Financial Miscellaneous: 0.18%

21,755	Sanders Morris Harris Group, Inc.	147,499

Insurance Carriers: Property & Casualty: 12.80%

32,100	Amtrust Financial Services, Inc.	404,460

23,483	Erie Indemnity Co., Class A	1,083,740

53,300	First Mercury Financial Corp.(b)	940,212

163,252	Meadowbrook Insurance Group, Inc.	865,236

68,830	Mercer Insurance Group, Inc.	1,197,642

39,400	Navigators Group, Inc.(b)	2,129,570

See Notes to Financial Statements	33	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund(a)

Shares	Value (Note 2)

Insurance Carriers: Property & Casualty (continued): 12.80%

96,622	Philadelphia Consolidated Holding Corp.(b)	$3,282,250

48,785	United America Indemnity, Ltd., Class A(b)	652,255

		10,555,365

Insurance: Multi-Line: 1.72%

67,150	HCC Insurance Holdings, Inc.	1,419,551

Investment Management Companies: 3.03%

5,300	Affiliated Managers Group, Inc.(b)	477,318

15,000	Federated Investors, Inc., Class B	516,300

16,100	SEI Investments Co.	378,672

32,100	Waddell & Reed Financial, Inc., Class A	1,123,821

		2,496,111

Real Estate Investment Trusts: 5.38%

47,200	American Campus Communities, Inc.	1,314,048

37,600	FelCor Lodging Trust, Inc.	394,800

44,205	Hersha Hospitality Trust, Class A	333,748

3,600	Mid-America Apartment Communities, Inc.	183,744

49,800	National Retail Properties, Inc.	1,040,820

80,000	Urstadt Biddle Properties, Inc., Class A	1,172,800

		4,439,960

Savings & Loans: 3.36%

31,100	Berkshire Hills Bancorp, Inc.	735,515

32,300	Dime Community Bancshares, Inc.	533,273

900	HF Financial Corp.	14,670

113,800	Westfield Financial, Inc.	1,029,890

10,300	WSFS Financial Corp.	459,380

		2,772,728

Securities Brokerage & Service: 2.45%

30,000	Investment Technology Group, Inc.(b)	1,003,800

32,400	KBW, Inc.(b)	666,792

Shares	Value (Note 2)

13,400	Raymond James Financial, Inc.	$353,626

		2,024,218

	Total Common Stocks (Cost $81,002,790)	76,306,153

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 9.40%
$7,752,604	Bank of America — London 1.600%, due 07/01/08	7,752,604

	Total Short-Term Bank Debt Instruments (Cost $7,752,604)	7,752,604

	Total Investments: 101.93% (Cost $88,755,394)	84,058,757

	Net Other Assets and Liabilities: (1.93)%	(1,591,967)

	Net Assets: 100.00%	$82,466,790

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2008	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 96.59%
Auto & Transportation: 4.64%

53,799	Amerigon, Inc.(b)	$382,511

7,250	Genco Shipping & Trading, Ltd.	472,700

52,300	Hub Group, Inc., Class A(b)	1,784,999

37,310	Old Dominion Freight Line, Inc. (b)	1,120,046

69,150	Wabtec Corp.	3,362,073

		7,122,329

Consumer Discretionary: 12.15%

69,202	99 Cents Only Stores(b)	456,733

32,500	Aéropostale, Inc.(b)	1,018,225

15,950	Arbitron, Inc.	757,625

67,455	Bare Escentuals, Inc.(b)	1,263,432

70,642	California Pizza Kitchen, Inc.(b)	790,484

23,500	Capella Education Co.(b)	1,401,775

60,880	Charlotte Russe Holding, Inc.(b)	1,081,229

17,108	FTI Consulting, Inc.(b)	1,171,214

20,850	The GEO Group, Inc.(b)	469,125

111,661	GSI Commerce, Inc.(b)	1,521,939

122,056	Iconix Brand Group, Inc.(b)	1,474,436

10,550	J. Crew Group, Inc.(b)	348,256

75,270	Marvel Entertainment, Inc.(b)	2,419,178

26,750	True Religion Apparel, Inc.(b)	712,888

63,792	Ulta Salon Cosmetics & Fragrance, Inc.(b)	717,022

89,740	United Online, Inc.	900,092

17,900	VistaPrint, Ltd.(b)	479,004

348,560	The Wet Seal, Inc., Class A(b)	1,662,631

		18,645,288

Consumer Staples: 1.66%

85,931	Chiquita Brands International, Inc.(b)	1,303,573

54,000	Diamond Foods, Inc.	1,244,160

		2,547,733

Energy: 7.64%

13,930	Alpha Natural Resources, Inc.(b)	1,452,760

75,690	Cal Dive International, Inc.(b)	1,081,610

10,820	Carrizo Oil & Gas, Inc.(b)	736,734

11,800	Comstock Resources, Inc.(b)	996,274

Shares		Value (Note 2)

28,074	Evergreen Solar, Inc.(b)	$272,037

37,953	Hornbeck Offshore Services, Inc.(b)	2,144,723

34,973	Penn Virginia Corp.	2,637,664

9,600	Petrohawk Energy Corp.(b)	444,576

38,112	Synthesis Energy Systems, Inc.(b)	343,008

4,700	T-3 Energy Services, Inc.(b)	373,509

28,253	Willbros Group, Inc.(b)	1,237,764

		11,720,659

Financial Services: 6.34%

31,474	Advent Software, Inc.(b)	1,135,582

19,000	FactSet Research Systems, Inc.	1,070,840

54,510	National Retail Properties, Inc.	1,139,259

23,860	PrivateBancorp, Inc.	724,867

46,140	Prosperity Bancshares, Inc.	1,233,322

48,050	SVB Financial Group(b)	2,311,685

73,078	Texas Capital Bancshares, Inc.(b)	1,169,248

105,050	TheStreet.com, Inc.	683,876

30,144	Wilshire Bancorp, Inc.	258,334

		9,727,013

Health Care: 20.32%

34,712	Alexion Pharmaceuticals, Inc.(b)	2,516,620

32,550	Auxilium Pharmaceuticals, Inc.(b)	1,094,331

16,330	BioMarin Pharmaceutical, Inc.(b)	473,243

26,060	BioMimetic Therapeutics, Inc.(b)	310,635

64,168	Bio-Reference Laboratories, Inc.(b)	1,431,588

58,263	Celera Corp.(b)	661,868

14,588	Cepheid, Inc.(b)	410,215

42,750	Conceptus, Inc.(b)	790,447

20,304	Emergency Medical Services Corp., Class A(b)	459,480

21,079	Gen-Probe, Inc.(b)	1,000,831

18,450	Haemonetics Corp.(b)	1,023,237

25,560	Illumina, Inc.(b)	2,226,532

56,345	Kendle International, Inc.(b)	2,047,014

33,450	Luminex Corp.(b)	687,398

See Notes to Financial Statements	35	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund(a)

Shares		Value (Note 2)
Health Care (continued): 20.32%

40,880	Martek Biosciences Corp.(b)	$1,378,064

47,888	Masimo Corp.(b)	1,644,952

62,550	Micrus Endovascular Corp.(b)	876,951

16,541	Myriad Genetics, Inc.(b)	752,946

66,152	Omnicell, Inc.(b)	871,883

65,500	Perrigo Co.	2,080,935

81,575	Phase Forward, Inc.(b)	1,465,903

53,481	Psychiatric Solutions, Inc.(b)	2,023,721

60,276	RTI Biologics, Inc.(b)	527,415

82,890	Sangamo Biosciences, Inc.(b)	824,756

36,010	Seattle Genetics, Inc.(b)	304,645

70,090	Sequenom, Inc.(b)	1,118,636

18,346	STARLIMS Technologies, Ltd.	119,799

84,820	Thoratec Corp.(b)	1,475,020

46,743	Volcano Corp.(b)	570,265

		31,169,330

Materials & Processing: 4.66%

62,423	Airgas, Inc.	3,644,880

5,000	Energy Conversion Devices, Inc.(b)	368,200

23,700	GrafTech International, Ltd.(b)	635,871

18,110	Greif, Inc., Class A	1,159,583

31,890	Koppers Holdings, Inc.	1,335,234

		7,143,768

Producer Durables: 11.65%

24,460	Actuant Corp., Class A	766,821

20,700	American Ecology Corp.	611,271

15,080	Axsys Technologies, Inc.(b)	784,763

19,800	Baldor Electric Co.	692,604

11,820	Bucyrus International, Inc., Class A	863,096

25,080	Chart Industries, Inc.(b)	1,219,891

109,917	Environmental Tectonics Corp.(b)	148,388

18,123	FEI Co.(b)	412,842

24,200	Gardner Denver, Inc.(b)	1,374,560

14,105	Itron, Inc.(b)	1,387,227

54,850	Kennametal, Inc.	1,785,368

Shares		Value (Note 2)

42,677	Met-Pro Corp.	$569,738

122,050	SBA Communications Corp., Class A(b)	4,395,021

208,530	Smith & Wesson Holding Corp.(b)	1,086,441

9,426	Titan Machinery, Inc.(b)	295,222

25,910	Varian Semiconductor Equipment Association, Inc.(b)	902,186

16,200	Woodward Governor Co.	577,692

		17,873,131

Technology: 26.40%(c)

69,883	Ansoft Corp.(b)	2,543,741

71,664	Ansys, Inc.(b)	3,376,808

25,750	Atheros Communications, Inc.(b)	772,500

62,419	Blackboard, Inc.(b)	2,386,278

218,600	Brocade Communications Systems, Inc.(b)	1,801,264

39,120	Cavium Networks, Inc.(b)	821,520

27,659	Data Domain, Inc.(b)	645,284

64,292	FLIR Systems, Inc.(b)	2,608,326

28,570	FormFactor, Inc.(b)	526,545

208,365	Harmonic, Inc.(b)	1,981,551

89,328	II-VI, Inc.(b)	3,119,334

130,001	Internet Capital Group, Inc.(b)	1,004,908

189,626	Ixia, Inc.(b)	1,317,901

27,690	j2 Global Communications, Inc.(b)	636,870

139,400	Lawson Software, Inc.(b)	1,013,438

88,110	MICROS Systems, Inc.(b)	2,686,474

116,133	Microsemi Corp.(b)	2,924,229

48,973	Monolithic Power Systems, Inc.(b)	1,058,796

90,980	Nuance Communications, Inc.(b)	1,425,657

33,965	Power Integrations, Inc.(b)	1,073,634

27,572	Rubicon Technology, Inc.(b)	560,263

32,440	Skyworks Solutions, Inc.(b)	320,183

36,360	SPSS, Inc.(b)	1,322,413

69,714	SuccessFactors, Inc.(b)	763,368

69,550	The Ultimate Software Group, Inc.(b)	2,478,067

65,436	Viasat, Inc.(b)	1,322,462

		40,491,814

June 30, 2008	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund(a)

Shares		Value (Note 2)
Utilities: 1.13%

98,682	Neutral Tandem, Inc.(b)	$1,726,935

	Total Common Stocks (Cost $131,642,993)	148,168,000

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.02%
$6,172,955	CitiBank-Nassau 1.600%, due 07/01/08	6,172,955

	Total Short-Term Bank Debt Instruments (Cost $6,172,955)	6,172,955

	Total Investments: 100.61% (Cost $137,815,948)	154,340,955

	Net Other Assets and Liabilities: (0.61)%	(941,773)

	Net Assets: 100.00%	$153,399,182

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Non-income producing security.

(c) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	37	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.25%
Consumer Discretionary: 9.41%

3,458	99 Cents Only Stores(a)	$22,823

850	Advisory Board Co.(a)	33,431

1,020	Arbitron, Inc.	48,450

1,290	Brunswick Corp.	13,674

450	Capella Education Co.(a)	26,843

2,816	Carter’s, Inc.(a)	38,917

4,250	Champion Enterprises, Inc.(a)	24,863

2,390	The Cheesecake Factory, Inc.(a)	38,024

2,478	Corinthian Colleges, Inc.(a)	28,770

691	DeVry, Inc.	37,051

3,819	Fred’s, Inc.	42,925

4,250	Gentex Corp.	61,369

2,308	GTSI Corp.(a)	17,472

1,450	Iconix Brand Group, Inc.(a)	17,516

3,350	LKQ Corp.(a)	60,534

2,225	Simpson Manufacturing Co., Inc.	52,822

1,285	Tenneco, Inc.(a)	17,386

425	Tractor Supply Co.(a)	12,342

975	Universal Technical Institute, Inc.(a)	12,149

625	Westwood Holdings Group, Inc.	24,875

		632,236

Consumer Staples: 3.36%

721	Chattem, Inc.(a)	46,901

1,450	Hain Celestial Group, Inc.(a)	34,046

2,065	Lance, Inc.	38,760

2,655	MGP Ingredients, Inc.	15,399

434	TreeHouse Foods, Inc.(a)	10,529

2,845	United Natural Foods, Inc.(a)	55,420

925	USANA Health Sciences, Inc.(a)	24,855

		225,910

Energy: 9.54%

1,176	CARBO Ceramics, Inc.	68,620

804	Encore Acquisition Co.(a)	60,453

737	Forest Oil Corp.(a)	54,907

891	Foundation Coal Holdings, Inc.	78,925

Shares		Value (Note 2)

7,379	International Coal Group, Inc.(a)	$96,296

2,352	ION Geophysical Corp.(a)	41,042

625	St. Mary Land & Exploration Co.	40,400

1,450	Tesco Corp.(a)	46,328

835	W-H Energy Services, Inc.(a)	79,942

698	Whiting Petroleum Corp.(a)	74,043

		640,956

Financial Services: 7.72%

1,999	Arbor Realty Trust, Inc.	17,931

2,692	Cedar Shopping Centers, Inc.	31,550

1,440	East West Bancorp, Inc.	10,166

450	FactSet Research Systems, Inc.	25,362

1,700	Financial Federal Corp.	37,332

914	First Industrial Realty Trust, Inc.	25,108

841	Hanover Insurance Group, Inc.	35,743

2,957	MGIC Investment Corp.	18,067

746	Mid-America Apartment Communities, Inc.	38,076

1,996	Old National Bancorp	28,463

1,610	Portfolio Recovery Associates, Inc.(a)	60,374

1,475	PrivateBancorp, Inc.	44,811

1,011	Stewart Information Services Corp.	19,553

1,663	Sun Communities, Inc.	30,316

400	TMX Group, Inc.	16,598

3,860	UCBH Holdings, Inc.	8,685

732	WestAmerica BanCorp.	38,496

950	World Acceptance Corp.(a)	31,987

		518,618

Health Care: 21.44%

2,175	Abaxis, Inc.(a)	52,483

1,760	Allscripts Healthcare Solutions, Inc.(a)	21,842

3,550	Angiodynamics, Inc.(a)	48,351

900	ArthroCare Corp.(a)	36,729

3,292	Cepheid, Inc.(a)	92,571

1,685	Chemed Corp.	61,688

1,025	Computer Programs & Systems, Inc.	17,763

June 30, 2008	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)
Health Care (continued): 21.44%

2,288	Gentiva Health Services, Inc.(a)	$43,586

2,125	Greatbatch, Inc.(a)	36,763

798	Haemonetics Corp.(a)	44,257

1,450	ICU Medical, Inc.(a)	33,176

950	Integra LifeSciences Holdings Corp.(a)	42,256

725	Kensey Nash Corp.(a)	23,236

978	K-V Pharmaceutical Co., Class A(a)	18,905

2,622	Medical Action Industries, Inc.(a)	27,190

1,920	Medicis Pharmaceutical Corp., Class A	39,898

1,090	Medtox Scientific, Inc.(a)	15,129

2,045	Mentor Corp.	56,892

1,250	Meridian Bioscience, Inc.	33,650

4,122	Merit Medical Systems, Inc.(a)	60,593

3,562	Neogen Corp.(a)	81,534

1,250	Pediatrix Medical Group, Inc.(a)	61,538

2,199	PSS World Medical, Inc.(a)	35,844

2,350	Psychemedics Corp.	38,540

4,700	Somanetics Corp.(a)	99,641

1,683	Sunrise Senior Living, Inc.(a)	37,834

2,962	SurModics, Inc.(a)	132,815

1,100	Techne Corp.(a)	85,129

1,664	U.S. Physical Therapy, Inc.(a)	27,306

651	Varian, Inc.(a)	33,240

		1,440,379

Industrials: 18.76%

706	Alexander & Baldwin, Inc.	32,158

790	American Science & Engineering, Inc.	40,709

3,378	C&D Technologies, Inc.(a)	28,578

887	Ceradyne, Inc.(a)	30,424

750	Curtiss-Wright Corp.	33,555

1,100	Dynamex, Inc.(a)	29,491

1,150	Forward Air Corp.	39,790

950	Franklin Electric Co., Inc.	36,841

1,150	G&K Services, Inc., Class A	35,029

635	GATX Corp.	28,150

Shares		Value (Note 2)

895	General Cable Corp.(a)	$54,461

1,927	General Maritime Corp.	50,063

1,008	Genesee & Wyoming, Inc., Class A(a)	34,292

870	IDEX Corp.	32,051

2,900	Innerworkings, Inc.(a)	34,684

2,600	Innovative Solutions & Support, Inc.(a)	16,770

617	Kaydon Corp.	31,719

2,275	Knight Transportation, Inc.	41,633

125	K-Tron International, Inc.(a)	16,200

950	Landauer, Inc.	53,428

690	LSI Industries, Inc.	5,603

1,610	Mobile Mini, Inc.(a)	32,200

2,100	Raven Industries, Inc.	68,838

3,035	Resources Connection, Inc.	61,762

3,300	Ritchie Bros. Auctioneers, Inc.	89,529

1,724	Robbins & Myers, Inc.	85,975

7,162	Rollins, Inc.	106,141

812	School Specialty, Inc.(a)	24,141

750	Sun Hydraulics Corp.	24,203

1,287	Wabtec Corp.	62,574

		1,260,992

Materials & Processing: 3.72%

777	Brush Engineered Materials, Inc.(a)	18,974

971	Commercial Metals Co.	36,607

1,190	Compass Minerals International, Inc.	95,866

3,175	Landec Corp.(a)	20,542

1,587	Terra Industries, Inc.	78,319

		250,308

Services: 0.56%

850	CoStar Group, Inc.(a)	37,783

Technology: 21.17%

1,550	Advent Software, Inc.(a)	55,924

1,625	Ansoft Corp.(a)	59,149

1,175	ANSYS, Inc.(a)	55,366

2,425	Blackbaud, Inc.	51,895

See Notes to Financial Statements	39	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 2)

Technology (continued): 21.17%

1,350	Blackboard, Inc.(a)	$51,611

1,007	CACI International, Inc., Class A(a)	46,090

1,100	DealerTrack Holdings, Inc.(a)	15,521

7,000	Digi International, Inc.(a)	54,950

2,450	Echelon Corp.(a)	26,705

3,573	ENGlobal Corp.(a)	50,880

5,350	Entegris, Inc.(a)	35,043

2,255	EPIQ Systems, Inc.(a)	32,021

1,330	F5 Networks, Inc.(a)	37,799

1,374	Fair Isaac Corp.	28,538

1,125	FARO Technologies, Inc.(a)	28,316

1,455	Forrester Research, Inc.(a)	44,930

2,350	Guidance Software, Inc.(a)	22,443

1,500	II-VI, Inc.(a)	52,380

2,600	LoJack Corp.(a)	20,696

1,450	Manhattan Associates, Inc.(a)	34,409

1,216	ManTech International Corp., Class A(a)	58,514

1,752	Maximus, Inc.	61,004

1,850	Napco Security Systems, Inc.(a)	8,381

2,675	National Instruments Corp.	75,889

550	NVE Corp.(a)	17,413

1,650	Power Integrations, Inc.(a)	52,157

1,475	Quality Systems, Inc.	43,188

1,350	Rimage Corp.(a)	16,727

1,442	Rudolph Technologies, Inc.(a)	11,103

3,680	Semtech Corp.(a)	51,778

2,150	Stratasys, Inc.(a)	39,689

900	Tech Data Corp.(a)	30,501

2,625	Tyler Technologies, Inc.(a)	35,621

2,090	Ultimate Software Group, Inc.(a)	74,466

1,770	Verint Systems, Inc.(a)	41,560

		1,422,657

Telecommunications : 0.57%

3,204	Alaska Communications Systems Group, Inc.	38,256

	Total Common Stocks (Cost $5,937,853)	6,468,095

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.90%

$105,589	Brown Brothers Harriman & Co. — Grand Cayman 1.600%, due 07/01/08	$105,589

156,374	CitiBank-Nassau 1.600%, due 07/01/08	156,374

	Total Short-Term Bank Debt Instruments (Cost $261,963)	261,963

	Total Investments: 100.15% (Cost $6,199,816)	6,730,058

	Net Other Assets and Liabilities: (0.15)%	(9,794)

	Net Assets: 100.00%	$6,720,264

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2008	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Opportunities Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 80.21%
Auto & Transportation: 4.77%

1,000	Amerigon, Inc.(b)	$7,110

1,000	C.H. Robinson Worldwide, Inc.	54,840

600	CSX Corp.	37,686

2,500	Hub Group, Inc., Class A(b)(c)	85,325

1,000	JB Hunt Transport Services, Inc.	33,280

1,000	Landstar System, Inc.	55,220

800	Norfolk Southern Corp.	50,136

		323,597

Consumer Discretionary: 6.90%

3,000	Bidz.com, Inc.(b)	26,130

1,200	Copart, Inc.(b)	51,384

1,200	Guess?, Inc.	44,940

3,000	Hasbro, Inc.	107,160

3,000	Iconix Brand Group, Inc.(b)	36,240

2,500	Marvel Entertainment, Inc.(b)(c)	80,350

14,000	The Wet Seal, Inc., Class A(b)	66,780

700	Tupperware Brands Corp.	23,954

1,000	Urban Outfitters, Inc.(b)	31,190

		468,128

Consumer Staples: 4.10%

4,000	Chiquita Brands International, Inc.(b)(c)	60,680

2,500	Diamond Foods, Inc.	57,600

1,900	H.J. Heinz Co., Ltd.(c)	90,915

1,400	Philip Morris International, Inc.(c)	69,146

		278,341

Energy: 12.44%

1,200	Chesapeake Energy Corp.	79,152

24,000	Far East Energy Corp.(b)	16,560

1,000	Helmerich & Payne, Inc.	72,020

1,700	Hornbeck Offshore Services, Inc.(b)	96,067

1,000	Nabors Industries, Ltd.(b)	49,230

1,000	National Oilwell Varco, Inc.(b)	88,720

500	Noble Corp.	32,480

1,000	Penn Virginia Corp.	75,420

2,310	Petrohawk Energy Corp.(b)	106,976

Shares		Value (Note 2)

700	St. Mary Land & Exploration Co.	$45,248

500	T-3 Energy Services, Inc.(b)	39,735

500	Ultra Petroleum Corp.(b)	49,100

2,300	Williams Cos., Inc.	92,713

		843,421

Financial Services: 7.98%

2,200	Annaly Capital Management, Inc.	34,122

1,000	Fiserv, Inc.(b)	45,370

400	The Goldman Sachs Group, Inc.	69,960

30,000	Health Benefits Direct Corp.(b)	15,000

1,000	JPMorgan Chase & Co.	34,310

800	Philadelphia Consolidated Holding Co.(b)	27,176

1,000	PNC Financial Services Group, Inc.	57,100

3,100	Prosperity Bancshares, Inc.	82,863

3,200	Texas Capital Bancshares, Inc.(b)(c)	51,200

500	Visa, Inc., Class A(b)	40,655

36,100	WisdomTree Investments, Inc.(b)	83,030

		540,786

Health Care: 6.74%

1,000	Celgene Corp.(b)	63,870

1,000	ImClone Systems, Inc.(b)	40,460

1,300	Immucor, Inc.(b)	33,644

1,200	Luminex Corp.(b)	24,660

1,300	Masimo Corp.(b)	44,655

1,000	Perrigo Co.	31,770

1,000	Psychiatric Solutions, Inc.(b)	37,840

2,000	RTI Biologics, Inc.(b)	17,500

7,400	Sequenom, Inc.(b)	118,104

1,600	WebMD Health Corp., Class A(b)	44,640

		457,143

Materials & Processing: 7.52%

1,300	Airgas, Inc.(c)	75,907

1,000	E.I. Du Pont de Nemours & Co.(c)	42,890

800	Greif, Inc., Class A	51,224

1,500	Harsco Corp.(c)	81,615

See Notes to Financial Statements	41	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Opportunities Fund(a)

Shares		Value (Note 2)
Materials & Processing (continued): 7.52%

900	Koppers Holdings, Inc.	$37,683

1,500	Mettler Toledo International, Inc.(b)	142,290

2,000	Phosphate Holdings, Inc.	78,000

		509,609

Producer Durables: 2.99%

3,500	General Electric Co.(c)	93,415

1,000	Kennametal, Inc.	32,550

200	K-Tron International, Inc.(b)	25,920

1,076	Titan Machinery, Inc.(b)	33,700

500	Varian Semiconductor Equipment Associates, Inc.(b)	17,410

		202,995

Technology: 26.20%

2,000	Ansys, Inc.(b)(c)	94,240

300	Apple, Inc.(b)(c)	50,232

2,000	Blackboard, Inc.(b)	76,460

2,000	Broadcom Corp., Class A(b)	54,580

10,500	C&D Technologies, Inc.(b)	88,830

1,000	Cognizant Technology Solutions Corp., Class A(b)	32,510

300	Equinix, Inc.(b)	26,766

200	First Solar, Inc.(b)	54,564

1,000	FLIR Systems, Inc.(b)	40,570

1,500	FTI Consulting, Inc.(b)	102,690

500	Gen-Probe, Inc.(b)	23,740

150	Google, Inc., Class A(b)	78,963

4,000	GSI Commerce, Inc.(b)	54,520

1,000	Hewlett-Packard Co.	44,210

1,000	II-VI, Inc.(b)	34,920

16,600	InfoLogix, Inc.(b)	34,030

1,500	International Business Machines Corp.(c)	177,795

9,100	Internet Capital Group, Inc.(b)(c)	70,343

500	MEMC Electronic Materials, Inc.(b)	30,770

2,500	MICROS Systems, Inc.(b)	76,225

1,600	Microsemi Corp.(b)	40,288

2,000	Microsoft Corp.(c)	55,020

Shares		Value (Note 2)

3,000	Micrus Endovascular Corp.(b)	$42,060

3,000	Phase Forward, Inc.(b)	53,910

538	Rubicon Technology, Inc.(b)	10,932

1,000	Salesforce.com, Inc.(b)	68,230

1,000	SanDisk Corp.(b)	18,700

5,000	Sangamo Biosciences, Inc.(b)(c)	49,750

2,500	Seagate Technology LLC	47,825

5,500	STEC, Inc.(b)	56,485

5,200	TheStreet.com, Inc.	33,852

3,000	Thoratec Corp.(b)	52,170

		1,776,180

Utilities: 0.57%

2,000	The AES Corp.(b)	38,420

	Total Common Stocks (Cost $5,237,410)	5,438,620

Contracts

OPTIONS PURCHASED: 0.95%
Calls: 0.47%

	comScore, Inc.

20	Expiration: July 2008 at: $30.00	300

	FTI Consulting, Inc.

10	Expiration: September 2008 at: $60.00	10,900

	Guess?, Inc.

25	Expiration: September 2008 at: $45.00	3,313

	Internet Capital Group, Inc.

40	Expiration: July 2008 at: $10.00	300

	Potash Corp. of Saskatchewan

5	Expiration: July 2008 at: $230.00	4,700

	Research In Motion, Ltd.

5	Expiration: July 2008 at: $145.00	105

	S&P 100 Index

6	Expiration: July 2008 at: $610.00	900

7	Expiration: July 2008 at: $605.00	1,645

	Sangamo Biosciences, Inc.

60	Expiration: August 2008 at: $12.50	2,100

June 30, 2008	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Opportunities Fund(a)

Contracts		Value (Note 2)

Calls (continued): 0.47%

	STEC, Inc.

30	Expiration: August 2008 at: $12.50	$750

	Ultra Petroleum Corp.

20	Expiration: August 2008 at: $105.00	7,200

		32,213

Puts: 0.48%

	ArthroCare Corp.

10	Expiration: September 2008 at: $45.00	8,100

20	Expiration: September 2008 at: $40.00	10,100

20	Expiration: July 2008 at: $45.00	10,500

	Cubist Pharmaceuticals, Inc.

30	Expiration: July 2008 at: $17.50	1,500

	Meridian Bioscience, Inc.

20	Expiration: August 2008 at: $25.00	1,900

	Petrohawk Energy Corp.

10	Expiration: July 2008 at: $35.00	250

10	Expiration: July 2008 at: $30.00	100

		32,450

	Total Options Purchased (Cost $106,479)	64,663

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 16.30%
$1,104,876	Bank of America — London 1.600%, due 07/01/08	1,104,876

	Total Short-Term Bank Debt Instruments (Cost $1,104,876)	1,104,876

	Total Investments: 97.46% (Cost $6,448,765)	6,608,159

	Net Other Assets and Liabilities: 2.54%	172,363

	Net Assets: 100.00%	$6,780,522

Shares		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
(1,000)	Arkansas Best Corp.	$(36,640)

(2,500)	ArthroCare Corp.	(102,025)

(18,500)	Bidz.com, Inc.	(161,135)

(5,000)	Palm, Inc.	(26,950)

(2,000)	Power Shares QQQ, NASDAQ 100 Index Fund	(90,340)

	Total Securities Sold Short (Proceeds $484,387)	$(417,090)

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

(b) Non-income producing security.

(c) Security, or portion of security, is being held for collateral for short sales.

Percentages are state as a percent of net assets.

See Notes to Financial Statements	43	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 159.38%
Alabama: 6.57%

$1,000,000	Health Care Authority for Baptist Health Hospital, Revenue Bonds, Insured MBIA, Inc., Series A-2 9.750%, 11/15/36(a)	$1,000,000

Arizona: 5.59%

850,000	Mcallister Academic Village Arizona Llc, Revenue Bonds (Arizona State University Project), Insured Ambac Indemnity Corp., Series B 10.000%, 07/01/45(a)	850,000

California: 16.55%

500,000	California County, California Tobacco Securitization Agency, Asset-Backed Revenue Bonds (Sonoma County Corp.) 5.125%, 06/01/38(b)	398,380

500,000	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E 4.750%, 02/01/30(b)	429,135

1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (San Francisco Ballet Association) Insured Financial Guaranty Insurance Corp. 12.000%, 07/01/36(a)	1,000,000

560,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1 4.500%, 06/01/27(b)	499,414

250,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Revenue Bonds, Sr. Series A-1 5.125%, 06/01/47(b)	191,335

		2,518,264

Colorado: 6.57%

1,000,000	E-470 Public Highway Authority, Colorado Revenue Bonds (Vehicle Registration Fee) Insured MBIA, Inc. 6.670%, 09/01/18(a)(b)	1,000,000

Principal Amount		Value (Note 2)

Connecticut: 9.86%

$1,500,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Quinnipiac University) Insured MBIA, Inc., Series J 5.500%, 07/01/11(a)(b)	$1,500,000

Florida: 6.57%

1,000,000	North Broward, Florida Hospital District, Revenue Bonds, Insured CIFG Holding, Series B 12.000%, 01/15/31(a)	1,000,000

Georgia: 5.94%

500,000	De Kalb County, Georgia Development Authority, Pollution Control Revenue Bonds (General Motors Corp. Project) 6.000%, 03/15/21(b)	403,960

500,000	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series A 6.250%, 07/15/28	498,855

		902,815

Illinois: 1.56%

500,000	Chicago O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project) 5.500%, 12/01/30(b)	237,440

Indiana: 6.57%

1,000,000	Delaware County, Indiana Hospital Authority, Revenue Bonds (Cardinal Health System Obligation) Insured Ambac Indemnity Corp. 6.670%, 08/01/18(a)(b)	1,000,000

Louisiana: 18.49%

500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds 6.750%, 11/01/32(b)	498,695

June 30, 2008	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Louisiana (continued): 18.49%

$1,250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Shreveport Convention Center) Insured Ambac Indemnity Corp. 11.000%, 04/01/35(a)(b)	$1,249,999

750,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds, Insured CIFG Holding, Series C-1 7.055%, 06/01/27(a)(b)	750,000

350,000	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A 5.125%, 06/01/37(b)	313,726

		2,812,420

Mississippi: 6.57%

1,000,000	Mississippi Development Bank, Special Obligation Revenue Bonds (Hurricane Project) Insured Ambac Indemnity Corp., Series B 8.000%, 03/01/31(a)(b)	1,000,000

New Jersey: 13.03%

435,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project) 6.250%, 09/15/29(b)	328,516

500,000	9.000%, 06/01/33(a)(b)	505,025

1,270,000	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.500%, 06/01/23(b)	1,148,080

		1,981,621

New York: 2.91%

500,000	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport) 7.750%, 08/01/31(a)(b)	443,290

Principal Amount		Value (Note 2)
North Carolina: 0.93%

$ 200,000	Charlotte, Special Facilities Revenue Bonds (Charlotte/Douglas International Airport) 5.600%, 07/01/27(b)	$141,154

Pennsylvania: 4.78%

265,000	Allegheny County Hospital Development Authority, Revenue Bonds (Health System Western Pennsylvania), Series A 5.000%, 11/15/28(b)	220,186

500,000	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B 6.750%, 12/01/36(a)(b)	506,260

		726,446

Puerto Rico: 6.57%

1,000,000	Puerto Rico Public Buildings Authority, Revenue Bonds, Gtd. (Government Facilities) Insured, MBIA, Inc., Series M-3 10.000%, 07/01/28(a)(b)	1,000,000

Rhode Island: 6.57%

1,000,000	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Series I 5.450%, 12/01/37(a)(c)(d)	1,000,000

Texas: 27.18%

1,425,000	Alliance Airport Authority, Inc.,Texas, Special Facilities Revenue Bonds (American Airlines, Inc. Project) 5.250%, 12/01/29(b)	621,842

650,000	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C 5.750%, 05/01/36(a)(b)	611,878

500,000	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project) 5.500%, 11/01/30(b)	233,650

See Notes to Financial Statements	45	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Principal Amount		Value (Note 2)
Texas (continued): 27.18%

$ 165,000	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B 6.125%, 07/15/27(b)	$122,750

1,000,000	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Sr. Series A-1 5.750%, 12/01/33(a)(c)(d)	1,000,000

345,000	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A 6.450%, 06/01/21(a)(b)	301,399

1,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Insured Ambac Indemnity Corp., Series B 8.250%, 08/15/42(a)(b)	1,000,000

300,000	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project) 6.250%, 05/01/28(b)	243,867

		4,135,386

Wyoming: 6.57%

1,000,000	Sweetwater County, Wyoming, Pollution Control, Revenue Bonds (PacifiCorp Projects) Insured Ambac Indemnity Corp. 8.500%, 11/01/24(a)	1,000,000

	Total Municipal Bonds (Amortized Cost $25,534,886)	24,248,836

CORPORATE BONDS: 17.88%
Consumer Discretionary: 5.23%

250,000	D.R. Horton, Inc., Gtd. Notes 8.000%, 02/01/09(b)	250,625

500,000	Ford Capital B.V., Deb. 9.500%, 06/01/10(b)	410,000

250,000	Ford Motor Co., Unsec. Notes 6.625%, 10/01/28(b)	135,000

		795,625

Principal Amount		Value (Note 2)
Financials: 7.80%

$ 500,000	Countrywide Financial Corp., Gtd. Medium-Term Notes 4.500%, 06/15/10(b)	$465,613

300,000	5.800%, 06/07/12(b)	284,083

250,000	Ford Motor Credit Co., Llc, Global Landmark Securities 7.375%, 10/28/09(b)	227,780

300,000	General Motors Acceptance Corp., Llc, Unsec. Sr. Notes 7.000%, 02/01/12(b)	208,742

		1,186,218

Industrial: 1.26%

350,000	Visteon Corp., Sr. Notes 7.000%, 03/10/14(b)	192,500

Utility: 3.59%

150,000	Dominion Resources, Inc., Jr. Sub. Notes 7.500%, 06/30/66(a)(b)	139,874

500,000	Southern Union Co., Jr. Sub. Notes 7.200%, 11/01/66(a)(b)	406,089

		545,963

	Total Corporate Bonds (Amortized Cost $2,942,014)	2,720,306

SHORT-TERM BANK DEBT INSTRUMENTS: 3.09%
469,533	Bank of America — London 1.600%, due 07/01/08	469,533

	Total Short-Term Bank Debt Instruments (Cost $469,533)	469,533

	Total Investments: 180.35% (Amortized Cost $28,946,433)	27,438,675

	Net Other Assets and Liabilities: (80.35)%	(12,224,130)

	Net Assets: 100.00%	$15,214,545

Shares or Principal Amount

SCHEDULE OF SECURITIES SOLD SHORT
Exchange Traded Funds

(6,400)	SPDR Trust, Series 1	$(819,200)

June 30, 2008	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Long/Short Credit Analysis Fund

Shares or Principal Amount		Value (Note 2)
Corporate Bonds

$ (250,000)	The AES Corp., Unsec. Sr. Notes 8.000%, 10/15/17	$(246,250)

(225,000)	Centex Corp., Unsec. Sr. Notes 6.500%, 05/01/16	(189,000)

(125,000)	CIT Group, Inc., Sr. Notes 5.650%, 02/13/17	(86,471)

(250,000)	Duke Energy Carolinas LIc, Unsub. Sr. Notes 6.100%, 06/01/37	(238,864)

(150,000)	International Paper Co., Unsec. Sr. Notes 5.300%, 04/01/15	(132,595)

(150,000)	Lear Corp., Gtd. Notes, Series B 8.750%, 12/01/16	(117,750)

(475,000)	Lennar Corp., Gtd. Notes, Series B 6.500%, 04/15/16	(366,344)

(500,000)	Limited Brands, Inc., Unsec. Sr. Notes 5.250%, 11/01/14	(424,001)

(500,000)	The May Department Stores Co., Unsec. Notes 5.750%, 07/15/14	(452,469)

(300,000)	Prudential Financial, Inc., Unsec. Medium-Term Notes 6.000%, 12/01/17	(297,639)

(250,000)	Reliant Energy, Inc., Gtd. Notes 6.750%, 12/15/14	(256,250)

(500,000)	TXU Corp., Sr. Unsec. Global Notes, Series R 6.550%, 11/15/34	(367,430)

Shares or Principal Amount		Value (Note 2)
U.S. Government Agency

$(6,000,000)	United States Treasury Bills, Discount Notes 1.800%, 10/16/08	$(5,967,510)

(1,250,000)	United States Treasury Notes 2.500%, 03/31/13	(1,207,130)

(1,100,000)	4.250%, 11/15/17	(1,125,180)

(750,000)	5.000%, 05/15/37	(808,418)

	Total Securities Sold Short (Amortized Proceeds $13,368,760)	$(13,102,501)

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2008.

(b) Security, or portion of security, is being held as collateral for short sales.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Deb. — Debentures

Gtd. — Guaranteed

Jr. — Junior

Sr. — Senior

Unsec. — Unsecured

Unsub. — Unsubordinated

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Sr. Series A-1 5.750%, 12/01/33(a)(d)	$1,000,000	$1,000,000	6.57%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Series I 5.450%, 12/01/37(a)(d)	1,000,000	1,000,000	6.57%

See Notes to Financial Statements	47	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS: 76.87%
Australia: 0.18%

	Australian Government, Bonds, Series 513

50,000	6.500%, 05/15/13	AUD	$47,799

Austria: 1.58%

	Republic of Austria, Notes

145,000	4.300%, 07/15/14	EUR	222,657

110,000	6.250%, 07/15/27	EUR	198,307

			420,964

Brazil: 1.44%

	Brazil Notas do Tesouro Nacional, Notes, Series F

300	10.000%, 01/01/10	BRL	214,540

350	10.000%, 01/01/17	BRL	170,382

			384,922

Canada: 0.97%

	Canadian Government, Bonds

40,000	3.750%, 06/01/12	CAD	39,679

60,000	4.000%, 09/01/10	CAD	59,715

35,000	4.000%, 06/01/16	CAD	35,108

30,000	5.000%, 06/01/14	CAD	31,728

45,000	5.000%, 06/01/37	CAD	50,989

	Canadian Government, Bonds, Series A55

30,000	8.000%, 06/01/23	CAD	42,407

			259,626

Colombia: 0.16%

	Republic of Colombia, Unsub. Bonds

85,000,000	12.000%, 10/22/15	COP	42,862

Czech Republic: 1.50%

	Czech Republic, Bonds, Series 44

6,500,000	3.800%, 04/11/15	CSK	399,255

Denmark: 0.36%

	Denmark (Kingdom of), Bonds

450,000	5.000%, 11/15/13	DKK	95,347

Principal Amount		Currency	Value (Note 2)

France: 10.38%

	French Government O.A.T., Bonds

620,000	4.000%, 04/25/14	EUR	$938,388

131,000	4.000%, 04/25/55	EUR	170,641

1,040,000	8.500%, 10/25/08	EUR	1,657,165

			2,766,194

Germany: 7.27%

	Bundesobligation, Bonds, Series 143

127,000	3.500%, 10/10/08	EUR	199,425

	Bundesrepublik Deutschland, Bonds, Series 03

259,000	3.750%, 07/04/13	EUR	391,788

	Bundesrepublik Deutschland, Bonds, Series 06

674,000	3.750%, 01/04/17	EUR	996,580

	Bundesrepublik Deutschland, Bonds, Series 07

247,000	4.250%, 07/04/39	EUR	350,758

			1,938,551

Greece: 4.44%

	Hellenic Republic, Bonds

78,000	6.500%, 10/22/19	EUR	135,158

	Hellenic Republic, Unsub. Bonds

400,000	4.500%, 05/20/14	EUR	608,712

	Hellenic Republic, Unsub. Bonds, Series 15YR

157,000	4.700%, 03/20/24	EUR	226,551

	Hellenic Republic, Unsub. Bonds, Series 30YR

158,000	4.600%, 09/20/40	EUR	213,233

			1,183,654

Hungary: 1.47%

	Hungary Government, Bonds, Series 15/A

62,000,000	8.000%, 02/12/15	HUF	392,937

June 30, 2008	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Italy: 4.27%

	Buoni Poliennali Del Tesoro, Bonds

145,000	4.250%, 08/01/13	EUR	$220,831

606,000	4.250%, 08/01/14	EUR	918,102

			1,138,933

Japan: 15.87%

	Japan Government, Bonds, Series 21

47,000,000	2.300%, 12/20/35	JPY	433,128

	Japan Government, Bonds, Series 257

134,000,000	1.300%, 12/20/13	JPY	1,268,830

	Japan Government, Bonds, Series 258

90,000,000	1.300%, 03/20/14	JPY	851,113

	Japan Government, Bonds, Series 274

74,000,000	1.500%, 12/20/15	JPY	704,127

	Japan Government, Bonds, Series 34

103,500,000	0.500%, 12/20/08	JPY	973,260

			4,230,458

Malaysia: 1.18%

	Malaysian Government, Bonds, Series 0207

1,100,000	3.814%, 02/15/17	MYR	314,858

Mauritius: 0.03%

	Mauritius Treasury Notes

200,000	9.750%, 11/23/09	MUR	7,368

Mexico: 5.58%

	Mexican Bonos, Bonds, Series M10

23,000	8.000%, 12/17/15	MXN	209,848

	Mexican Bonos, Bonds, Series M7

120,000	8.000%, 12/24/08	MXN	1,162,638

	Mexican Bonos, Bonds, Series MI10

9,000	8.000%, 12/19/13	MXN	83,725

Principal Amount		Currency	Value (Note 2)

	Mexican Bonos, Gtd. Bonds, Series M20

3,000	10.000%, 12/05/24	MXN	$30,843

			1,487,054

Norway: 0.15%

	Norway Government, Bonds

217,000	4.250%, 05/19/17	NOK	40,145

Peru: 0.24%

	Peru Bono Soberano, Bonds

170,000	8.200%, 08/12/26	PEN	63,827

Poland: 1.17%

	Poland Government, Bonds, Series 1017

730,000	5.250%, 10/25/17	PLN	312,581

Portugal: 3.93%

	Portugal Obrigacoes do Tesouro OT, Bonds

392,000	4.375%, 06/16/14	EUR	600,287

278,000	5.450%, 09/23/13	EUR	447,802

			1,048,089

Slovakia: 0.36%

	Slovakia Government, Bonds

1,800,000	5.300%, 05/12/19	SKK	95,952

South Africa: 1.86%

	Republic of South Africa, Bonds, Series R153

400,000	13.000%, 08/31/10	ZAR	52,223

	Republic of South Africa, Bonds, Series R201

400,000	8.750%, 12/21/14	ZAR	46,271

	Republic of South Africa, Bonds, Series R157

2,600,000	13.500%, 09/15/15	ZAR	377,288

	Republic of South Africa, Bonds, Series R186

150,000	10.500%, 12/21/26	ZAR	19,215

			494,997

See Notes to Financial Statements	49	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Spain: 4.58%

	Bonos Y Oblig Del Estado, Bonds

378,000	4.000%, 01/31/10	EUR	$587,716

385,000	5.500%, 07/30/17	EUR	631,730

			1,219,446

Sweden: 0.31%

	Swedish Government, Bonds, Series 1050

550,000	3.000%, 07/12/16	SEK	82,377

Switzerland: 0.29%

	Switzerland Government, Bonds

80,000	3.000%, 05/12/19	CHF	76,082

Thailand: 1.15%

	Thailand Government, Bonds

11,000,000	5.000%, 05/26/17	THB	306,699

Turkey: 1.06%

	Turkey Government, Bonds

400,000	16.000%, 03/07/12	TRL	283,566

United Kingdom: 5.09%

	United Kingdom, Treasury Bonds

203,000	4.000%, 03/07/09	GBP	401,431

151,000	4.250%, 12/07/55	GBP	292,947

277,000	4.750%, 03/07/20	GBP	531,158

47,000	5.000%, 03/07/18	GBP	92,736

15,000	8.000%, 06/07/21	GBP	37,583

			1,355,855

	Total Foreign Government Obligations (Amortized Cost $19,675,314)		20,490,398

CORPORATE BONDS: 16.39%
Austria: 0.32%

	FMG Finance Pty Ltd., Sr. Secured Notes

50,000	9.750%, 09/01/13(a)	EUR	85,217

Principal Amount		Currency	Value (Note 2)
Canada: 0.82%

	Bombardier, Inc., Sr. Unsec. Notes

100,000	7.250%, 11/15/16(a)	EUR	$150,754

	Mecachrome International, Inc., Gtd. Notes

50,000	9.000%, 05/15/14(a)	EUR	67,308

			218,062

Denmark: 1.42%

	FS Funding AS, Secured Notes

100,000	8.875%, 05/15/16(a)	EUR	149,573

	Nordic Telephone Co., Holdings, Sr. Secured Notes

100,000	10.357%, 05/01/16(a)(b)	EUR	155,872

	TUI AG, Sr. Unsec. Notes

50,000	6.517%, 12/10/10(a)(b)	EUR	74,393

			379,838

France: 0.59%

	CMA CGM SA, Sr. Unsec. Notes

50,000	5.500%, 05/16/12(a)	EUR	66,007

	Crown European Holdings SA, Secured Notes

25,000	6.250%, 09/01/11	EUR	37,590

	Europcar Groupe SA, Sr. Sub. Notes

50,000	8.125%, 05/15/14(a)	EUR	53,138

			156,735

Germany: 1.19%

	Cognis GmbH, Secured Notes

50,000	6.950%, 09/15/13(a)(b)	EUR	67,898

	Cognis GmbH, Sr. Secured Notes

20,000	9.500%, 05/15/14(a)	EUR	26,963

	Gerresheimer Holdings GmbH, Gtd. Notes

30,000	7.875%, 03/01/15(a)	EUR	47,234

	Heckler & Koch Gmbh, Sr. Secured Notes

40,000	9.250%, 07/15/11(a)	EUR	62,821

	Unity Media GmbH, Secured Notes

75,000	10.125%, 02/15/15(a)	EUR	112,770

			317,686

June 30, 2008	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)
Ireland: 0.72%

	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds

10,000	10.750%, 03/01/15	EUR	$13,895

	Sibacademfinance (URSABK), Euro Medium-Term Notes

50,000	7.000%, 05/21/10	EUR	73,606

	Smurfit Kappa Funding Plc, Sr. Sub. Notes

75,000	7.750%, 04/01/15	EUR	104,504

			192,005

Italy: 0.27%

	Lottomatica SpA, Sub. Bonds

50,000	8.250%, 03/31/66(a)(b)	EUR	70,851

Japan: 0.27%

	Softbank Corp., Sr. Unsec. Notes

50,000	7.750%, 10/15/13	EUR	71,244

Luxembourg: 2.72%

	Basell AF SCA, Sr. Secured Notes

50,000	8.375%, 08/15/15(a)	EUR	51,367

	Beverage Packaging Holdings, Sr. Sub. Notes

100,000	9.500%, 06/15/17(a)	EUR	120,840

	Cirsa Capital Luxembourg SA, Gtd. Notes

50,000	7.875%, 07/15/12(a)	EUR	66,127

	Codere Finance Luxembourg SA, Gtd. Notes

150,000	8.250%, 06/15/15(a)	EUR	201,924

	Lighthouse International Co., SA, Sr. Secured Bonds

50,000	8.000%, 04/30/14(a)	EUR	59,042

	UPC Holding BV, Sr. Notes

50,000	8.000%, 11/01/16(a)	EUR	69,079

	Wind Acquisition Finance SA, Secured Notes

100,000	9.750%, 12/01/15(a)	EUR	158,036

			726,415

Principal Amount		Currency	Value (Note 2)
Netherlands: 2.08%

	Ardagh Glass Finance BV, Gtd. Notes

50,000	8.875%, 07/01/13(a)	EUR	$73,606

	Clondalkin Industries BV, Gtd. Notes

25,000	8.000%, 03/15/14(a)	EUR	34,146

	Impress Holdings BV, Gtd. Notes

100,000	7.872%, 09/15/13(a)(b)	EUR	146,031

	Kazkommerts International BV, Euro Medium-Term Notes

100,000	7.625%, 02/13/12	GBP	167,792

	NXP BV/NXP Funding Llc, Secured Notes

50,000	7.497%, 10/15/13(b)	EUR	66,521

	Sensata Technologies BV, Gtd. Notes

50,000	9.000%, 05/01/16	EUR	66,127

			554,223

South Africa: 0.24%

	Cell C Pty, Ltd., Sr. Secured Notes

20,000	8.625%, 07/01/12(a)	EUR	31,766

	Foodcorp, Ltd., Gtd. Notes

30,000	8.875%, 06/15/12(a)	EUR	31,647

			63,413

Sweden: 0.26%

	Corral Finans AB, Secured PIK Bonds

50,000	6.247%, 04/15/10(a)(b)	EUR	70,063

United Kingdom: 2.36%

	CEVA Group Plc, Gtd. Notes

50,000	10.000%, 12/01/16(a)	EUR	56,090

	CEVA Group Plc, Gtd. Notes

50,000	8.500%, 12/01/14(a)	EUR	56,680

	FCE Bank Plc, Sr. Euro Medium-Term Notes

100,000	7.875%, 02/15/11	GBP	168,559

	FKI Plc, Gtd. Bonds

50,000	6.625%, 02/22/10	EUR	77,148

	Ineos Group Holdings Plc, Gtd. Notes

50,000	7.875%, 02/15/16(a)	EUR	51,367

See Notes to Financial Statements	51	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

Principal Amount		Currency	Value (Note 2)

United Kingdom (continued): 2.36%

	Ineos Vinyls Finance Plc, Secured Bonds

10,000	9.125%, 12/01/11(a)	EUR	$12,832

	Northern Rock Plc, Sub. Euro Medium-Term Notes

70,000	5.625%, 01/13/15(b)	GBP	116,367

	Virgin Media Finance Plc, Gtd. Notes

50,000	9.750%, 04/15/14	GBP	91,624

			630,667

United States: 3.13%

	AGCO Corp., Sr. Sub. Notes

50,000	6.875%, 04/15/14	EUR	76,558

	Chesapeake Energy Corp., Gtd. Notes

50,000	6.250%, 01/15/17	EUR	72,031

	General Motors Corp., Unsub. Notes

50,000	7.250%, 07/03/13	EUR	53,925

	HCA, Inc., Sr. Unsec. Notes

25,000	8.750%, 11/01/10	GBP	48,053

	Hertz Corp., Gtd. Notes

50,000	7.875%, 01/01/14	EUR	66,816

	Momentive Performance Materials, Inc., Bonds

100,000	9.000%, 12/01/14(a)	EUR	119,658

	Nalco Co., Gtd. Notes

25,000	9.000%, 11/15/13	EUR	39,165

	Nielsen Finance Co., Llc, Gtd. Notes

100,000	9.000%, 08/01/14	EUR	155,084

	Rockwood Specialties Group, Inc., Gtd. Notes

50,000	7.625%, 11/15/14	EUR	72,622

	Travelport LLC, Gtd. Notes

50,000	9.485%, 09/01/14(b)	EUR	64,750

	TRW Automotive, Inc., Gtd. Notes

50,000	6.375%, 03/15/14(a)	EUR	64,946

			833,608

	Total Corporate Bonds (Amortized Cost $4,512,038)		4,370,027

Principal Amount		Currency	Value (Note 2)

CREDIT LINKED NOTES: 0.82%
Egypt: 0.20%
	Citigroup Funding Inc., Gtd. Notes, Credit Linked to the Arab Republic of Egypt, Egypt Treasury Bills

50,000	Zero Coupon, 10/23/08	USD	$53,719

Indonesia: 0.62%

	Indonesia Government, Bonds, Series FR47

221,911	10.000%, 02/15/28	USD	164,070

	Total Credit Linked Notes (Amortized Cost $271,833)		217,789

SHORT-TERM SECURITIES: 0.05%
Mauritius: 0.05%

	Mauritius Treasury Bills

200,000	Zero Coupon, 11/10/08	MUR	7,105

200,000	Zero Coupon, 11/21/08	MUR	7,087

			14,192

	Total Short-Term Securities (Amortized Cost $13,046)		14,192

SHORT-TERM BANK DEBT INSTRUMENTS: 1.87%
	Brown Brothers Harriman & Co. — Grand Cayman

7,544,000	1.600%, due 07/01/08	JPY	71,045

33,000	1.600%, due 07/01/08	ZAR	4,215

9,000	1.600%, due 07/01/08	GBP	17,927

18,000	1.600%, due 07/01/08	CAD	17,652

14,000	1.600%, due 07/01/08	CHF	13,705

	JPMorgan Chase — London

238,000	1.600%, due 07/01/08	EUR	374,720

			499,264

	Total Short-Term Bank Debt Instruments (Cost $491,120)		499,264

	Total Investments: 96.00% (Amortized Cost $24,963,351)		25,591,670

	Net Other Assets and Liabilities: 4.00%		1,065,732

	Net Assets: 100.00%		$26,657,402

June 30, 2008	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,666,046, representing 10.00% of net assets.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2008.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

PIK — Payment in-kind

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Unsub. — Unsubordinated

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

CSK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Fortis

JPY — Japanese Yen

MYR — Malaysian Ringgit

MXN — Mexican Peso

MUR — Mauritian Rupee

NOK — Norwegian Krone

PEN — Peruvian New Sol

PLN — Polish Zloty

SEK — Swedish Krona

SKK — Slovak Koruna

THB — Thai Baht

TRL — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

See Notes to Financial Statements	53	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2008, the Fund had outstanding foreign currency exchanged contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/Sales Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Gain
Brazilian Real	Purchase	188,880	07/02/08	$112,549	$117,762	$5,213
Brazilian Real	Purchase	158,880	08/04/08	98,147	98,236	89
British Pound	Purchase	79,378	08/18/08	157,184	157,503	319
Columbian Peso	Sale	322,000,000	08/15/08	177,183	166,082	11,101
Columbian Peso	Sale	110,000,000	08/15/08	63,657	56,736	6,921
Czech Koruna	Purchase	854,500	08/15/08	51,941	56,237	4,296
Czech Koruna	Purchase	663,000	08/15/08	42,955	43,634	679
Euro	Sale	100,000	08/18/08	157,184	157,046	138
Hungarian Fortis	Purchase	21,632,000	08/15/08	129,265	143,600	14,335
Hungarian Fortis	Purchase	1,900,000	08/15/08	11,809	12,613	804
Hungarian Fortis	Purchase	4,895,000	08/15/08	32,155	32,494	339
Indonesian Rupiah	Purchase	900,000,000	07/14/08	96,230	97,370	1,140
Malaysian Ringgit	Purchase	585,500	07/01/08	178,234	179,189	955
Malaysian Ringgit	Sale	585,000	07/02/08	179,586	179,036	550
Mexican Peso	Purchase	200,000	08/15/08	19,229	19,262	33
Peruvian New Sol	Sale	93,000	08/15/08	34,078	31,377	2,701
Polish Zloty	Purchase	476,700	08/14/08	211,652	222,714	11,062
Russian Ruble	Purchase	1,300,000	08/15/08	54,262	55,358	1,096
South African Rand	Sale	263,500	08/15/08	33,679	33,229	450
South African Rand	Purchase	70,000	08/15/08	8,480	8,827	347
South African Rand	Purchase	200,000	08/15/08	24,949	25,221	272
Thai Bhat	Sale	11,400,000	07/16/08	341,522	340,884	638
Turkish Lira	Purchase	300,000	08/15/08	227,657	240,375	12,718
Turkish Lira	Purchase	10,000	08/15/08	7,839	8,013	174
Turkish Lira	Sale	20,000	08/15/08	16,082	16,025	57
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$76,427

June 30, 2008	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Fixed Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sales Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Loss
Brazilian Real	Sale	30,000	07/02/08	$18,115	$18,704	$(589)
Chilean Peso	Purchase	35,200,000	08/14/08	74,437	66,889	(7,548)
Columbian Peso	Purchase	10,095,000	08/15/08	5,733	5,207	(526)
Columbian Peso	Purchase	61,928,000	08/15/08	32,654	31,941	(713)
Columbian Peso	Purchase	40,112,000	08/15/08	22,186	20,689	(1,497)
Columbian Peso	Purchase	50,018,000	08/15/08	27,513	25,798	(1,715)
Columbian Peso	Purchase	60,076,000	08/15/08	32,933	30,986	(1,947)
Columbian Peso	Purchase	65,018,000	08/15/08	36,159	33,535	(2,624)
Columbian Peso	Purchase	120,000,000	08/15/08	68,221	61,894	(6,327)
Czech Koruna	Sale	300,000	08/15/08	19,386	19,744	(358)
Czech Koruna	Sale	300,000	08/15/08	18,865	19,744	(879)
Czech Koruna	Sale	200,000	08/15/08	12,147	13,163	(1,016)
Hungarian Fortis	Sale	2,000,000	08/15/08	13,149	13,277	(128)
Hungarian Fortis	Sale	1,700,000	08/15/08	11,007	11,285	(278)
Hungarian Fortis	Sale	2,800,000	08/15/08	17,766	18,587	(821)
Hungarian Fortis	Sale	3,000,000	08/15/08	18,830	19,915	(1,085)
Indonesian Rupiah	Sale	166,500,000	07/14/08	17,693	18,013	(320)
Malaysian Ringgit	Purchase	585,000	08/05/08	179,582	179,064	(518)
Mauritian Rupee	Sale	200,000	07/08/08	7,176	7,199	(23)
Mexican Peso	Purchase	100,000	08/15/08	9,636	9,631	(5)
Mexican Peso	Sale	20,000	08/15/08	1,904	1,926	(22)
Mexican Peso	Sale	200,000	08/15/08	19,010	19,262	(252)
Mexican Peso	Sale	10,810,810	08/15/08	1,010,981	1,041,162	(30,181)
Peruvian New Sol	Purchase	113,000	08/15/08	38,622	38,125	(497)
Polish Zloty	Sale	40,000	08/14/08	18,247	18,688	(441)
South African Rand	Purchase	100,000	08/15/08	12,784	12,611	(173)
Thai Bhat	Purchase	16,700,000	08/07/08	528,314	499,146	(29,168)
Turkish Lira	Sale	20,000	08/15/08	15,702	16,025	(323)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(89,974)

See Notes to Financial Statements	55	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Progressive Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 79.02%
Health Care: 6.67%

21,100	Alexandria Real Estate Equities, Inc.	$2,053,874

14,900	Health Care REIT, Inc.	663,050

		2,716,924

Hotels: 3.01%

50,000	Hospitality Properties Trust	1,223,000

Industrial: 13.45%

40,000	AMB Property Corp.	2,015,200

30,000	EastGroup Properties, Inc.	1,287,000

40,000	ProLogis	2,174,000

		5,476,200

Office: 11.52%

16,500	Boston Properties, Inc.	1,488,630

34,900	Brookfield Properties Corp.	620,871

16,000	Corporate Office Properties Trust	549,280

20,000	Lexington Corporate Properties Trust	272,600

21,250	SL Green Realty Corp.	1,757,800

		4,689,181

Residential: 10.22%

50,000	American Campus Communities, Inc.	1,392,000

10,000	AvalonBay Communities, Inc.	891,600

49,500	Colonial Properties Trust	990,990

76,000	Education Realty Trust, Inc.	885,400

		4,159,990

Retail: 28.81%

35,450	CBL & Associates Properties, Inc.	809,678

73,000	Cedar Shopping Centers, Inc.	855,560

26,000	Developers Diversified Realty Corp.	902,460

90,000	Feldman Mall Properties, Inc.(a)	98,100

40,000	Kimco Realty Corp.	1,380,800

36,000	Ramco-Gershenson Properties Trust	739,440

21,250	Regency Centers Corp.	1,256,300

32,500	Simon Property Group, Inc.	2,921,425

19,000	Vornado Realty Trust	1,672,000

36,000	Weingarten Realty Investors, Inc.	1,091,520

		11,727,283

Shares		Value (Note 2)

Self Storage: 2.64%

90,000	U-Store-It Trust	$1,075,500

Specialty: 2.70%

23,100	HRPT Properties Trust	156,387

23,600	iStar Financial, Inc.	311,756

25,000	Macquarie Infrastructure Co., LLC	632,250

		1,100,393

	Total Common Stocks (Cost $26,381,445)	32,168,471

MUTUAL FUNDS: 0.82%

8,500	iShares S&P World ex-U.S. Property Index Fund(b)	331,840

	Total Mutual Funds (Cost $420,707)	331,840

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 19.96%
$8,127,820	CitiBank — Nassau 1.600%, due 07/01/08	8,127,820

	Total Short-Term Bank Debt Instruments (Cost $8,127,820)	8,127,820

	Total Investments: 99.80% (Cost $34,929,972)	40,628,131

	Net Other Assets and Liabilities: 0.20%	83,224

	Net Assets: 100.00%	$40,711,355

(a) Non-income producing security.

(b) Investment in other funds is calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

June 30, 2008	56	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD ASIA EX-JAPAN EQUITIES FUND	FORWARD EASTERN EUROPE EQUITIES FUND
ASSETS:
Investments, at value	$7,540,732	$5,938,027
Foreign currency, at value (Cost $82,343 and $0, respectively)	82,408	0
Receivable for investments sold	246,948	0
Receivable from advisor	19,594	3,085
Receivable for shares sold	150	5,166
Interest and dividends receivable	7,738	28,991
Other assets	6,743	5,794

Total Assets	7,904,313	5,981,063

LIABILITIES:
Payable to custodian	0	10
Payable for investments purchased	156,067	0
Payable to trustees	224	254
Payable for chief compliance officer fee	60	84
Accrued expenses and other liabilities	34,131	12,935

Total Liabilities	190,482	13,283

NET ASSETS	$7,713,831	$5,967,780

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$9,182,277	$6,591,103
Accumulated net investment income	16,852	8,330
Accumulated net realized loss on investments and foreign currency transactions	(816,505)	(195,383)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(668,793)	(436,270)

TOTAL NET ASSETS	$7,713,831	$5,967,780

INVESTMENTS, AT COST	$8,209,134	$6,374,395

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.05	$8.76
Net Assets	$2,875,978	$3,115,030
Shares of beneficial interest outstanding	357,156	355,418
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.07	$8.78
Net Assets	$4,837,853	$2,852,750
Shares of beneficial interest outstanding	599,850	324,979

See Notes to Financial Statements	57	June 30, 2008

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERGING MARKETS FUND(a)	FORWARD INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at value	$140,958,837	$71,115,595
Cash	215	0
Foreign currency, at value (Cost $155,684 and $1,261,901, respectively)	154,923	1,274,872
Receivable for investments sold	5,918,398	185,077
Receivable for shares sold	501,259	54,557
Interest and dividends receivable	234,643	167,551
Other assets	125,541	53,271

Total Assets	147,893,816	72,850,923

LIABILITIES:
Payable for investments purchased	7,383,851	761,451
Payable for shares redeemed	42,692	71,016
Payable to advisor	105,536	32,599
Payable for distribution and service fees	14,454	14,385
Payable to trustees	3,112	6,891
Payable for chief compliance officer fee	1,605	3,142
Accrued expenses and other liabilities	83,410	101,485

Total Liabilities	7,634,660	990,969

NET ASSETS	$140,259,156	$71,859,954

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$132,990,964	$75,487,467
Accumulated net investment income	865,093	842,839
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(2,172,490)	634,121
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	8,575,589	(5,104,473)

TOTAL NET ASSETS	$140,259,156	$71,859,954

INVESTMENTS, AT COST	$132,355,603	$76,237,491

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$24.47	$16.75
Net Assets	$29,927,944	$44,900,922
Shares of beneficial interest outstanding	1,223,082	2,680,269
Institutional Class:
Net Asset Value, offering and redemption price per share	$24.64	$16.78
Net Assets	$107,288,527	$26,959,032
Shares of beneficial interest outstanding	4,355,112	1,606,207
Class A:
Net Asset Value, offering and redemption price per share	$24.47
Net Assets	$3,042,685
Shares of beneficial interest outstanding	124,327
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.96

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

June 30, 2008	58	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
ASSETS:
Investments, at value	$822,257,005	$17,866,863
Cash	357	0
Receivable for investments sold	685,273	3,985,669
Receivable for shares sold	1,060,208	0
Interest and dividends receivable	1,582,227	18,449
Other assets	149,071	25,039

Total Assets	825,734,141	21,896,020

LIABILITIES:
Payable to sub-custodian, at value (Cost $1,171 and $0, respectively)	1,171	0
Payable for investments purchased	31,989,672	3,801,491
Payable for shares redeemed	787,004	0
Payable to advisor	638,227	8,676
Payable for distribution and service fees	62,665	5,643
Payable to trustees	40,879	1,244
Payable for chief compliance officer fee	21,121	857
Accrued expenses and other liabilities	568,268	23,795

Total Liabilities	34,109,007	3,841,706

NET ASSETS	$791,625,134	$18,054,314

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$818,660,277	$17,701,180
Accumulated net investment income	6,047,070	34,318
Accumulated net realized loss on investments and foreign currency transactions	(28,208,538)	(484,777)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,873,675)	803,593

TOTAL NET ASSETS	$791,625,134	$18,054,314

INVESTMENTS, AT COST	$827,216,072	$17,063,270

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$16.22
Net Assets	$202,740,819
Shares of beneficial interest outstanding	12,497,438
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.31	$10.48
Net Assets	$584,819,943	$6,626,383
Shares of beneficial interest outstanding	35,855,190	632,202
Class A:
Net Asset Value, offering and redemption price per share	$16.23	$10.46
Net Assets	$4,064,372	$11,427,931
Shares of beneficial interest outstanding	250,483	1,092,602
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.22	$11.10

See Notes to Financial Statements	59	June 30, 2008

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND(a)	FORWARD GROWTH FUND(b)
ASSETS:
Investments, at value	$84,058,757	$154,340,955
Receivable for investments sold	76,084	3,873,379
Receivable for shares sold	121,192	19,947
Interest and dividends receivable	95,814	26,720
Other assets	15,378	16,547

Total Assets	84,367,225	158,277,548

LIABILITIES:
Payable for investments purchased	1,568,597	4,550,544
Payable for shares redeemed	85,573	92,472
Payable to advisor	74,410	97,811
Payable for distribution and service fees	42,590	49,012
Payable to trustees	6,806	1,972
Payable for chief compliance officer fee	508	966
Accrued expenses and other liabilities	121,951	85,589

Total Liabilities	1,900,435	4,878,366

NET ASSETS	$82,466,790	$153,399,182

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$87,795,517	$143,834,337
Accumulated net investment income/(loss)	30,294	(762,352)
Accumulated net realized loss on investments	(662,384)	(6,197,810)
Net unrealized appreciation/(depreciation) on investments	(4,696,637)	16,525,007

TOTAL NET ASSETS	$82,466,790	$153,399,182

INVESTMENTS, AT COST	$88,755,394	$137,815,948

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$15.50	$11.36
Net Assets	$54,630,534	$147,490,831
Shares of beneficial interest outstanding	3,524,518	12,980,936
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.45	$12.05
Class C:
Net Asset Value, offering and redemption price per share	$14.65	$10.70
Net Assets	$27,836,256	$5,908,351
Shares of beneficial interest outstanding	1,900,140	552,306

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

June 30, 2008	60	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD LEGATO FUND	FORWARD OPPORTUNITIES FUND(a)
ASSETS:
Investments, at value	$6,730,058	$6,608,159
Deposit with broker for securities sold short and option contracts	—	452,449
Receivable for investments sold	10,913	399,618
Interest and dividends receivable	3,829	2,625
Other assets	3,659	17,013

Total Assets	6,748,459	7,479,864

LIABILITIES:
Securities sold short (Proceeds $0 and $484,387, respectively)	—	417,090
Payable for investments purchased	7,989	243,179
Payable for shares redeemed	0	4,364
Payable to advisor	3,884	5,799
Payable for distribution and service fees	1,791	3,474
Payable to trustees	804	1,311
Payable for chief compliance officer fee	521	177
Accrued expenses and other liabilities	13,206	23,948

Total Liabilities	28,195	699,342

NET ASSETS	$6,720,264	$6,780,522

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$5,990,898	$13,757,542
Accumulated net investment loss	(24,097)	(123,755)
Accumulated net realized gain/(loss) on investments	223,221	(7,079,956)
Net unrealized appreciation on investments and securities sold short	530,242	226,691

TOTAL NET ASSETS	$6,720,264	$6,780,522

INVESTMENTS, AT COST	$6,199,816	$6,448,765

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.00
Net Assets	$2,927,104
Shares of beneficial interest outstanding	266,193
Class A:
Net Asset Value, offering and redemption price per share	$10.99	$8.17
Net Assets	$3,793,160	$5,438,145
Shares of beneficial interest outstanding	345,213	665,623
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.66	$8.67
Class C:
Net Asset Value, offering and redemption price per share		$7.86
Net Assets		$1,342,377
Shares of beneficial interest outstanding		170,718

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

See Notes to Financial Statements	61	June 30, 2008

Statement of Assets and Liabilities (Unaudited)

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD INTERNATIONAL FIXED INCOME FUND
ASSETS:
Investments, at value	$27,438,675	$25,591,670
Foreign currency, at value (Cost $0 and $297,089, respectively)	—	320,046
Deposit with broker for securities sold short	1,537,661	—
Unrealized gain on forward contracts	—	76,427
Receivable for investments sold	358,632	541,578
Receivable for shares sold	0	50
Interest receivable	241,579	535,261
Other assets	24,998	23,503

Total Assets	29,601,545	27,088,535

LIABILITIES:
Payable to custodian	1,063	4,918
Securities sold short (Proceeds $13,368,760 and $0, respectively)	13,102,501	—
Payable for interest on short sales	57,774	—
Unrealized loss of forward contracts	—	89,974
Payable for investments purchased	1,002,340	260,829
Payable for shares redeemed	190,515	238
Payable to advisor	11,334	12,620
Payable for distribution and service fees	2,018	196
Payable to trustees	341	1,147
Payable for chief compliance officer fee	303	744
Accrued expenses and other liabilities	18,811	60,467

Total Liabilities	14,387,000	431,133

NET ASSETS	$15,214,545	$26,657,402

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$19,226,469	$25,804,400
Accumulated net investment income/(loss)	(68,187)	14,746
Accumulated net realized gain/(loss) on investments, securities sold short and foreign currency transactions	(2,702,238)	188,066
Net unrealized appreciation/(depreciation) on investments, securities sold short and translation of assets and liabilities in foreign currencies	(1,241,499)	650,190

TOTAL NET ASSETS	$15,214,545	$26,657,402

INVESTMENTS, AT COST	$28,946,433	$24,963,351

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$7.13	$10.35
Net Assets	$3,738,079	$4,766,223
Shares of beneficial interest outstanding	524,246	460,657
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.13	$10.34
Net Assets	$934,549	$13,261,717
Shares of beneficial interest outstanding	131,062	1,282,138
Class A:
Net Asset Value, offering and redemption price per share	$7.12	$10.35
Net Assets	$10,541,917	$4,330,168
Shares of beneficial interest outstanding	1,480,333	418,500
Maximum offering price per share (NAV/0.9425 and NAV/0.9625, respectively, based on maximum sales charge of 5.75% and 3.75%, respectively, of the offering price)	$7.55	$10.75
Class C:
Net Asset Value, offering and redemption price per share		$10.36
Net Assets		$4,299,294
Shares of beneficial interest outstanding		415,000

June 30, 2008	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

FORWARD PROGRESSIVE REAL ESTATE FUND
ASSETS:
Investments, at value	$40,628,131
Receivable for shares sold	9,369
Interest and dividends receivable	119,710
Other assets	16,923

Total Assets	40,774,133

LIABILITIES:
Payable for shares redeemed	3,425
Payable to advisor	29,141
Payable for distribution and service fees	10,105
Payable to trustees	337
Payable for chief compliance officer fee	703
Accrued expenses and other liabilities	19,067

Total Liabilities	62,778

NET ASSETS	$40,711,355

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$33,592,473
Accumulated net investment income	119,244
Accumulated net realized gain on investments	1,301,479
Net unrealized appreciation on investments	5,698,159

TOTAL NET ASSETS	$40,711,355

INVESTMENTS, AT COST	$34,929,972

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.62
Net Assets	$34,533,734
Shares of beneficial interest outstanding	2,535,605
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.58
Net Assets	$6,177,621
Shares of beneficial interest outstanding	454,873

See Notes to Financial Statements	63	June 30, 2008

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	FORWARD ASIA EX-JAPAN EQUITIES FUND(a)	FORWARD EASTERN EUROPE EQUITIES FUND(b)
INVESTMENT INCOME:
Interest	$7,546	$4,721
Dividends	62,437	55,923
Foreign taxes withheld	(2,562)	(6,654)

Total Investment Income	67,421	53,990

EXPENSES:
Investment advisory fee	41,861	33,329
Administrative fee	3,935	3,594
Custodian fee	74,567	15,181
Legal and audit fee	16,323	15,205
Transfer agent fee	1,321	1,223
Trustees’ fees and expenses	360	360
Registration/filing fees	2,075	2,055
Reports to shareholder and printing fees	10,993	10,984
Chief compliance officer fee	180	180
Other	1,635	2,563

Total expenses before waiver	153,250	84,674
Less fees waived/reimbursed by investment advisor	(102,681)	(39,014)

Total net expenses	50,569	45,660

NET INVESTMENT INCOME:	16,852	8,330

Net realized loss on investments	(794,944)	(169,848)
Net realized loss on foreign currency transactions	(21,561)	(25,535)
Net change in unrealized depreciation on investments	(668,402)	(436,367)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(391)	97

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(1,485,298)	(631,653)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,468,446)	$(623,323)

(a) The Forward Asia Ex-Japan Equities Fund commenced operations on January 2, 2008.

(b) The Forward Eastern Europe Equities Fund commenced operations on January 2, 2008.

June 30, 2008	64	See Notes to Financial Statements

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

	FORWARD EMERGING MARKETS FUND(a)	FORWARD INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Interest	$50,270	$2,505
Dividends	1,737,421	1,479,317
Securities lending income	11,380	6,706
Foreign taxes withheld	(103,145)	(169,217)

Total Investment Income	1,695,926	1,319,311

EXPENSES:
Investment advisory fee	635,168	314,300
Administrative fee	38,644	41,284
Custodian fee	102,877	59,146
Legal and audit fee	25,131	39,438
Transfer agent fee	15,857	23,097
Trustees’ fees and expenses	5,934	9,174
Registration/filing fees	12,880	15,979
Reports to shareholder and printing fees	7,835	8,122
Distribution and service fees
Investor Class	49,843	68,098
Institutional Class	—	2,341
Class A	7,787	—
ReFlow fees (Note 2)	536	1,494
Chief compliance officer fee	3,828	4,959
Other	629	10,075

Total expenses before waiver	906,949	597,507
Less fees waived/reimbursed by investment advisor	(158,745)	(158,994)

Total net expenses	748,204	438,513

NET INVESTMENT INCOME:	947,722	880,798

Net realized loss on investments	(389,045)	(2,022,748)
Net realized gain/(loss) on foreign currency transactions	(358,808)	1,626,442
Net change in unrealized depreciation on investments and option contracts	(16,766,561)	(11,680,336)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,023,906)	16,654

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY	(18,538,320)	(12,059,988)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,590,598)	$(11,179,190)

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

See Notes to Financial Statements	65	June 30, 2008

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$267,847	$8,168
Dividends	11,766,409	135,382
Securities lending income	238,718	2,498
Foreign taxes withheld	(922,948)	(28)

Total Investment Income	11,350,026	146,020

EXPENSES:
Investment advisory fee	3,872,014	71,903
Administrative fee	237,618	6,681
Custodian fee	260,529	645
Legal and audit fee	129,892	6,717
Transfer agent fee	197,340	3,774
Trustees’ fees and expenses	58,845	327
Registration/filing fees	48,978	14,659
Reports to shareholder and printing fees	123,718	938
Distribution and service fees
Investor Class	395,585	—
Institutional Class	—	569
Class A	7,423	24,280
ReFlow fees (Note 2)	13,813	0
Chief compliance officer fee	36,623	1,266
Other	66,716	752

Total expenses before waiver	5,449,094	132,511
Less fees waived/reimbursed by investment advisor	(155,518)	(20,253)

Total net expenses	5,293,576	112,258

NET INVESTMENT INCOME:	6,056,450	33,762

Net realized loss on investments	(61,768,800)	(79,209)
Net realized gain on foreign currency transactions	35,991,951	—
Net change in unrealized depreciation on investments	(23,944,945)	(1,905,664)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(45,132,988)	—

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(94,854,782)	(1,984,873)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,798,332)	$(1,951,111)

June 30, 2008	66	See Notes to Financial Statements

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

	FORWARD BANKING AND FINANCE FUND(a)	FORWARD GROWTH FUND(b)
INVESTMENT INCOME:
Interest	$71,627	$54,725
Dividends	797,768	173,580
Securities lending income	61,355	70,666
Foreign taxes withheld	0	(1,249)

Total Investment Income	930,750	297,722

EXPENSES:
Investment advisory fee	485,575	583,436
Administrative fee	28,375	47,607
Custodian fee	2,961	13,480
Legal and audit fee	6,176	23,136
Transfer agent fee	44,808	50,459
Trustees’ fees and expenses	303	3,537
Registration/filing fees	21,992	18,036
Reports to shareholder and printing fees	19,659	15,439
Distribution and service fees
Class A	110,180	260,467
Class C	171,355	33,723
Chief compliance officer fee	98	4,101
ReFlow fees (Note 2)	1,457	0
Other	7,517	6,653

Total expenses	900,456	1,060,074

NET INVESTMENT INCOME/(LOSS):	30,294	(762,352)

Net realized loss on investments	(537,662)	(6,507,758)
Net change in unrealized depreciation on investments	(21,559,952)	(12,442,518)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,097,614)	(18,950,276)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,067,320)	$(19,712,628)

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

See Notes to Financial Statements	67	June 30, 2008

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

	FORWARD LEGATO FUND	FORWARD OPPORTUNITIES FUND(a)
INVESTMENT INCOME:
Interest	$1,678	$16,545
Dividends	30,879	23,390
Securities lending income	0	4,396
Foreign taxes withheld	(125)	0

Total Investment Income	32,432	44,331

EXPENSES:
Investment advisory fee	33,827	37,127
Administrative fee	2,940	3,040
Custodian fee	3,513	12,357
Legal and audit fee	8,977	9,299
Transfer agent fee	1,230	6,734
Trustees’ fees and expenses	364	266
Registration/filing fees	990	10,735
Reports to shareholder and printing fees	98	502
Distribution and service fees
Class A	11,559	14,645
Class C	—	7,837
Chief compliance officer fee	561	61
Interest on deposits with brokers	—	67,644
Dividends on short sales	—	2,243
Other	494	547

Total expenses before waiver	64,553	173,037
Less fees waived/reimbursed by investment advisor	(8,024)	(4,951)

Total net expenses	56,529	168,086

NET INVESTMENT LOSS:	(24,097)	(123,755)

Net realized gain/(loss) on investments	113,663	(196,574)
Net realized loss on option contracts	—	(540,220)
Net realized gain on securities sold short	—	89,054
Net change in unrealized depreciation on investments, option contracts and securities sold short	(656,591)	(359,691)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTION CONTRACTS AND SECURITIES SOLD SHORT	(542,928)	(1,007,431)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(567,025)	$(1,131,186)

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

June 30, 2008	68	See Notes to Financial Statements

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND	FORWARD INTERNATIONAL FIXED INCOME FUND
INVESTMENT INCOME:
Interest	$809,157	$689,620
Foreign taxes withheld	—	(5,065)

Total Investment Income	809,157	684,555

EXPENSES:
Investment advisory fee	107,962	92,661
Interest on short sales	220,616	—
Administrative fee	4,723	17,307
Custodian fee	10,943	19,351
Legal and audit fee	27,436	36,354
Transfer agent fee	1,438	6,263
Trustees’ fees and expenses	243	1,759
Registration/filing fees	7,101	5,204
Reports to shareholder and printing fees	426	29,882
Distribution and service fees
Investor Class	—	402
Class A	5,214	—
Chief compliance officer fee	607	1,349
Other	182	6,276

Total expenses before waiver	386,891	216,808
Less fees waived/reimbursed by investment advisor	(23,685)	(59,769)

Total net expenses	363,206	157,039

NET INVESTMENT INCOME:	445,951	527,516

Net realized loss on investments	(1,033,877)	(266,448)
Net realized gain on securities sold short	2,470	—
Net realized gain on foreign currency transactions	—	440,831
Net change in unrealized appreciation/(depreciation) on investments	(677,827)	252,774
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	—	(5,559)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(1,709,234)	421,598

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,263,283)	$949,114

See Notes to Financial Statements	69	June 30, 2008

Statement of Operations

For the Six Month Ended June 30, 2008 (Unaudited)

FORWARD PROGRESSIVE REAL ESTATE FUND
INVESTMENT INCOME:
Interest	$36,102
Dividends	526,867
Securities lending income	7,534
Foreign taxes withheld	(1,466)

Total Investment Income	569,037

EXPENSES:
Investment advisory fee	169,623
Administrative fee	11,993
Custodian fee	2,919
Legal and audit fee	11,539
Transfer agent fee	2,928
Trustees’ fees and expenses	266
Registration/filing fees	7,025
Reports to shareholder and printing fees	6,265
Distribution and service fees — Investor Class	63,754
Chief compliance officer fee	645
Other	1,328

Total expenses	278,285

NET INVESTMENT INCOME:	290,752

Net realized gain on investments	1,051,598
Net change in unrealized depreciation on investments	(3,125,151)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,073,553)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,782,801)

June 30, 2008	70	See Notes to Financial Statements

Statement of Changes in Net Assets

FORWARD ASIA EX-JAPAN EQUITIES FUND
SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
OPERATIONS:
Net investment income	$16,852
Net realized loss on investments	(794,944)
Net realized loss on foreign currency	(21,561)
Net change in unrealized depreciation on investments and foreign currency	(668,793)

Net decrease in net assets resulting from operations	(1,468,446)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	3,564,231
Cost of shares redeemed	(150)

Net increase from share transactions	3,564,081

INSTITUTIONAL CLASS
Proceeds from sale of shares	5,656,196
Cost of shares redeemed	(38,000)

Net increase from share transactions	5,618,196

Net increase in net assets	$7,713,831

NET ASSETS:
Beginning of period	—

End of period (including accumulated net investment income of $16,852)	$7,713,831

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	357,174
Redeemed	(18)

Net increase in shares outstanding	357,156

INSTITUTIONAL CLASS
Sold	604,096
Redeemed	(4,246)

Net increase in shares outstanding	599,850

(a) The Forward Asia Ex-Japan Equities Fund commenced operations on January 2, 2008.

See Notes to Financial Statements	71	June 30, 2008

Statement of Changes in Net Assets

FORWARD EASTERN EUROPE EQUITIES FUND
SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
OPERATIONS:
Net investment income	$8,330
Net realized loss on investments	(169,848)
Net realized loss on foreign currency	(25,535)
Net change in unrealized depreciation on investments and foreign currency	(436,270)

Net decrease in net assets resulting from operations	(623,323)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	3,552,384
Cost of shares redeemed	(3,903)

Net increase from share transactions	3,548,481

INSTITUTIONAL CLASS
Proceeds from sale of shares	3,077,622
Cost of shares redeemed	(35,000)

Net increase from share transactions	3,042,622

Net increase in net assets	$5,967,780

NET ASSETS:
Beginning of period	—

End of period (including accumulated net investment income of $8,330)	$5,967,780

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	355,837
Redeemed	(419)

Net increase in shares outstanding	355,418

INSTITUTIONAL CLASS
Sold	328,479
Redeemed	(3,500)

Net increase in shares outstanding	324,979

(a) The Forward Eastern Europe Equities Fund commenced operations on January 2, 2008.

June 30, 2008	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008(b)	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment income	$947,722	$287,107
Net realized gain/(loss) on investments	(389,045)	11,083,164
Net realized gain/(loss) on foreign currency	(358,808)	493,342
Net realized loss on option contracts	0	(234,687)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(17,790,467)	10,815,217

Net increase/(decrease) in net assets resulting from operations	(17,590,598)	22,444,143

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(51,433)
Institutional Class	—	(273,567)
From net realized gains on investments
Investor Class	—	(2,989,551)
Institutional Class	—	(6,824,408)

Total distributions	—	(10,138,959)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	24,271,921	20,080,214
Issued to shareholders in reinvestment of distributions	—	2,202,153
Cost of shares redeemed	(15,191,247)	(13,313,991)

Net increase from share transactions	9,080,674	8,968,376

INSTITUTIONAL CLASS
Proceeds from sale of shares	66,313,139	18,492,716
Issued to shareholders in reinvestment of distributions	—	5,422,082
Cost of shares redeemed	(7,772,372)	(13,971,347)

Net increase from share transactions	58,540,767	9,943,451

CLASS A
Proceeds from sale of shares	3,391,652	—

Net increase from share transactions	3,391,652	—

Net increase in net assets	$53,422,495	$31,217,011

NET ASSETS:
Beginning of period	86,836,661	55,619,650

End of period (including accumulated net investment income/(loss) of $865,093 and $(82,629), respectively)	$140,259,156	$86,836,661

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	928,967	727,727
Distributions reinvested	—	74,571
Redeemed	(582,910)	(502,987)

Net increase in shares outstanding	346,057	299,311

INSTITUTIONAL CLASS
Sold	2,499,780	676,014
Distributions reinvested	—	182,319
Redeemed	(301,823)	(525,515)

Net increase in shares outstanding	2,197,957	332,818

CLASS A
Sold	124,327	—

Net increase in shares outstanding	124,327	—

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) The Forward Emerging Markets Fund began offering Class A shares on May 1, 2008.

See Notes to Financial Statements	73	June 30, 2008

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007(a)
	(UNAUDITED)
OPERATIONS:
Net investment income	$880,798	$570,488
Net realized gain/(loss) on investments	(2,022,748)	3,598,794
Net realized gain on foreign currency	1,626,442	1,246,647
Net change in unrealized depreciation on investments and foreign currency	(11,663,682)	(417,389)

Net increase/(decrease) in net assets resulting from operations	(11,179,190)	4,998,540

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(403,530)
Institutional Class	—	(185,920)
From net realized gains on investments
Investor Class	—	(3,584,512)
Institutional Class	—	(1,294,271)

Total distributions	—	(5,468,233)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	4,057,696	53,424,126
Issued to shareholders in reinvestment of distributions	—	2,621,460
Cost of shares redeemed	(10,994,079)	(30,732,852)

Net increase/(decrease) from share transactions	(6,936,383)	25,312,734

INSTITUTIONAL CLASS
Proceeds from sale of shares	9,424,689	25,313,833
Issued to shareholders in reinvestment of distributions	—	811,146
Cost of shares redeemed	(2,253,346)	(1,986,755)

Net increase from share transactions	7,171,343	24,138,224

Net increase/(decrease) in net assets	$(10,944,230)	$48,981,265

NET ASSETS:
Beginning of period	82,804,184	33,822,919

End of period (including accumulated net investment income/(loss) of $842,839 and $(37,959), respectively)	$71,859,954	$82,804,184

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	228,073	2,618,027
Distributions reinvested	—	130,650
Redeemed	(625,962)	(1,525,411)

Net increase/(decrease) in shares outstanding	(397,889)	1,223,266

INSTITUTIONAL CLASS
Sold	546,271	1,243,408
Distributions reinvested	—	40,429
Redeemed	(129,068)	(94,833)

Net increase in shares outstanding	417,203	1,189,004

(a) The Forward International Equity Fund began offering Institutional Class shares on May 1, 2007.

June 30, 2008	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment income	$6,056,450	$6,437,431
Net realized gain/(loss) on investments	(61,768,800)	36,305,811
Net realized gain on foreign currency	35,991,951	28,547,825
Net change in unrealized depreciation on investments and foreign currency	(69,077,933)	(49,914,073)

Net increase/(decrease) in net assets resulting from operations	(88,798,332)	21,376,994

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(1,190,283)
Institutional Class	—	(5,161,924)
Class A	—	(33,214)
From net realized gains on investments
Investor Class	—	(23,682,938)
Institutional Class	—	(50,557,167)
Class A	—	(474,404)

Total distributions	—	(81,099,930)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	33,444,271	166,202,048
Issued to shareholders in reinvestment of distributions	—	23,577,099
Cost of shares redeemed	(77,939,965)	(149,808,640)

Net increase/(decrease) from share transactions	(44,495,694)	39,970,507

INSTITUTIONAL CLASS
Proceeds from sale of shares	168,251,407	371,320,036
Issued to shareholders in reinvestment of distributions	—	46,656,548
Cost of shares redeemed	(148,588,842)	(139,487,088)

Net increase from share transactions	19,662,565	278,489,496

CLASS A
Proceeds from sale of shares	540,035	3,148,850
Issued to shareholders in reinvestment of distributions	—	330,074
Cost of shares redeemed	(1,582,578)	(803,463)

Net increase/(decrease) from share transactions	(1,042,543)	2,675,461

Net increase/(decrease) in net assets	$(114,674,004)	$261,412,528

NET ASSETS:
Beginning of period	906,299,138	644,886,610

End of period (including accumulated net investment income/(loss) of $6,047,070 and $(9,380), respectively)	$791,625,134	$906,299,138

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	1,985,287	8,233,363
Distributions reinvested	—	1,279,419
Redeemed	(4,709,018)	(7,558,672)

Net increase/(decrease) in shares outstanding	(2,723,731)	1,954,110

INSTITUTIONAL CLASS
Sold	10,136,333	18,592,474
Distributions reinvested	—	2,516,179
Redeemed	(8,861,978)	(7,030,693)

Net increase in shares outstanding	1,274,355	14,077,960

CLASS A
Sold	32,335	155,232
Distributions reinvested	—	17,892
Redeemed	(94,021)	(41,207)

Net increase/(decrease) in shares outstanding	(61,686)	131,917

See Notes to Financial Statements	75	June 30, 2008

Statement of Changes in Net Assets

	FORWARD LARGE CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007(a)
	(UNAUDITED)
OPERATIONS:
Net investment income	$33,762	$114,204
Net realized loss on investments	(79,209)	(405,568)
Net change in unrealized appreciation/(depreciation) on investments	(1,905,664)	2,310,034

Net increase/(decrease) in net assets resulting from operations	(1,951,111)	2,018,670

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(52,289)
Class A	—	(62,039)

Total distributions	—	(114,328)

SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Proceeds from sale of shares	996,982	7,057,562
Issued to shareholders in reinvestment of distributions	—	1,837
Cost of shares redeemed	(365,173)	(1,001,286)

Net increase from share transactions	631,809	6,058,113

CLASS A
Proceeds from sale of shares	957,316	1,173,987
Issued to shareholders in reinvestment of distributions	—	3,030
Cost of shares redeemed	(557,811)	(590,336)

Net increase from share transactions	399,505	586,681

Net increase/(decrease) in net assets	$(919,797)	$8,549,136

NET ASSETS:
Beginning of period	18,974,111	10,424,975

End of period (including accumulated net investment income of $34,318 and $556, respectively)	$18,054,314	$18,974,111

Other Information:
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Sold	92,861	661,924
Distributions reinvested	—	156
Redeemed	(34,013)	(88,726)

Net increase in shares outstanding	58,848	573,354

CLASS A
Sold	89,464	106,157
Distributions reinvested	—	253
Redeemed	(51,525)	(54,162)

Net increase in shares outstanding	37,939	52,248

(a) The Forward Large Cap Equity Fund began offering Institutional Class shares on January 31, 2007.

June 30, 2008	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD BANKING AND FINANCE FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment income/(loss)	$30,294	$(826,105)
Net realized gain/(loss) on investments	(537,662)	11,628,005
Net change in unrealized depreciation on investments	(21,559,952)	(54,776,540)

Net decrease in net assets resulting from operations	(22,067,320)	(43,974,640)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	—	(9,896,186)
Class C	—	(7,083,135)

Total distributions	—	(16,979,321)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	17,286,833	30,049,195
Issued to shareholders in reinvestment of distributions	—	8,877,859
Cost of shares redeemed	(13,281,476)	(101,943,033)

Net increase/(decrease) from share transactions	4,005,357	(63,015,979)

CLASS C
Proceeds from sale of shares	1,809,302	4,371,208
Issued to shareholders in reinvestment of distributions	—	5,353,375
Cost of shares redeemed	(7,281,713)	(55,785,615)

Net decrease from share transactions	(5,472,411)	(46,061,032)

Net decrease in net assets	$(23,534,374)	$(170,030,972)

NET ASSETS:
Beginning of period	106,001,164	276,032,136

End of period (including accumulated net investment income of $30,294 and $0, respectively)	$82,466,790	$106,001,164

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	982,677	1,113,542
Distributions reinvested	—	435,189
Redeemed	(750,064)	(3,954,305)

Net increase/(decrease) in shares outstanding	232,613	(2,405,574)

CLASS C
Sold	106,259	184,025
Distributions reinvested	0	276,660
Redeemed	(434,638)	(2,269,814)

Net decrease in shares outstanding	(328,379)	(1,809,129)

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

See Notes to Financial Statements	77	June 30, 2008

Statement of Changes in Net Assets

	FORWARD GROWTH FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(762,352)	$(1,923,426)
Net realized gain/(loss) on investments	(6,507,758)	20,041,365
Net change in unrealized depreciation on investments	(12,442,518)	(14,358,528)

Net increase/(decrease) in net assets resulting from operations	(19,712,628)	3,759,411

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	—	(18,308,609)
Class C	—	(960,036)

Total distributions	—	(19,268,645)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	13,736,604	44,357,565
Issued to shareholders in reinvestment of distributions	—	10,571,424
Cost of shares redeemed	(21,511,048)	(43,529,578)

Net increase/(decrease) from share transactions	(7,774,444)	11,399,411

CLASS C
Proceeds from sale of shares	79,502	826,539
Issued to shareholders in reinvestment of distributions	—	837,062
Cost of shares redeemed	(1,805,084)	(2,988,055)

Net decrease from share transactions	(1,725,582)	(1,324,454)

Net decrease in net assets	$(29,212,654)	$(5,434,277)

NET ASSETS:
Beginning of period	182,611,836	188,046,113

End of period (including accumulated net investment income/(loss) of $(762,352) and $0, respectively)	$153,399,182	$182,611,836

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	1,223,173	3,076,643
Distributions reinvested	—	810,692
Redeemed	(1,911,462)	(2,982,829)

Net increase/(decrease) in shares outstanding	(688,289)	904,506

CLASS C
Sold	7,601	61,072
Distributions reinvested	—	67,943
Redeemed	(169,828)	(212,894)

Net decrease in shares outstanding	(162,227)	(83,879)

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

June 30, 2008	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LEGATO FUND
	SIX MONTHS ENDED JUNE 30, 2008(a)	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(24,097)	$(61,989)
Net realized gain on investments	113,663	830,324
Net change in unrealized depreciation on investments	(656,591)	(82,579)

Net increase/(decrease) in net assets resulting from operations	(567,025)	685,756

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A
From net realized gains on investments	—	(795,005)

Total distributions	—	(795,005)

SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Proceeds from sale of shares	3,000,000	—

Net increase from share transactions	3,000,000	—

CLASS A
Proceeds from sale of shares	1,735	12,288
Issued to shareholders in reinvestment of distributions	—	13,730
Cost of shares redeemed	(3,008,559)	(1,613,232)

Net decrease from share transactions	(3,006,824)	(1,587,214)

Net decrease in net assets	$(573,849)	$(1,696,463)

NET ASSETS:
Beginning of period	7,294,113	8,990,576

End of period (including accumulated net investment income/(loss) of $(24,097) and $0, respectively)	$6,720,264	$7,294,113

Other Information:
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
Sold	266,193	—

Net increase in shares outstanding	266,193	—

CLASS A
Sold	157	950
Distributions reinvested	—	1,135
Redeemed	(266,948)	(127,864)

Net decrease in shares outstanding	(266,791)	(125,779)

(a) The Forward Legato Fund began offering Institutional Class shares on May 1, 2008.

See Notes to Financial Statements	79	June 30, 2008

Statement of Changes in Net Assets

	FORWARD OPPORTUNITIES FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(123,755)	$(55,604)
Net realized gain/(loss) on investments	(196,574)	1,554,038
Net realized loss on option contracts	(540,220)	(624,161)
Net realized gain/(loss) on securities sold short	89,054	(231,753)
Net change in unrealized depreciation on investments, option contracts and securities sold short	(359,691)	(415,423)

Net increase/(decrease) in net assets resulting from operations	(1,131,186)	227,097

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	71,367	458,170
Cost of shares redeemed	(497,151)	(2,923,098)

Net decrease from share transactions	(425,784)	(2,464,928)

CLASS C
Proceeds from sale of shares	2,713	285,245
Cost of shares redeemed	(473,374)	(993,733)

Net decrease from share transactions	(470,661)	(708,488)

Net decrease in net assets	$(2,027,631)	$(2,946,319)

NET ASSETS:
Beginning of period	8,808,153	11,754,472

End of period (including accumulated net investment income/(loss) of $(123,755) and $0, respectively)	$6,780,522	$8,808,153

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	8,512	47,639
Redeemed	(59,289)	(311,330)

Net decrease in shares outstanding	(50,777)	(263,691)

CLASS C
Sold	336	30,930
Redeemed	(57,924)	(108,189)

Net decrease in shares outstanding	(57,588)	(77,259)

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

June 30, 2008	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND
	SIX MONTHS ENDED JUNE 30, 2008(b)	PERIOD ENDED DECEMBER 31, 2007(a)
	(UNAUDITED)
OPERATIONS:
Net investment income	$445,951	$426,646
Net realized loss on investments	(1,033,877)	(1,671,317)
Net realized gain/(loss) on securities sold short	2,470	(3,222)
Net change in unrealized depreciation on investments and securities sold short	(677,827)	(563,672)

Net decrease in net assets resulting from operations	(1,263,283)	(1,811,565)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(123,355)	—
Institutional Class	(31,337)	—
Class A	(352,255)	(438,427)

Total distributions	(506,947)	(438,427)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	4,000,000	—

Net increase from share transactions	4,000,000	—

INSTITUTIONAL CLASS
Proceeds from sale of shares	1,000,000	—

Net increase from share transactions	1,000,000	—

CLASS A
Proceeds from sale of shares	3,201,715	16,613,138
Issued to shareholders in reinvestment of distributions	98,389	643
Cost of shares redeemed	(5,190,515)	(488,603)

Net increase/(decrease) from share transactions	(1,890,411)	16,125,178

Net increase in net assets	$1,339,359	$13,875,186

NET ASSETS:
Beginning of period	13,875,186	—

End of period (including accumulated net investment loss of $(68,187) and $(7,191), respectively)	$15,214,545	$13,875,186

Other Information:
INVESTOR CLASS
Sold	524,246	—

Net increase in shares outstanding	524,246	—

INSTITUTIONAL CLASS
Sold	131,062	—

Net increase in shares outstanding	131,062	—

CLASS A
Sold	417,609	1,784,679
Distributions reinvested	13,780	80
Redeemed	(681,993)	(53,822)

Net increase/(decrease) in shares outstanding	(250,604)	1,730,937

(a) The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

(b) The Forward Long/Short Credit Analysis Fund began offering Investor Class and Institutional Class shares on May 1, 2008.

See Notes to Financial Statements	81	June 30, 2008

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL FIXED INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
	(UNAUDITED)
OPERATIONS:
Net investment income	$527,516	$211,553
Net realized gain/(loss) on investments	(266,448)	6,252
Net realized gain on foreign currency	440,831	61,168
Net change in unrealized appreciation on investments and foreign currency	247,215	402,975

Net increase in net assets resulting from operations	949,114	681,948

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(100,685)	(34,181)
Institutional Class	(302,492)	(108,827)
Class A	(90,912)	(32,675)
Class C	(77,964)	(30,324)

Total distributions	(572,053)	(206,007)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	458,482	4,217,071
Issued to shareholders in reinvestment of distributions	7,623	92
Cost of shares redeemed	(50,866)	0

Net increase from share transactions	415,239	4,217,163

INSTITUTIONAL CLASS
Proceeds from sale of shares	876	12,510,501
Issued to shareholders in reinvestment of distributions	214,799	108,749

Net increase from share transactions	215,675	12,619,250

CLASS A
Proceeds from sale of shares	36,711	4,150,000
Issued to shareholders in reinvestment of distributions	362	0

Net increase from share transactions	37,073	4,150,000

CLASS C
Proceeds from sale of shares	0	4,150,000

Net increase from share transactions	0	4,150,000

Net increase in net assets	$1,045,048	$25,612,354

NET ASSETS:
Beginning of period	25,612,354	—

End of period (including accumulated net investment income of $14,746 and $59,283, respectively)	$26,657,402	$25,612,354

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	43,098	421,663
Distributions reinvested	725	9
Redeemed	(4,838)	0

Net increase in shares outstanding	38,985	421,672

INSTITUTIONAL CLASS
Sold	85	1,251,020
Distributions reinvested	20,392	10,641

Net increase in shares outstanding	20,477	1,261,661

CLASS A
Sold	3,465	415,000
Distributions reinvested	35	—

Net increase in shares outstanding	3,500	415,000

CLASS C
Sold	0	415,000

Net increase in shares outstanding	0	415,000

(a) The Forward International Fixed Income Fund commenced operations on October 9, 2007.

June 30, 2008	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD PROGRESSIVE REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2008(a)	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment income	$290,752	$608,448
Net realized gain on investments	1,051,598	5,304,225
Net realized gain on foreign currency	0	93,920
Net change in unrealized depreciation on investments and foreign currency	(3,125,151)	(13,712,195)

Net decrease in net assets resulting from operations	(1,782,801)	(7,705,602)

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	(279,238)	(518,322)
From net realized gains on investments	—	(8,322,225)

Total distributions	(279,238)	(8,840,547)

INSTITUTIONAL CLASS
From net investment income	(34,615)	—

Total distributions	(34,615)	—

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	6,645,376	10,164,420
Issued to shareholders in reinvestment of distributions	163,866	4,550,055
Cost of shares redeemed	(9,964,193)	(7,655,545)

Net increase/(decrease) from share transactions	(3,154,951)	7,058,930

INSTITUTIONAL CLASS
Proceeds from sale of shares	7,000,486	—

Net increase from share transactions	7,000,486	—

Net increase/(decrease) in net assets	$1,748,881	$(9,487,219)

NET ASSETS:
Beginning of period	38,962,474	48,449,693

End of period (including accumulated net investment income of $119,244 and $142,345, respectively)	$40,711,355	$38,962,474

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	465,635	529,427
Distributions reinvested	11,437	289,500
Redeemed	(665,190)	(440,591)

Net increase/(decrease) in shares outstanding	(188,118)	378,336

INSTITUTIONAL CLASS
Sold	454,873	—

Net increase in shares outstanding	454,873	—

(a) The Forward Progressive Real Estate Fund began offering Institutional Class shares on May 1, 2008.

See Notes to Financial Statements	83	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Asia Ex-Japan Equities Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.01
Net realized and unrealized loss on investments	(1.96)

Total from Investment Operations	(1.95)

NET DECREASE IN NET ASSET VALUE	(1.95)

NET ASSET VALUE, END OF PERIOD	$8.05

TOTAL RETURN	(19.50	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,876
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.22	%(c)
Operating expenses including reimbursement/waiver	1.70	%(c)
Operating expenses excluding reimbursement/waiver	4.37	%(c)
PORTFOLIO TURNOVER RATE	85	%(b)

(a) The Fund began offering Investor Class shares on December 31, 2007.

(b) Not Annualized.

(c) Annualized.

June 30, 2008	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Asia Ex-Japan Equities Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss on investments	(1.95)

Total from Investment Operations	(1.93)

NET DECREASE IN NET ASSET VALUE	(1.93)

NET ASSET VALUE, END OF PERIOD	$8.07

TOTAL RETURN	(19.30	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,838
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.74	%(c)
Operating expenses including reimbursement/waiver	1.35	%(c)
Operating expenses excluding reimbursement/waiver	4.75	%(c)
PORTFOLIO TURNOVER RATE	85	%(b)

(a) The Fund began offering Institutional Class shares on December 31, 2007.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	85	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Eastern Europe Equities Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.00	(b)
Net realized and unrealized loss on investments	(1.24)

Total from Investment Operations	(1.24)

NET DECREASE IN NET ASSET VALUE	(1.24)

NET ASSET VALUE, END OF PERIOD	$8.76

TOTAL RETURN	(12.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,115
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.10	%(d)
Operating expenses including reimbursement/waiver	1.85	%(d)
Operating expenses excluding reimbursement/waiver	3.14	%(d)
PORTFOLIO TURNOVER RATE	37	%(c)

(a) The Fund began offering Investor Class shares on December 31, 2007.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

June 30, 2008	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Eastern Europe Equities Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss on investments	(1.24)

Total from Investment Operations	(1.22)

NET DECREASE IN NET ASSET VALUE	(1.22)

NET ASSET VALUE, END OF PERIOD	$8.78

TOTAL RETURN	(12.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,853
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.60	%(c)
Operating expenses including reimbursement/waiver	1.50	%(c)
Operating expenses excluding reimbursement/waiver	3.20	%(c)
PORTFOLIO TURNOVER RATE	37	%(b)

(a) The Fund began offering Institutional Class shares on December 31, 2007.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	87	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(b)		PERIOD ENDED DECEMBER 31, 2003(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$28.51		$23.08	$18.83		$14.21	$11.86		$6.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26		0.04	0.05		0.27	0.21		0.00	(d)
Net realized and unrealized gain/(loss) on investments	(4.30)		8.98	5.58		4.61	2.35		4.94

Total from Investment Operations	(4.04)		9.02	5.63		4.88	2.56		4.94

LESS DISTRIBUTIONS:
From investment income	—		(0.05)	(0.06)		(0.26)	(0.22)		(0.06)
From capital gains	—		(3.55)	(1.34)		—	—		—

Total Distributions	—		(3.60)	(1.40)		(0.26)	(0.22)		(0.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.02		0.00 (d)	0.01		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.04)		5.43	4.25		4.62	2.35		4.88

NET ASSET VALUE, END OF PERIOD	$24.47		$28.51	$23.08		$18.83	$14.21		$11.86

TOTAL RETURN	(14.17	)%(e)	38.63%	30.36%		34.36%	22.06%		70.83	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$29,928		$25,008	$13,336		$8,833	$969		$227
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.94	%(f)	0.17%	0.26%		2.57%	(0.32)%		0.66	%(f)
Operating expenses including reimbursement/waiver	1.70	%(f)(j)	1.69%	1.81	%(g)	1.95%	1.98	%(h)	1.95	%(f)
Operating expenses excluding reimbursement/waiver	2.02	%(f)	2.09%	2.26%		3.04%	3.29	%(h)	2.48	%(f)
PORTFOLIO TURNOVER RATE	87	%(e)	121%	102%		62%	45%		44	%(i)

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

(c) The Pictet Global Emerging Markets Fund—Retail Class commenced operations on April 9, 2003.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.

(h) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.95% and 3.25%, respectively.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2003.

(j) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

June 30, 2008	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(b)		YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$28.66		$23.18	$18.88		$14.23	$11.88		$6.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16		0.12	0.12		0.33	0.23		0.08
Net realized and unrealized gain/(loss) on investments	(4.18)		9.03	5.62		4.62	2.36		4.95

Total from Investment Operations	(4.02)		9.15	5.74		4.95	2.59		5.03

LESS DISTRIBUTIONS:
From investment income	—		(0.13)	(0.12)		(0.30)	(0.25)		(0.07)
From capital gains	—		(3.55)	(1.34)		—	—		—

Total Distributions	—		(3.68)	(1.46)		(0.30)	(0.25)		(0.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.02		0.00 (c)	0.01		0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.02)		5.48	4.30		4.65	2.35		4.96

NET ASSET VALUE, END OF PERIOD	$24.64		$28.66	$23.18		$18.88	$14.23		$11.88

TOTAL RETURN	(14.03	)%(f)	39.00%	30.84%		34.79%	22.26%		72.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$107,289		$61,829	$42,283		$28,765	$18,854		$116,774
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.84	%(g)	0.51%	0.68%		2.34%	0.63%		0.91%
Operating expenses including reimbursement/waiver	1.39	%(g)	1.39%	1.47	%(d)	1.70%	1.70	%(e)	1.70%
Operating expenses excluding reimbursement/waiver	1.70	%(g)	1.79%	1.86%		2.84%	2.38	%(e)	2.23%
PORTFOLIO TURNOVER RATE	87	%(f)	121%	102%		62%	45%		44%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

(e) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.70% and 2.37%, respectively.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	89	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	CLASS A
	PERIOD ENDED JUNE 30, 2008(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$27.28
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.02
Net realized and unrealized loss on investments	(2.83)

Total from Investment Operations	(2.81)

NET DECREASE IN NET ASSET VALUE	(2.81)

NET ASSET VALUE, END OF PERIOD	$24.47

TOTAL RETURN(c)	(10.30	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,043
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.39	%(e)
Operating expenses including reimbursement/waiver	1.67	%(e)
Operating expense excluding reimbursement/waiver	1.67	%(e)
PORTFOLIO TURNOVER RATE	87	%(f)

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) The Fund began offering Class A shares on May 1, 2008.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2008.

June 30, 2008	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005(a)	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$19.40		$18.23		$15.01		$12.78	$11.31		$8.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.21		0.14		0.09		0.05	(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	(2.86)		2.32		4.99		2.19	1.49		3.11

Total from Investment Operations	(2.65)		2.46		5.08		2.24	1.47		3.10

LESS DISTRIBUTIONS:
From investment income	—		(0.13)		(0.12)		(0.01)	—		—
From capital gains	—		(1.18)		(1.74)		—	—		—

Total Distributions	—		(1.31)		(1.86)		(0.01)	—		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.02		0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.65)		1.17		3.22		2.23	1.47		3.10

NET ASSET VALUE, END OF PERIOD	$16.75		$19.40		$18.23		$15.01	$12.78		$11.31

TOTAL RETURN	(13.66	)%(g)	13.39%		34.40%		17.50%	13.00%		37.76%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$44,901		$59,726		$33,823		$24,880	$24,204		$21,189
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	2.23	%(h)	0.90%		0.53%		0.37%	(0.20)%		(0.16)%
Operating expenses including reimbursement/waiver	1.27	%(h)(f)	1.25	%(e)	1.42	%(d)	1.69%	1.71	%(c)	1.99%
Operating expenses excluding reimbursement/waiver	1.70	%(h)	1.48%		1.80%		2.28%	2.09%		2.48%
PORTFOLIO TURNOVER RATE	34	%(g)	63%		94%		138%	50%		25%

(a) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.

(d) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

(e) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	91	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.41		$19.99
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24		0.09
Net realized and unrealized gain/(loss) on investments	(2.87)		0.66

Total from Investment Operations	(2.63)		0.75

LESS DISTRIBUTIONS:
From investment income	—		(0.16)
From capital gains	—		(1.18)

Total Distributions	—		(1.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01

NET DECREASE IN NET ASSET VALUE	(2.63)		(0.58)

NET ASSET VALUE, END OF PERIOD	$16.78		$19.41

TOTAL RETURN	(13.55	)%(b)	3.59	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,959		$23,078
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.67	%(c)	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.43	%(c)	1.23	%(c)
PORTFOLIO TURNOVER RATE	34	%(b)	63	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

June 30, 2008	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.04		$18.96		$15.11		$12.87	$10.39		$6.44
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11		0.11		0.08		0.11 (b)	0.05	(b)	0.02 (b)
Net realized and unrealized gain/(loss) on investments	(1.93)		0.64		4.34		3.23	2.59		3.94

Total from Investment Operations	(1.82)		0.75		4.42		3.34	2.64		3.96

LESS DISTRIBUTIONS:
From investment income	—		(0.08)		(0.04)		(0.08)	(0.03)		(0.02)
From capital gains	—		(1.60)		(0.54)		(1.02)	(0.14)		—

Total Distributions	—		(1.68)		(0.58)		(1.10)	(0.17)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01		0.01		0.00 (c)	0.01		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.82)		(0.92)		3.85		2.24	2.48		3.95

NET ASSET VALUE, END OF PERIOD	$16.22		$18.04		$18.96		$15.11	$12.87		$10.39

TOTAL RETURN	(10.09	)%(h)	3.82%		29.51%		26.57%	25.55%		61.64%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$202,741		$274,585		$251,488		$64,346	$9,819		$15,981
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.27	%(i)	0.54%		0.51%		0.82%	0.47%		0.24%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.61	%(g)(i)	1.60	%(f)	1.56	%(d)	1.45%	1.46	%(e)	1.45%
Operating expenses excluding reimbursement/waiver	1.66	%(i)	1.62%		1.66%		1.84%	2.26	%(e)	2.45%
PORTFOLIO TURNOVER RATE	47	%(h)	79%		75%		91%	175%		52%

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

(e) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for would have been 1.45% and 2.25%, respectively.

(f) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(g) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(h) Not Annualized.

(i) Annualized.

See Notes to Financial Statements	93	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.10		$19.02		$15.15		$12.89	$10.40		$6.44
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13		0.14		0.09		0.16 (b)	0.08	(b)	0.04 (b)
Net realized and unrealized gain/(loss) on investments	(1.92)		0.68		4.39		3.23	2.61		3.94

Total from Investment Operations	(1.79)		0.82		4.48		3.39	2.69		3.98

LESS DISTRIBUTIONS:
From investment income	—		(0.15)		(0.08)		(0.11)	(0.07)		(0.03)
From capital gains	—		(1.60)		(0.54)		(1.02)	(0.14)		—

Total Distributions	—		(1.75)		(0.62)		(1.13)	(0.21)		(0.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01		0.01		0.00 (c)	0.01		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.79)		(0.92)		3.87		2.26	2.49		3.96

NET ASSET VALUE, END OF PERIOD	$16.31		$18.10		$19.02		$15.15	$12.89		$10.40

TOTAL RETURN	(9.89	)%(h)	4.18%		29.91%		26.81%	25.99%		61.95%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$584,820		$626,083		$389,983		$144,302	$49,068		$26,221
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.69	%(i)	0.84%		0.77%		1.12%	0.75%		0.49%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.26	%(g)(i)	1.25	%(f)	1.25	%(d)	1.20%	1.21	%(e)	1.20%
Operating expenses excluding reimbursement/waiver	1.30	%(i)	1.28%		1.28%		1.46%	2.12	%(e)	2.20%
PORTFOLIO TURNOVER RATE	47	%(h)	79%		75%		91%	175%		52%

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

(e) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

(f) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

(g) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(h) Not Annualized.

(i) Annualized.

June 30, 2008	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.04		$18.95		$15.06		$13.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13		0.03		0.18		0.13	(b)
Net realized and unrealized gain/(loss) on investments	(1.94)		0.76		4.23		2.90

Total from Investment Operations	(1.81)		0.79		4.41		3.03

LESS DISTRIBUTIONS:
From investment income	—		(0.11)		(0.01)		(0.08)
From capital gains	—		(1.60)		(0.54)		(1.02)

Total Distributions	—		(1.71)		(0.55)		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01		0.03		0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.81)		(0.91)		3.89		1.93

NET ASSET VALUE, END OF PERIOD	$16.23		$18.04		$18.95		$15.06

TOTAL RETURN(d)	(10.03	)%(e)	4.03%		29.55%		23.78	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,064		$5,632		$3,416		$5,065
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.30	%(f)	0.52%		0.71%		0.51	%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.60	%(f)(j)	1.52	%(i)	1.47	%(g)	1.78	%(f)
Operating expenses excluding reimbursement/waiver	1.62	%(f)	1.53%		1.48%		1.82	%(f)
PORTFOLIO TURNOVER RATE	47	%(e)	79%		75%		91	%(h)

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(i) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(j) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	95	June 30, 2008

Financial Highlights

For a share outstanding throughout the period presented.

Forward Large Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.66		$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.04		0.09
Net realized and unrealized gain/(loss) on investments	(1.22)		1.12

Total from Investment Operations	(1.18)		1.21

LESS DISTRIBUTIONS:
From investment income	—		(0.09)

Total Distributions	—		(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.18)		1.13

NET ASSET VALUE, END OF PERIOD	$10.48		$11.66

TOTAL RETURN	(10.12	)%(b)	11.59	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,626		$6,683
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.64	%(c)	0.95	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.22	%(c)	1.52	%(c)
PORTFOLIO TURNOVER RATE	42	%(b)	75	%(b)(d)

(a) The Fund began offering Institutional Class shares on January 31, 2007.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

June 30, 2008	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Large Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.65		$10.40		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.01		0.06		0.02
Net realized and unrealized gain/(loss) on investments	(1.20)		1.24		0.40

Total from Investment Operations	(1.19)		1.30		0.42

LESS DISTRIBUTIONS:
From investment income	—		(0.06)		(0.02)

Total Distributions	—		(0.06)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.19)		1.25		0.40

NET ASSET VALUE, END OF PERIOD	$10.46		$11.65		$10.40

TOTAL RETURN(b)	(10.21	)%(c)	12.58%		4.24	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,428		$12,291		$10,425
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.23	%(d)	0.52%		1.44	%(d)
Operating expenses including reimbursement/waiver	1.39	%(d)(f)	1.34	%(e)	1.35	%(d)
Operating expenses excluding reimbursement/waiver	1.62	%(d)	1.87%		1.84	%(d)
PORTFOLIO TURNOVER RATE	42	%(c)	75%		0	%(c)

(a) The Fund began offering Class A shares on October 31, 2006.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

(f) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

See Notes to Financial Statements	97	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$19.61		$28.81	$27.61	$27.99		$25.74		$19.89		$18.36
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.03		(0.05)	(0.04)	(0.01	)(b)	(0.06	)(b)	(0.03	)(b)	0.03 (b)
Net realized and unrealized gain/(loss) on investments	(4.14)		(5.86)	2.78	1.49		3.30		6.07		1.84

Total from Investment Operations	(4.11)		(5.91)	2.74	1.48		3.24		6.04		1.87

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		—		(0.01)		—
From capital gains	—		(3.30)	(1.54)	(1.86)		(0.99)		(0.18)		(0.34)

Total Distributions	—		(3.30)	(1.54)	(1.86)		(0.99)		(0.19)		(0.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.00 (c)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(4.11)		(9.20)	1.20	(0.38)		2.25		5.85		1.53

NET ASSET VALUE, END OF PERIOD	$15.50		$19.61	$28.81	$27.61		$27.99		$25.74		$19.89

TOTAL RETURN(d)	(20.96	)%(e)	(20.92)%	9.94%	5.31	%(e)	13.12%		30.53%		10.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$54,631		$64,560	$164,164	$184,550		$183,556		$133,136		$59,565
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.29	%(f)	(0.14)%	(0.13)%	(0.10	)%(f)	(0.23)%		(0.13)%		0.20%
Operating expenses	1.62	%(f)	1.69%	1.62%	1.57	%(f)	1.80%		1.74%		1.97%
PORTFOLIO TURNOVER RATE	30	%(e)	29%	34%	15	%(e)	25%		29%		47%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

June 30, 2008	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$18.60		$27.71	$26.73	$27.23		$25.23		$19.62		$18.24
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.03)		(0.29)	(0.22)	(0.10	)(b)	(0.23	)(b)	(0.18	)(b)	(0.08	)(b)
Net realized and unrealized gain/(loss) on investments	(3.92)		(5.53)	2.74	1.46		3.22		5.97		1.80

Total from Investment Operations	(3.95)		(5.82)	2.52	1.36		2.99		5.79		1.72

LESS DISTRIBUTIONS:
From capital gains	—		(3.30)	(1.54)	(1.86)		(0.99)		(0.18)		(0.34)

Total Distributions	—		(3.30)	(1.54)	(1.86)		(0.99)		(0.18)		(0.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.01	0.00 (c)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.95)		(9.11)	0.98	(0.50)		2.00		5.61		1.38

NET ASSET VALUE, END OF PERIOD	$14.65		$18.60	$27.71	$26.73		$27.23		$25.23		$19.62

TOTAL RETURN(d)	(21.24	)%(e)	(21.43)%	9.44%	5.01	%(e)	12.37%		29.68%		9.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$27,836		$41,441	$111,868	$112,774		$107,804		$88,249		$27,482
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.36	)%(f)	(0.79)%	(0.79)%	(0.75	)%(f)	(0.88)%		(0.77)%		(0.43)%
Operating expenses	2.27	%(f)	2.34%	2.27%	2.22	%(f)	2.45%		2.39%		2.66%
PORTFOLIO TURNOVER RATE	30	%(e)	29%	34%	15	%(e)	25%		29%		47%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements	99	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$12.73		$13.90	$13.57	$12.98		$13.02		$10.21		$10.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.13)	(0.14)	(0.07	)(b)	(0.16	)(b)	(0.17	)(b)	(0.10	)(b)
Net realized and unrealized gain/(loss) on investments	(1.32)		0.44	1.86	1.38		0.43		2.98		0.05

Total from Investment Operations	(1.37)		0.31	1.72	1.31		0.27		2.81		(0.05)

LESS DISTRIBUTIONS:
From capital gains	—		(1.48)	(1.39)	(0.72)		(0.31)		0.00		0.00

Total Distributions	—		(1.48)	(1.39)	(0.72)		(0.31)		0.00		0.00

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (c)	0.00 (c)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.37)		(1.17)	0.33	0.59		(0.04)		2.81		(0.05)

NET ASSET VALUE, END OF PERIOD	$11.36		$12.73	$13.90	$13.57		$12.98		$13.02		$10.21

TOTAL RETURN(d)	(10.76	)%(e)	1.97%	12.56%	10.21	%(e)	2.48%		27.52%		(0.49)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$147,491		$174,019	$177,429	$158,056		$145,193		$112,354		$78,060
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.95	)%(f)	(0.96)%	(1.05)%	(1.08	)%(f)	(1.31)%		(1.34)%		(1.14)%
Operating expenses	1.33	%(f)	1.36%	1.40%	1.40	%(f)	1.63%		1.57%		1.73%
PORTFOLIO TURNOVER RATE	58	%(e)	76%	84%	34	%(e)	73%		62%		79%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2008	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006	SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$12.03		$13.30	$13.06	$12.56		$12.70		$10.02		$10.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.10)		(0.23)	(0.24)	(0.11	)(b)	(0.23	)(b)	(0.25	)(b)	(0.16	)(b)
Net realized and unrealized gain/(loss) on investments	(1.23)		0.44	1.87	1.33		0.40		2.93		0.04

Total from Investment Operations	(1.33)		0.21	1.63	1.22		0.17		2.68		(0.12)

LESS DISTRIBUTIONS:
From capital gains	—		(1.48)	(1.39)	(0.72)		(0.31)		—		—

Total Distributions	—		(1.48)	(1.39)	(0.72)		(0.31)		—		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (c)	0.00 (c)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.33)		(1.27)	0.24	0.50		(0.14)		2.68		(0.12)

NET ASSET VALUE, END OF PERIOD	$10.70		$12.03	$13.30	$13.06		$12.56		$12.70		$10.02

TOTAL RETURN(d)	(11.06	)%(e)	1.31%	12.36%	9.82	%(e)	1.74%		26.75%		(1.18)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,908		$8,593	$10,617	$11,287		$11,498		$13,311		$4,905
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(1.60	)%(f)	(1.61)%	(1.72)%	(1.73	)%(f)	(1.94)%		(1.99)%		(1.81)%
Operating expenses	1.98	%(f)	2.01%	2.07%	2.04	%(f)	2.28%		2.22%		2.39%
PORTFOLIO TURNOVER RATE	58	%(e)	76%	84%	34	%(e)	73%		62%		79%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	101	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.00	)(b)

Net realized and unrealized loss on investments	(0.27)

Total from Investment Operations	(0.27)

NET DECREASE IN NET ASSET VALUE	(0.27)

NET ASSET VALUE, END OF PERIOD	$11.00

TOTAL RETURN	(2.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,927
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.15	)%(d)
Operating expenses including reimbursement/waiver	1.29	%(d)(e)
Operating expenses excluding reimbursement/waiver	1.79	%(d)
PORTFOLIO TURNOVER RATE	13	%(f)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.29%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2008.

June 30, 2008	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.92		$12.19		$11.30		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07)		(0.10)		(0.12)		(0.10)
Net realized and unrealized gain/(loss) on investments	(0.86)		1.13		1.21		1.43

Total from Investment Operations	(0.93)		1.03		1.09		1.33

LESS DISTRIBUTIONS:
From capital gains	—		(1.30)		(0.20)		(0.03)

Total Distributions	—		(1.30)		(0.20)		(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.93)		(0.27)		0.89		1.30

NET ASSET VALUE, END OF PERIOD	$10.99		$11.92		$12.19		$11.30

TOTAL RETURN(b)	(7.80	)%(c)	8.30%		9.69%		13.34	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,793		$7,294		$8,991		$6,876
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.80	)%(d)	(0.73)%		(1.03)%		(1.25	)%(d)
Operating expenses including reimbursement/waiver	1.73	%(d)(g)	1.69	%(f)	1.78	%(e)	1.89	%(d)
Operating expenses excluding reimbursement/waiver	1.93	%(d)	1.96%		1.95%		3.53	%(d)
PORTFOLIO TURNOVER RATE	13	%(c)	33%		36%		28	%(c)

(a) The Fund commenced operations on April 1, 2005.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

(f) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

See Notes to Financial Statements	103	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Opportunities Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005(b)		YEAR ENDED JUNE 30, 2005b)		YEAR ENDED JUNE 30, 2004(b)		YEAR ENDED JUNE 30, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.40		$9.21	$8.39		$7.03		$7.13		$5.64		$5.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.14)		(0.05)	(0.07)		(0.08	)(c)	(0.17	)(c)	(0.19	)(c)	(0.12	)(c)
Net realized and unrealized gain/(loss) on investments	(1.09)		0.24	0.89		1.44		0.07		1.68		0.38

Total from Investment Operations	(1.23)		0.19	0.82		1.36		(0.10)		1.49		0.26

LESS DISTRIBUTIONS:
From capital gains	—		—	—		—		—		—		—

Total Distributions	—		—	—		—		—		—		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00	(d)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.23)		0.19	0.82		1.36		(0.10)		1.49		0.26

NET ASSET VALUE, END OF PERIOD	$8.17		$9.40	$9.21		$8.39		$7.03		$7.13		$5.64

TOTAL RETURN(e)	(13.09	)%(f)	2.06%	9.77%		19.35	%(f)	(1.40)%		26.42%		4.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,438		$6,737	$9,026		$6,004		$2,793		$3,202		$2,572
RATIOS TO AVERAGE NET ASSETS (excluding dividends on short sales expense):
Net investment loss including reimbursement/waiver	(3.24	)%(g)	(0.44)%	(0.85)%		(2.15	)%(g)	(2.62)%		(2.65)%		(2.69)%
Net investment loss excluding reimbursement/waiver	(3.37	)%(g)	(1.47)%	(1.12)%		(2.56	)%(g)	(2.76)%		(2.67)%		(4.78)%
Operating expenses including reimbursement/waiver	2.54	%(g)(j)	1.99%	2.28	%(h)	2.73	%(g)	2.76%		2.74%		2.90%
Operating expenses excluding reimbursement/waiver	2.67	%(g)	3.02%	2.56%		3.14	%(g)	2.90%		2.75%		4.99%
RATIOS TO AVERAGE NET ASSETS (including dividends on short sales expense and interest on deposits with brokers expense):
Net investment loss including reimbursement/waiver	(5.13	)%(g)	(0.48)%	(0.88)%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Net investment loss excluding reimbursement/waiver	(5.26	)%(g)	(1.50)%	(1.15)%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Operating expenses including reimbursement/waiver	4.44	%(g)(j)	2.03%	2.31	%(h)	n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Operating expenses excluding reimbursement/waiver	4.57	%(g)	3.06%	2.58%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
PORTFOLIO TURNOVER RATE	260	%(f)	340%	380%		156	%(f)	189%		65%		151%

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

(b) Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not annualized.

(g) Annualized.

(h) Effective May 1, 2006, the net expense limitation changed from 2.90% to 1.99%.

(i) Not applicable, no dividends on short sales expense.

(j) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

June 30, 2008	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Opportunities Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006		SIX MONTHS ENDED DECEMBER 31, 2005(b)		YEAR ENDED JUNE 30, 2005(b)		YEAR ENDED JUNE 30, 2004(b)		YEAR ENDED JUNE 30, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.07		$8.93	$8.18		$6.87		$7.00		$5.56		$5.33
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.19)		(0.10)	(0.08)		(0.10	)(c)	(0.20	)(c)	(0.22	)(c)	(0.15	)(c)
Net realized and unrealized gain/(loss) on investments	(1.02)		0.24	0.83		1.41		0.07		1.66		0.38

Total from Investment Operations	(1.21)		0.14	0.75		1.31		(0.13)		1.44		0.23

LESS DISTRIBUTIONS:
From capital gains	—		—	—		—		—		—		—

Total Distributions	—		—	—		—		—		—		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00 (d)	0.00	(d)	—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.21)		0.14	0.75		1.31		(0.13)		1.44		0.23

NET ASSET VALUE, END OF PERIOD	$7.86		$9.07	$8.93		$8.18		$6.87		$7.00		$5.56

TOTAL RETURN(e)	(13.34	)%(f)	1.57%	9.17%		19.07	%(f)	(1.86)%		25.90%		4.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,342		$2,071	$2,729		$820		$388		$518		$201
RATIOS TO AVERAGE NET ASSETS (excluding dividends on short sales expense):
Net investment loss including reimbursement/waiver	(3.67	)%(g)	(0.96)%	(1.16)%		(2.64	)%(g)	(3.11)%		(3.15)%		(3.19)%
Net investment loss excluding reimbursement/waiver	(3.81	)%(g)	(1.98)%	(1.37)%		(3.05	)%(g)	(3.24)%		(3.17)%		(5.28)%
Operating expenses including reimbursement/waiver	3.03	%(g)(j)	2.49%	2.67	%(h)	3.22	%(g)	3.26%		3.24%		3.40%
Operating expenses excluding reimbursement/waiver	3.17	%(g)	3.51%	2.87%		3.63	%(g)	3.40%		3.25%		5.49%
RATIOS TO AVERAGE NET ASSETS (including dividends on short sales expense and interest on deposits with brokers expense):
Net investment loss including reimbursement/waiver	(5.46	)%(g)	(1.00)%	(1.19)%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Net investment loss excluding reimbursement/waiver	(5.60	)%(g)	(2.02)%	(1.39)%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Operating expenses including reimbursement/waiver	4.84	%(g)(j)	2.53%	2.69	%(h)	n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
Operating expenses excluding reimbursement/waiver	4.98	%(g)	3.55%	2.90%		n/a	(i)	n/a	(i)	n/a	(i)	n/a	(i)
PORTFOLIO TURNOVER RATE	260	%(f)	340%	380%		156	%(f)	189%		65%		151%

(a) Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

(b) Prior to September 29, 2005, the Forward Emerald Opportunities Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(c) Per share amounts calculated based on the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not annualized.

(g) Annualized.

(h) Effective May 1, 2006, the net expense limitation changed from 3.40% to 2.49%.

(i) Not applicable, no dividends on short sales expense.

(j) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	105	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.34)

Total from Investment Operations	(0.26)

LESS DISTRIBUTIONS:
From investment income	(0.24)

Total Distributions	(0.24)

NET DECREASE IN NET ASSET VALUE	(0.50)

NET ASSET VALUE, END OF PERIOD	$7.13

TOTAL RETURN	(3.48	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,738
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	6.41	%(c)
Operating expenses including reimbursement/waiver	1.84	%(c)
Operating expenses excluding reimbursement/waiver	2.52	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.32	%(c)
Operating expenses including reimbursement/waiver	4.94	%(c)
Operating expenses excluding reimbursement/waiver	5.62	%(c)
PORTFOLIO TURNOVER RATE	156	%(d)

(a) The Fund began offering Investor Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2008.

June 30, 2008	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.34)

Total from Investment Operations	(0.26)

LESS DISTRIBUTIONS:
From investment income	(0.24)

Total Distributions	(0.24)

NET DECREASE IN NET ASSET VALUE	(0.50)

NET ASSET VALUE, END OF PERIOD	$7.13

TOTAL RETURN	(3.43	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$935
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	6.76	%(c)
Operating expenses including reimbursement/waiver	1.49	%(c)
Operating expenses excluding reimbursement/waiver	2.52	%(c)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.67	%(c)
Operating expenses including reimbursement/waiver	4.59	%(c)
Operating expenses excluding reimbursement/waiver	5.62	%(c)
PORTFOLIO TURNOVER RATE	156	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2008.

See Notes to Financial Statements	107	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Long/Short Credit Analysis Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.02		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26		0.25
Net realized and unrealized loss on investments	(0.92)		(1.98)

Total from Investment Operations	(0.66)		(1.73)

LESS DISTRIBUTIONS:
From investment income	(0.24)		(0.25)

Total Distributions	(0.24)		(0.25)

NET DECREASE IN NET ASSET VALUE	(0.90)		(1.98)

NET ASSET VALUE, END OF PERIOD	$7.12		$8.02

TOTAL RETURN(b)	(8.29	)%(c)	(17.26	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,542		$13,875
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and performance fee):
Net investment income including reimbursement/waiver	5.89	%(d)	10.44	%(d)
Operating expenses including reimbursement/waiver	1.92	%(d)(e)	1.59	%(d)
Operating expenses excluding reimbursement/waiver	2.18	%(d)	2.28	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense and performance fee):
Net investment income including reimbursement/waiver	2.96	%(d)	4.37	%(d)
Operating expenses including reimbursement/waiver	4.85	%(d)(e)	7.65	%(d)
Operating expenses excluding reimbursement/waiver	5.11	%(d)	8.34	%(d)
PORTFOLIO TURNOVER RATE	156	%(c)	210	%(c)

(a) The Fund began offering class A shares on December 29, 2006.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

(e) Effective February 1, 2008, the net expense limitation changed from 1.59% to 1.99%.

June 30, 2008	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.20		0.08
Net realized and unrealized gain on investments	0.18		0.19

Total from Investment Operations	0.38		0.27

LESS DISTRIBUTIONS:
From investment income	(0.22)		(0.08)

Total Distributions	(0.22)		(0.08)

NET INCREASE IN NET ASSET VALUE	0.16		0.19

NET ASSET VALUE, END OF PERIOD	$10.35		$10.19

TOTAL RETURN	3.72	%(b)	2.71	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,766		$4,297
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.94	%(c)	3.57	%(c)
Operating expenses including reimbursement/waiver	1.24	%(c)	1.24	%(c)
Operating expenses excluding reimbursement/waiver	1.65	%(c)	1.60	%(c)
PORTFOLIO TURNOVER RATE	23	%(b)	1	%(b)

(a) The Fund began offering Investor Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

See Notes to Financial Statements	109	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.22		0.09
Net realized and unrealized gain on investments	0.17		0.19

Total from Investment Operations	0.39		0.28

LESS DISTRIBUTIONS:
From investment income	(0.24)		(0.09)

Total Distributions	(0.24)		(0.09)

NET INCREASE IN NET ASSET VALUE	0.15		0.19

NET ASSET VALUE, END OF PERIOD	$10.34		$10.19

TOTAL RETURN	3.82	%(b)	2.77	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,262		$12,858
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.18	%(c)	3.84	%(c)
Operating expenses including reimbursement/waiver	0.99	%(c)	0.99	%(c)
Operating expenses excluding reimbursement/waiver	1.64	%(c)	1.60	%(c)
PORTFOLIO TURNOVER RATE	23	%(b)	1	%(b)

(a) The Fund began offering Institutional Class shares on October 5, 2007.

(b) Not Annualized.

(c) Annualized.

June 30, 2008	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21		0.08
Net realized and unrealized gain on investments	0.17		0.19

Total from Investment Operations	0.38		0.27

LESS DISTRIBUTIONS:
From investment income	(0.22)		(0.08)

Total Distributions	(0.22)		(0.08)

NET INCREASE IN NET ASSET VALUE	0.16		0.19

NET ASSET VALUE, END OF PERIOD	$10.35		$10.19

TOTAL RETURN(b)	3.68	%(c)	2.68	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,330		$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.87	%(d)	3.47	%(d)
Operating expenses including reimbursement/waiver	1.30	%(d)	1.34	%(d)
Operating expenses excluding reimbursement/waiver	1.64	%(d)	1.60	%(d)
PORTFOLIO TURNOVER RATE	23	%(c)	1	%(c)

(a) The Fund began offering Class A shares on October 5, 2007.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	111	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Fixed Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19		0.07
Net realized and unrealized gain on investments	0.17		0.19

Total from Investment Operations	0.36		0.26

LESS DISTRIBUTIONS:
From investment income	(0.19)		(0.07)

Total Distributions	(0.19)		(0.07)

NET INCREASE IN NET ASSET VALUE	0.17		0.19

NET ASSET VALUE, END OF PERIOD	$10.36		$10.19

TOTAL RETURN(b)	3.49	%(c)	2.63	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,299		$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.55	%(d)	3.23	%(d)
Operating expenses including reimbursement/waiver	1.62	%(d)	1.58	%(d)
Operating expenses excluding reimbursement/waiver	1.64	%(d)	1.60	%(d)
PORTFOLIO TURNOVER RATE	23	%(c)	1	%(c)

(a) The Fund began offering Class C shares on October 5, 2007.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not Annualized.

(d) Annualized.

June 30, 2008	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Progressive Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006(a)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.30		$20.66		$16.69		$16.62	$14.01	$11.24
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24		0.30		0.13		0.33	0.34	0.30
Net realized and unrealized gain/(loss) on investments	(0.82)		(3.21)		5.08		1.47	3.62	2.85

Total from Investment Operations	(0.58)		(2.91)		5.21		1.80	3.96	3.15

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.27)		(0.27)		(0.22)	(0.59)	(0.31)
From capital gains	—		(3.18)		(0.97)		(1.50)	(0.76)	(0.07)
Tax return of capital	—		—		—		(0.01)	—	—

Total Distributions	(0.10)		(3.45)		(1.24)		(1.73)	(1.35)	(0.38)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.68)		(6.36)		3.97		0.07	2.61	2.77

NET ASSET VALUE, END OF PERIOD	$13.62		$14.30		$20.66		$16.69	$16.62	$14.01

TOTAL RETURN	(4.06	)%(f)	(15.30)%		31.24%		11.01%	28.77%	28.53%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$34,534		$38,962		$48,450		$43,288	$48,346	$36,735
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.23	%(g)	1.22%		0.70%		1.98%	2.23%	2.50%
Operating expenses including reimbursement/waiver	1.41	%(g)	1.41	%(e)	1.35	%(c)	1.79%	1.85%	1.91%
Operating expenses excluding reimbursement/waiver	n/a		n/a		n/a	(d)	n/a (d)	n/a (d)	2.16%
PORTFOLIO TURNOVER RATE	0	%(f)	40%		19%		21%	32%	17%

(a) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%

(d) Not applicable, no reimbursements were made by the Advisor.

(e) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	113	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Progressive Real Estate Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2008(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.08
Net realized and unrealized loss on investments	(1.81)

Total from Investment Operations	(1.73)

LESS DISTRIBUTIONS:
From investment income	(0.08)

Total Distributions	(0.08)

NET DECREASE IN NET ASSET VALUE	(1.81)

NET ASSET VALUE, END OF PERIOD	$13.58

TOTAL RETURN	(11.29	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,178
RATIOS TO AVERAGE NET ASSETS:
Net investment income	3.49	%(c)
Operating expenses	1.15	%(c)
PORTFOLIO TURNOVER RATE	0	%(d)

(a) The Fund began offering Institutional Class shares on May 1, 2008.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2008.

June 30, 2008	114	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This semi-annual report describes thirteen portfolios offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Asia Ex-Japan Equities Fund (“Asia Ex-Japan Equities Fund”), the Forward Eastern Europe Equities Fund (“Eastern Europe Equities Fund”), the Forward Emerging Markets Fund (prior to May 1, 2008, known as the Forward Global Emerging Markets Fund) (“Emerging Markets Fund”), the Forward International Equity Fund (“International Equity Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Large Cap Equity Fund (“Large Cap Fund”), the Forward Banking and Finance Fund (prior to May 1, 2008, known as the Forward Emerald Banking and Finance Fund) (“Banking and Finance Fund”), the Forward Growth Fund (prior to May 1, 2008, known as the Forward Emerald Growth Fund) (“Growth Fund”), the Forward Legato Fund (“Legato Fund”), the Forward Opportunities Fund (prior to May 1, 2008, known as the Forward Emerald Opportunities Fund) (“Opportunities Fund), the Forward Long/Short Credit Analysis Fund (“Long/Short Credit Analysis Fund”), the Forward International Fixed Income Fund (“International Fixed Income Fund”) and the Forward Progressive Real Estate Fund (“Real Estate Fund”) (each a “Fund” and collectively the “Funds”). The Asia Ex-Japan Equities Fund seeks to achieve long-term growth of capital and invests primarily in a non-diversified portfolio of equity securities of companies located in Asia, but not including companies located in Japan. The Eastern Europe Equities Fund seeks to achieve long-term growth of capital and invests primarily in a non-diversified portfolio of equity securities of companies located in the emerging markets of Europe. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The International Equity Fund seeks to achieve high total return and invests primarily in the equity securities of companies organized or located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Large Cap Fund seeks to achieve high total return and invests primarily in equity securities of companies that have large capitalizations. The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in stocks and securities convertible into stocks. The Legato Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Opportunities Fund seeks to achieve capital appreciation and, under normal conditions, will invest at least 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. The Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The International Fixed Income Fund seeks to offer exposure primarily to non-U.S. dollar denominated fixed income securities of

115	June 30, 2008

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non-U.S. issuers and derivatives and invests in a non-diversified portfolio of fixed income securities of companies and governments located outside the United States. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in a non-diversified portfolio of securities of progressive real estate companies, including real estate investment trusts (“REITs”). The Forward Mini-Cap Fund, Forward Small Cap Equity Fund and Sierra Club Stock Fund have presented their financial statements and financial highlights in separate semi-annual reports.

The Funds offer Investor Class, Institutional Class, Class A and Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares of all Funds except the International Fixed Income Fund are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the International Fixed Income Fund are subject to an initial sales charge of up to 3.75% imposed at the time of purchase. Class A Shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Class C shares of all Funds except the Long/Short Credit Analysis Fund are subject to a 1.00% CDSC for redemptions made within two years of purchase, in accordance with the Fund’s prospectus. Class C shares of the Long/Short Credit Analysis Fund are subject to a 1.00% CDSC for redemptions made within eighteen months of purchase, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate in investments in a particular sector.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized

June 30, 2008	116

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cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of

117	June 30, 2008

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Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At June 30, 2008, the Emerging Markets Fund and the Opportunities Fund held purchased options with a market value of $217 and $64,663, respectively, and held no written options. The other Funds held no purchased or written options.

Short Sales: The Funds, excluding the Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities

June 30, 2008	118

Notes to Financial Statements (Unaudited)

necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At June 30, 2008, the Opportunities Fund and the Long/Short Credit Analysis Fund held securities sold short with a market value of $417,090 and $13,102,501, respectively. The other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At June 30, 2008, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments.

119	June 30, 2008

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Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Fair Value Measurements: The Funds adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

VALUATION INPUTS	INVESTMENTS IN SECURITITES	OTHER FINANCIAL INSTRUMENTS(a)
Asia Ex—Japan Equities Fund
Level 1—Quoted Prices	$7,415,160	—
Level 2—Other Significant Observable Inputs	125,572	—
Level 3—Significant Unobservable Inputs	—	—

Total	$7,540,732	—

Eastern Europe Equities Fund
Level 1—Quoted Prices	$5,938,027	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$5,938,027	—

June 30, 2008	120

Notes to Financial Statements (Unaudited)

	INVESTMENTS IN SECURITITES	OTHER FINANCIAL INSTRUMENTS(a)

Emerging Markets Fund
Level 1—Quoted Prices	$131,785,219	—
Level 2—Other Significant Observable Inputs	9,173,618	—
Level 3—Significant Unobservable Inputs	—	—

Total	$140,958,837	—

International Equity Fund
Level 1—Quoted Prices	$8,017,227	—
Level 2—Other Significant Observable Inputs	63,098,368	—
Level 3—Significant Unobservable Inputs	—	—

Total	$71,115,595	—

International Small Companies Fund
Level 1—Quoted Prices	$822,257,005	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$822,257,005	—

Large Cap Equity Fund
Level 1—Quoted Prices	$17,866,863	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$17,866,863	—

Banking and Finance Fund
Level 1—Quoted Prices	$84,058,757	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$84,058,757	—

Growth Fund
Level 1—Quoted Prices	$154,340,955	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$154,340,955	—

Legato Fund
Level 1—Quoted Prices	$6,730,058	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$6,730,058	—

Opportunities Fund
Level 1—Quoted Prices	$6,607,859	$(417,090)
Level 2—Other Significant Observable Inputs	300	—
Level 3—Significant Unobservable Inputs	—	—

Total	$6,608,159	$(417,090)

121	June 30, 2008

Notes to Financial Statements (Unaudited)

	INVESTMENTS IN SECURITITES	OTHER FINANCIAL INSTRUMENTS(a)

Long/Short Credit Analysis Fund
Level 1—Quoted Prices	$469,533	$(819,200)
Level 2—Other Significant Observable Inputs	24,969,142	(12,283,301)
Level 3—Significant Unobservable Inputs	2,000,000	—

Total	$27,438,675	$(13,102,501)

International Fixed Income Fund
Level 1—Quoted Prices	$1,501,203	—
Level 2—Other Significant Observable Inputs	24,090,467	$(13,547)
Level 3—Significant Unobservable Inputs	—	—

Total	$25,591,670	$(13,547)

Real Estate Fund
Level 1—Quoted Prices	$40,628,131	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$40,628,131	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)	OFI–MARKET VALUE
Long/Short Credit Analysis Fund
Balance at 12/31/07	$0	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	—
Net purchases (sales)	—	—	—
Transfers in and/out of Level 3	2,000,000	—	—

Balance as of 06/30/08	$2,000,000	—	—

(a) There was no realized gain/(loss) earned during the six months ended June 30, 2008 for other financial instruments for the Long/Short Credit Analysis Fund.

For the six months ended June 30, 2008, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Asia Ex-Japan Equities Fund, Eastern Europe Equities Fund, Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Large Cap Equity Fund, Banking and Finance Fund, Growth Fund, Legato Fund and Opportunities Fund, quarterly for the Long/Short Credit Analysis Fund and International Fixed Income Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed annually.

June 30, 2008	122

Notes to Financial Statements (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment

123	June 30, 2008

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objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management” or the “Advisor”), the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Emerging Markets Fund, International Equity Fund, International Small Companies Fund and Banking and Finance Fund during the six months ended June 30, 2008 are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the other Funds.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2008, based on each Fund’s average daily net assets: Asia Ex-Japan Equities Fund, 1.25% on assets up to and including $250 million, 1.20% on assets over $250 million up to and including $500 million, and 1.10% on assets over $500 million; Eastern Europe Equities Fund, 1.25% on assets up to and including $250 million, 1.20% on assets over $250 million up to and including $500 million, and 1.15% on assets over $500 million; Emerging Markets Fund, 1.25% on assets up to and including $500 million, 1.20% on assets over $500 million up to and including $1 billion, and 1.15% on assets over $1 billion; International Equity Fund, 0.85% on assets up to and including $250 million, 0.75%

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Notes to Financial Statements (Unaudited)

on assets over $250 million up to and including $1 billion, 0.65% on assets over $1 billion; International Small Companies Fund, 1.00% on assets up to and including $1 billion and 0.95% on assets over $1 billion; Large Cap Fund, 0.80% on assets up to and including $500 million, 0.725% on assets over $500 million up to and including $1 billion and 0.675% on assets over $1 billion; Banking and Finance Fund and Opportunities Fund, 1.00% on assets up to and including $100 million and 0.90% on assets over $100 million; Growth Fund, 0.75% on assets up to and including $250 million, 0.65% on assets over $250 million up to and including $500 million, 0.55% on assets over $500 million up to and including $750 million and 0.45% on assets over $750 million; Legato Fund, 1.00% on assets up to and including $500 million and 0.85% on assets over $500 million; Long/Short Credit Analysis Fund, 1.50%; International Fixed Income Fund, 0.70% on assets up to and including $500 million, 0.64% on assets over $500 million up to and including $1 billion, 0.58% on assets over $1 billion up to and including $5 billion, and 0.52% on assets over $5 billion and Real Estate Fund, 0.85% on assets up to and including $100 million, 0.80% on assets over $100 million up to and including $500 million and 0.70% on assets over $500 million. Prior to February 1, 2008, the Long/Short Credit Analysis Fund paid Forward Management at the following annual rates on average daily net assets, 1.125% on assets up to and including $500 million, 1.05% on assets over $500 million up to and including $1 billion, and 0.975% on assets over $1 billion.

The Trust and Forward Management have entered into investment sub-advisory agreements with Pictet Asset Management Ltd (“PAM Ltd”) for Asia Ex-Japan Equities Fund, Eastern Europe Equities Fund, Emerging Markets Fund, International Equity Fund and International Small Companies Fund; Piedmont Investment Advisors, LLP (“Piedmont”) for Large Cap Fund; Emerald Mutual Fund Advisers Trust (“Emerald”) for Banking and Finance Fund, Growth Fund, and Opportunities Fund; Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for Legato Fund; Cedar Ridge Partners, LLC (“Cedar Ridge”) for Long/Short Credit Analysis Fund; Pictet Asset Management SA (“PAM SA”) for International Fixed Income Fund; and Forward Uniplan Advisors, Inc. (“Uniplan”) for Real Estate Fund (each a “Sub-Advisor” and collectively the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets (for the Legato Fund, based on the portion of the Fund that is managed by each sub-advisor of the Fund): Asia Ex-Japan Equities Fund, 0.80% on assets up to and including $250 million, 0.75% on assets over $250 million up to and including $500 million, and 0.65% on assets over $500 million; Eastern Europe Equities Fund, 0.80% on assets up to and including $250 million, 0.75% on assets over $250 million up to and including $500 million, and 0.70% on assets over $500 million; Emerging Markets Fund, 0.80%; International Equity Fund, 0.45% on assets up to and including $250 million, 0.40% on assets over $250 million up to and including $1 billion and 0.35% on assets over $1 billion; International Small Companies Fund, 0.65% on assets up to and including $1 billion and 0.55% on assets over $1 billion; Large Cap Fund, 0.40% on assets up to and including $500 million, 0.375% on assets over $500 million up to and including $1 billion and 0.35% on assets over $1 billion; Banking and Finance Fund and Opportunities Fund, 0.65% on assets up to and including $100 million and 0.55% on assets over $100 million; Growth Fund, 0.40% on assets up to and

125	June 30, 2008

Notes to Financial Statements (Unaudited)

including $250 million, 0.30% on assets over $250 million up to and including $500 million, 0.20% on assets over $500 million up to and including $750 million and 0.10% on assets over $750 million; Legato Fund, 0.60%; Long/Short Credit Analysis Fund, 1.00%; International Fixed Income Fund, 0.35% on assets up to and including $500 million, 0.32% on assets over $500 million up to and including $1 billion, 0.29% on assets over $1 billion up to and including $5 billion, and 0.26% on assets over $5 billion; and Real Estate Fund, 0.60% on assets up to and including $100 million, 0.55% on assets up to and including $500 million and 0.45% on assets over $500 million. Prior to February 1, 2008, for the Long/Short Credit Analysis Fund, Forward Management paid the Sub-Advisor at the following annual rates on average daily net assets, 0.75% on assets up to and including $500 million, 0.70% on assets over $500 million up to and including $1 billion, and 0.65% on assets over $1 billion.

Expense Limitations: The Investment Advisor has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers and expense reimbursements made by the Advisor, provided that any such reimbursements made by a Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Effective February 1, 2008, all Funds have entered into an agreement to reimburse the Investment Advisor for any fee waivers and expense reimbursements made by the Advisor pursuant to the terms described above.

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	END DATE
Asia Ex-Japan Equities	1.35%	1.70%	1.85%	2.30%	April 30, 2009
Eastern Europe Equities	1.50%	1.85%	2.00%	2.45%	April 30, 2009
Emerging Markets(a)	1.39%	1.74%	1.89%	2.34%	April 30, 2009
International Equity(b)	0.99%	1.34%	1.49%	1.94%	April 30, 2009
International Small Companies	1.25%	1.60%	1.60%	N/A	January 31, 2008
Large Cap(c)	0.99%	1.34%	1.49%	1.94%	April 30, 2009
Legato(d)	1.29%	1.69%	1.84%	2.29%	April 30, 2009
Opportunities	1.59%	N/A	1.99%	2.49%	January 31, 2008
Long/Short Credit Analysis(e)	1.49%	1.84%	1.99%	2.44%	April 30, 2009
International Fixed Income	0.99%	1.24%	1.34%	1.89%	April 30, 2009

(a) From January 2, 2008 to April 30, 2008, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.69%.

(b) From January 2, 2008 to April 30, 2008, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.24%.

(c) From January 2, 2008 to April 30, 2008, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class and Class A shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.24% and 1.34%, respectively.

(d) From January 2, 2008 to April 30, 2008, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class and Class A shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.34% and 1.69%, respectively.

(e) From January 2, 2008 to January 31, 2008, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.59% and 2.24%, respectively.

June 30, 2008	126

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2008, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Asia Ex-Japan Equities
Investor Class	$41,416	$0	$41,416
Institutional Class	61,265	0	61,265
Eastern Europe Equities
Investor Class	19,671	0	19,671
Institutional Class	19,343	0	19,343
Emerging Markets
Investor Class	47,435	0	47,435
Institutional Class	111,310	0	111,310
Class A	0	0	0
International Equity
Investor Class	103,350	0	103,350
Institutional Class	55,644	0	55,644
International Small Companies
Investor Class	48,814	0	48,814
Institutional Class	106,155	0	106,155
Class A	549	0	549
Large Cap
Institutional Class	7,212	0	7,212
Class A	13,041	0	13,041
Legato
Institutional Class	2,239	0	2,239
Class A	5,785	0	5,785
Opportunities
Class A	3,818	0	3,818
Class C	1,133	0	1,133
Long/Short Credit Analysis
Investor Class	4,215	0	4,215
Institutional Class	1,594	0	1,594
Class A	17,876	0	17,876
International Fixed Income
Investor Class	9,333	0	9,333
Institutional Class	42,668	0	42,668
Class A	7,391	0	7,391
Class C	377	0	377

At June 30, 2008, the balance of recoupable expenses for each Fund were as follows:

FUND	2005	2006	2007	2008	TOTAL
Asia Ex-Japan Equities
Investor Class	N/A	N/A	N/A	$41,416	$41,416
Institutional Class	N/A	N/A	N/A	61,265	61,265
Eastern Europe Equities
Investor Class	N/A	N/A	N/A	19,671	19,671
Institutional Class	N/A	N/A	N/A	19,343	19,343
Emerging Markets
Investor Class	$54,480	$54,422	$72,745	$47,435	$229,082
Institutional Class	242,429	135,967	198,071	111,310	687,777
Class A	N/A	N/A	N/A	0	0
International Equity
Investor Class	134,862	111,342	116,191	103,350	465,745
Institutional Class	N/A	N/A	26,201	55,644	81,845

127	June 30, 2008

Notes to Financial Statements (Unaudited)

FUND	2005	2006	2007	2008	TOTAL
International Small Companies
Investor Class	52,082	133,151	76,542	48,814	310,589
Institutional Class	254,721	74,541	157,942	106,155	593,359
Class A	0	0	200	549	749
Large Cap
Institutional Class	N/A	N/A	29,915	7,212	37,127
Class A	N/A	8,369	58,060	13,041	79,470
Legato
Institutional Class	N/A	N/A	N/A	2,239	2,239
Class A	30,613	11,715	22,913	5,785	71,026
Opportunities(a)
Class A	N/A	N/A	34,168	3,818	37,986
Class C	N/A	N/A	10,484	1,133	11,617
Long/Short Credit Analysis
Investor Class	N/A	N/A	N/A	4,215	4,215
Institutional Class	N/A	N/A	N/A	1,594	1,594
Class A	N/A	N/A	67,674	17,876	85,550
International Fixed Income
Investor Class	N/A	N/A	3,497	9,272	12,769
Institutional Class	N/A	N/A	15,878	33,505	49,383
Class A	N/A	N/A	2,476	7,391	9,867
Class C	N/A	N/A	124	377	501

(a) Prior to July 1, 2007, the Investment Advisor was not eligible to recoup past fee waivers or expense reimbursements.

4. Distribution Plans and Shareholder Services Plans

The Funds have adopted Service and Distribution Plans Under Rule 12b-1 (each a “Plan” and collectively the “Plans”) which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% (0.50% for the Opportunities Fund) of the Fund’s average daily net assets attributable to Class A shares and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares. Prior to February 1, 2008, under the Plan for the Class A shares of the Long/Short Credit Analysis Fund, the Fund paid distribution fees on a monthly basis at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares.

In addition, the Funds have a shareholder services plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% on Investor Class shares’ average daily net assets attributable to Investor Class shares, up to 0.05% on average daily net assets attributable to Institutional Class shares, up to 0. 20% on average daily net assets attributable to Class A shares and up to 0.25% on average daily net assets attributable to Class C shares. Prior to May 1, 2008, the Investor Class shares of the Emerging Markets Fund, International Equity Fund, International Small Companies Fund, Large Cap Fund, International Fixed Income Fund, and Real Estate Fund; the Class A shares of the International Small Companies Fund, Large Cap Fund, Legato Fund, Long/Short Credit Analysis Fund and International Fixed Income Fund; and the Institutional Class shares of the International Equity Fund, Large Cap Equity Fund, Legato Fund, Opportunities Fund and International Fixed Income Fund had a shareholder services plan that may have been used to pay shareholder servicing fees at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class shares or Class A shares. Prior to May 1, 2008, Institutional Class shares of the Emerging Markets Fund, International Small

June 30, 2008	128

Notes to Financial Statements (Unaudited)

Companies Fund and International Fixed Income Fund did not pay shareholder service fees and the Asia Ex-Japan Equities Fund and Eastern Europe Equities Fund had a shareholder services plan that may have been used to pay shareholder servicing fees at an annual rate of up to 0.10% of the average daily net assets attributable to Institutional Class shares.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Funds’ custodian.

5. Trustees

The overall responsibility for oversight of the Funds rests with the Board of Trustees of the Trust. As of June 30, 2008, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $14,000 per year, $6,500 each per regular meeting for attendance in person, $4,000 each per regular meeting for attendance by telephone and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The Vice-Chairman of the Audit Committee (if such a Vice-Chairman is appointed) receives a special retainer fee in the amount of $3,000 per year. The interested Trustee receives no compensation from the Funds.

Effective September 1, 2008, Trustee compensation will be as follows: The Funds will pay each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone and $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee will each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee will receive no compensation from the Funds.

6. Indemnifications

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

129	June 30, 2008

Notes to Financial Statements (Unaudited)

The following entities owned of record or beneficially, as of June 30, 2008, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Asia Ex-Japan Equities Investor Class	Sutton Place Associates, LLC	98.01%

Asia Ex-Japan Equities Institutional Class	Pictet & Cie	99.77%

Eastern Europe Equities Investor Class	Sutton Place Associates, LLC	98.49%

Eastern Europe Equities Institutional Class	Pictet & Cie	99.66%

Emerging Markets Investor Class	National Financial Services, Corp.	47.00%
	Charles Schwab & Co., Inc.	21.35%

Emerging Markets Institutional Class	National Financial Services, Corp.	46.76%
	Ellard & Co.	13.33%
	Brown Brothers Harriman & Co.	9.34%

Emerging Markets Class A	Sutton Place Associates, LLC	100.00%

International Equity Investor Class	Sutton Place Associates, LLC	37.91%
	Charles Schwab & Co., Inc.	14.82%
	National Financial Services, Corp.	7.68%

International Equity Institutional Class	ICMA-RC Services, LLC	36.83%
	Sutton Place Associates, LLC	31.14%
	National Financial Services, Corp.	16.95%
	Wells Fargo Bank NA	6.90%

International Small Companies Investor Class	Charles Schwab & Co., Inc.	38.95%
	National Financial Services, Corp.	20.09%
	TD Ameritrade	5.52%

International Small Companies Institutional Class	Charles Schwab & Co., Inc.	35.99%
	National Financial Services, Corp.	16.11%
	State Street	8.21%
	SEI Private Trust Co.	6.66%

International Small Companies Class A	Sutton Place Associates, LLC	38.50%
	Wells Fargo Bank NA	5.15%

Large Cap Institutional Class	National Financial Services, Corp.	96.57%

June 30, 2008	130

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Large Cap
Class A	Sutton Place Associates, LLC	91.52%

Banking and Finance
Class C	Merrill Lynch Pierce Fenner & Smith	16.18%

Growth
Class A	Merrill Lynch Pierce Fenner & Smith	36.60%
	Salomon Smith Barney, Inc.	15.65%

Growth
Class C	Merrill Lynch Pierce Fenner & Smith	6.46%

Legato
Institutional Class	Sutton Place Associates, LLC	100.00%

Legato
Class A	Sutton Place Associates, LLC	96.70%

Opportunities
Class A	Sutton Place Associates, LLC	37.76%
	National Financial Services, Corp.	5.31%

Opportunities
Class C	RBC Capital Markets, Corp.	15.81%
	First Clearing, LLC	6.30%
	National Financial Services, Corp.	5.79%

Long/Short Credit Analysis
Investor Class	Sutton Place Associates, LLC	100.00%

Long/Short Credit Analysis
Institutional Class	Sutton Place Associates, LLC	100.00%

Long/Short Credit Analysis
Class A	Sutton Place Associates, LLC	72.09%
	Charles Schwab & Co., Inc.	26.75%

International Fixed Income
Investor Class	Sutton Place Associates, LLC	91.18%
	National Financial Services, Corp.	5.06%
International Fixed Income
Institutional Class	Pictet & Cie	99.91%

International Fixed Income
Class A	Sutton Place Associates, LLC	99.16%

International Fixed Income
Class C	Sutton Place Associates, LLC	100.00%

Real Estate
Investor Class	Charles Schwab & Co., Inc.	45.87%
	Sutton Place Associates, LLC	29.66%
	National Financial Services, Corp.	12.49%

Real Estate
Institutional Class	Sutton Place Associates, LLC	99.99%

131	June 30, 2008

Notes to Financial Statements (Unaudited)

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2008, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Asia Ex-Japan Equities	$14,198,684	$5,434,359
Eastern Europe Equities	8,349,047	1,973,576
Emerging Markets	152,541,239	87,689,738
International Equity	25,073,628	25,218,627
International Small Companies	363,994,439	385,010,969
Large Cap	7,958,935	7,265,219
Banking and Finance	27,469,393	31,807,401
Growth	89,505,904	98,177,657
Legato	852,163	1,037,410
Opportunities	15,196,265	16,482,867
Long/Short Credit Analysis	44,751,982	34,164,953
International Fixed Income	6,585,476	5,689,074
Real Estate	0	3,100,194

9. Tax Basis Information

Tax Basis of Investments: At June 30, 2008, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Asia Ex-Japan Equities	$8,378,734	$1,300	$(839,302)	$(838,002)
Eastern Europe Equities	6,410,027	400,229	(872,229)	(472,000)
Emerging Markets	133,989,340	17,031,122	(10,061,625)	6,969,497
International Equity	76,382,968	7,390,848	(12,658,221)	(5,267,373)
International Small Companies	833,931,396	82,179,079	(93,853,470)	(11,674,391)
Large Cap	17,063,270	1,659,774	(856,181)	803,593
Banking and Finance	88,870,191	9,505,934	(14,317,368)	(4,811,434)
Growth	138,125,295	26,457,185	(10,241,525)	16,215,660
Legato	6,221,879	1,398,170	(889,991)	508,179
Opportunities	6,612,179	448,472	(452,492)	(4,020)
Long/Short Credit Analysis	28,958,053	40,048	(1,559,426)	(1,519,378)
International Fixed Income	24,979,409	1,320,051	(707,790)	612,261
Real Estate	34,929,972	9,572,806	(3,874,647)	5,698,159

June 30, 2008	132

Notes to Financial Statements (Unaudited)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Funds elected to defer capital losses and currency losses occurring between November 1, 2007 and December 31, 2007 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Emerging Markets	—	$(50,186)
International Equity	—	(27,430)
International Small Companies	$(286,166)	(209,679)
Large Cap	(358,811)	—
Opportunities	(158,015)	—
Long/Short Credit Analysis	(342,186)	—

Capital Loss Carryforwards: At December 31, 2007 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010		2015
Emerging Markets	$(1,537,913	)(a)	$(2,015,691	)(a)	—
Large Cap	—		—		$(46,757)
Opportunities	(4,214,859)		(1,848,987)		—
Long/Short Credit Analysis	—		—		(1,291,731)

(a) Subject to limitations under §382.

During the year ended December 31, 2007, the Emerging Markets Fund utilized capital loss carryforwards of $1,030,873 and the Opportunities Fund utilized capital loss carryforwards of $911,614.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Custody Offset Agreement

Forward Management (on behalf of the Funds) and BBH have executed a Custody Fee Offset Agreement. This service arrangement with BBH and its brokerage area will allow the Funds and their sub-advisors to recognize efficiencies, competitive commission rates and ultimately offset custody expenses under the terms of this Agreement. For the six months ended June 30, 2008, there were no such credits received by any of the Funds.

12. New Accounting Standards

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Forward Funds is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

133	June 30, 2008

Notes to Financial Statements (Unaudited)

13. Subsequent Event

On June 4, 2008, the Board of Trustees approved the liquidation of the Opportunities Fund, which will occur on September 2, 2008 (the “Liquidation Date”). On the Liquidation Date, the Opportunities Fund will distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

June 30, 2008	134

Approval of the Investment Sub-Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of the Funds and, as required by law, initially approves, and determines annually whether to renew, the investment advisory agreement and sub-advisory agreements for management of the Funds.

At an in-person meeting of the Board held on January 8, 2008, the Board, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among Forward Management, Piedmont Investment Advisors, LLC (the “Sub-Advisor”) and the Trust on behalf of the Forward Large Cap Equity Fund (the “Fund”).

In connection with the meeting, the Board, through counsel to the Trust and Independent Trustees and through the administrator of the Fund, requested information to enable the Trustees to evaluate the terms of the Sub-Advisory Agreement. In response, Forward Management and the Sub-Advisor provided materials to the Board for its evaluation. In considering whether to approve the renewal of the Sub-Advisory Agreement, the Board also reviewed supplementary information with respect to the Sub-Advisor, including financial and profitability information and information about the personnel providing investment management and administrative services to the Fund, and reviewed comparative industry data with regard to investment performance, advisory fees and expenses of the Fund In addition, during the course of each year, the Trustees receive a wide variety of materials relating to the services provided by the Sub-Advisor. At each of its quarterly meetings, the Board reviews fund investment performance and other information relating to the nature, extent and quality of services provided by the Sub-Advisor to the Fund.

Discussed below are the factors the Board considered in approving the Sub-Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information in connection with the approval process.

Forward Management employs the Sub-Advisor pursuant to the Sub-Advisory Agreement for the day-to-day management of the Fund. In evaluating the Sub-Advisory Agreement, the Board, including the Independent Trustees, principally considered the following factors, among others: (i) the nature, extent and quality of the services to be provided by the Sub-Advisor; (ii) the investment performance of the Fund and the Sub-Advisor; (iii) the reasonableness of investment advisory compensation to be paid and a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (iv) the profits to be realized by the Sub-Advisor from their relationship with the Fund; (v) the extent to which the fees to be paid by Forward Management to the Sub-Advisor reflect economies of scale; and (vi) any benefits derived or to be derived by the Sub-Advisor from its relationship with the Fund, such as soft dollar arrangements. The Board also considered the ability of the Sub-Advisor to provide an appropriate level of support and resources to the Fund and whether the Sub-Advisor has sufficiently qualified personnel. The Board also considered the overall financial soundness of the Sub-Advisor as it relates to its ability to provide services to the Fund.

135	June 30, 2008

Approval of the Investment Sub-Advisory Agreement (Unaudited)

Additional discussion of certain of these factors follows:

Nature, extent and quality of the services

The Board considered the benefits to shareholders of continuing to retain the Sub-Advisor, particularly in light of the nature, extent, and quality of the services to be provided by the Sub-Advisor. The Board considered that the Sub-Advisor had represented that it had no significant compliance or administrative problems over the past year and that no material deficiencies were found by any independent audit. The Board considered the quality of the management services provided to the Fund since the Sub-Advisor was retained and the organizational depth and resources of the Sub-Advisor, including the background and experience of the Sub-Advisor’s senior management and the expertise of and amount of attention expected to be given to the Fund by the portfolio management team. In this connection, the Board has received regular presentations from portfolio management personnel from the Sub-Advisor and has discussed investment results with such personnel. The Board also considered the Sub-Advisor’s compliance operations with respect to the Fund, including the assessment of the Sub-Advisor’s compliance program by the Trust’s Chief Compliance Officer as required pursuant to Rule 38a-1 under the 1940 Act. In conducting its review, the Board was aided by assessments of personnel at Forward Management and the various presentation materials (including presentations made by representatives of the Sub-Advisor to the Board) during the course of the previous year.

The Board concluded that it was satisfied with the nature, extent and quality of the management services provided by the Sub-Advisor under the Sub-Advisory Agreement.

Investment Performance

The Board considered information about the Fund’s historical performance, noting performance relative to the Fund’s peer group as well as its benchmark index over time. In assessing performance of the Sub-Advisor, the Board also considered that the Sub-Advisor had served as a Sub-Advisor to the Fund since July 11, 2007. The Trustees noted that the Fund had consistently outperformed its benchmark, although the time period is limited.

Performance information for each class of shares of the Fund, including performance relative to the Fund’s benchmark index, is contained in this Report under the heading “Fund Performance.”

The Board determined to continue to monitor the performance of the Fund and concluded after consideration of the performance and strategy for the Fund that the Sub-Advisor should continue to serve under the Sub-Advisory Agreement subject to supervision of the Board and Forward Management.

Profitability and Reasonableness of Advisory Compensation

With respect to the fees paid to the Sub-Advisor, the Board considered information regarding the advisory fees charged by the Sub-Advisor to its other clients, and sub-advisory fees charged by other investment advisors to registered investment companies with similar investment objectives and strategies. The Board noted that the sub-advisory fees are paid by Forward Management out of Forward Management’s advisory fee and negotiated between Forward Management and the Sub-Advisor.

The Board considered the operating results and financial condition of the Sub-Advisor based on the financial information the Sub-Advisor had provided. The Trustees noted that it was difficult

June 30, 2008	136

to accurately determine or evaluate the expected profitability of the Sub-Advisory Agreement because the Sub-Advisor managed substantial assets other than the Fund, and, further, that any such assessment would involve assumptions regarding the Sub-Advisor’s allocation policies, capital structure, cost of capital, business mix and other factors. Based on the information provided and the nature of the negotiation underlying the Sub-Advisory Agreement, including the fact that the fees of the Sub-Advisor are paid by Forward Management, the Board concluded that it was reasonable to infer that the Sub-Advisor’s profitability with respect to the Fund was not excessive, and that the sub-advisory fees to be charged are reasonable in light of the services provided to the Fund.

Economies of Scale

The Board considered the potential of Forward Management and the Fund to experience economies of scale as the Fund grows in size, but recognized that the Fund is recently organized and currently has a relatively small asset level, and that Forward Management is subsidizing the Fund at its current asset level. The Board concluded that considering the size and operating history of the Fund and the fee and financial information considered by the Board, the current fee structure reflected in the Sub-Advisory Agreement is appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, and the appropriateness of management fees payable to Forward Management and the sub-advisory fee payable by Forward Management to the Sub-Advisor, in the future.

Any additional benefits and other considerations

The Board considered any benefits to be derived by the Sub-Advisor from its relationship with the Fund. The Board concluded that any potential benefits to be derived by the Sub-Advisor from its relationship with the Fund included benefits which were consistent with those generally derived by advisors or sub-advisors to mutual funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, found that: (i) the compensation payable under the Sub-Advisory Agreement is fair and bears a reasonable relationship to the services to be rendered; and (ii) the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the renewal of the Sub-Advisory Agreement.

137	June 30, 2008

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARD FUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

Forward Eastern Europe Equities Fund

Forward Asia Ex-Japan Equities Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Small Cap Equity Fund

Forward Mini-Cap Fund

Forward Legato Fund

Alternative Strategies

Forward Opportunities Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Progressive

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

FORWARDFUNDS

Semiannual Report

Forward Small Cap Equity Fund

June 30, 2008

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2008

1

Shareholder Update	June 30, 2008

A MESSAGE FROM:	J. Alan Reid Jr., Chief Executive Officer

Dear Shareholder:

The word crisis is perhaps the most overused term in the media today. You cannot open a newspaper or turn on the television without being exposed to the word. Whether it has to do with energy, or liquidity, or inflation, or food, it seems that everything is a crisis these days.

Crisis is defined as “an unstable or crucial time or state of affairs in which a decisive change is impending.” At the beginning of the American Revolution in 1776, Thomas Paine wrote the essay, The Crisis, which began with the immortal words, “These are the times that try men’s souls.” In the late 1970’s—in the face of inflationary pressures brought on by rising energy prices, coupled with an economic malaise—President Jimmy Carter spoke of a “crisis of confidence.”

And now, over the past twelve months, investors have faced a similar crisis of confidence as perceived investment wisdom has been turned on its head. Old safe-haven investments such as CD’s, the dollar, bonds and real estate have been drawn into question as the financial markets have suffered under the weight of too much money being loaned to too many people who lack the ability to repay those loans.

It is at critical junctures such as this that the need for professional advice may be crucial. Of course, discussion of an appropriate allocation of assets needs to include an assessment of one’s risk tolerance and time horizon. We believe such an evaluation is best undertaken with a financial advisor or investment professional. Investors need a plan for the future and need new tools to evaluate the progress toward that plan. At Forward, we recognize the need for new solutions that help investors diversify investment risk and generate the returns necessary to meet their goals.

During trying times such as these, it is difficult to envision the decisive changes that are impending. We believe the case for investment in domestic equities remains strong. Over the past decade, an investment in the S&P 500 has barely broken even. Since the 1920’s, investments in large cap U.S. stocks have delivered investors an average return of over ten percent. An inspection of rolling ten-year returns over the past 76 years reveals the fact that trailing ten-year returns have been this low only a handful of times. In the ten-year periods following these episodes, the markets reverted back to the long-run average return pattern.1

There are many reasons to believe that the current environment will resolve itself in a similar manner. Valuations of stocks are attractive, companies continue to buy back shares at a robust pace, the supply of equity securities has shrunk, levels of cash in money market funds available to buy stocks is at record levels and, finally, the amount of shares sold short is at record levels. The combination of these factors has bullish implications for U.S. equities.

Forward also has made a decisive change. Rather than retrench in an adverse environment, we are expanding. We recently announced the acquisition of Accessor Capital Management, investment advisor to the Accessor Funds. We are excited about the addition of this family of style pure, best-of-breed funds which also are combined into asset allocation funds, with allocations designed to suit a wide range of risk tolerances. We are convinced that investors in the Forward Funds also will benefit from the addition of these products to our product line-up.

June 30, 2008	2

We remain deeply committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds year to date, and thank you for the continued confidence that you place in our Funds.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

You should consider the investment objectives, risks, charges and expenses of the Accessor Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 882-9612 or by downloading one from www.accessor.com. It should be read carefully before investing.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

1 Source: Standard & Poor’s and Global Financial Data, 2008

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.

Forward Funds are distributed by ALPS Distributors, Inc.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Accessor Funds are distributed by SEI Investments Distribution Co. (SIDCO). SIDCO is not affiliated with Forward Funds nor ALPS Distributors, Inc., and ALPS Distributors, Inc is not affiliated with the Accessor Funds.

3	June 30, 2008

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2008

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Forward Small Cap Equity Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-10.24%	12.24%	9.72%	10/01/98

Institutional Class	-9.93%	12.66%	9.84%	06/06/02

Class A (load adjusted)(b)	-15.33%	N/A	6.66%	05/02/05

Class A (without load)(c)	-10.17%	N/A	8.69%	05/02/05

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

June 30, 2008	4

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2008

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/08	EXPENSE RATIO(b)	EXPENSES PAID DURING PERIOD(c) 01/01/08–06/30/08

FORWARD SMALL CAP EQUITY FUND(a)
Investor Class
Actual	$1,000.00	$936.60	1.68%	$8.09

Hypothetical	$1,000.00	$1,016.58	1.68%	$8.42
Institutional Class
Actual	$1,000.00	$938.80	1.33%	$6.41

Hypothetical	$1,000.00	$1,018.32	1.33%	$6.67
Class A
Actual	$1,000.00	$937.20	1.61%	$7.77

Hypothetical	$1,000.00	$1,016.91	1.61%	$8.09

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

5	June 30, 2008

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirements.

FORWARD SMALL CAP EQUITY FUND(a)
Energy	23.55%

Technology	13.64%

Financial Services	13.31%

Consumer Discretionary	12.12%

Producer Durables	11.87%

Materials & Processing	8.80%

Health Care	5.11%

Auto & Transportation	3.97%

Consumer Staples	2.18%

Integrated Oils	0.97%

Utilities	0.70%

Short-Term Bank Debt Instruments & Net Cash	3.78%
100.00%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

June 30, 2008	6

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q was filed for the quarter ended March 31, 2008. The Fund Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

7	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 96.22%
Auto & Transportation: 3.97%

145,900	Forward Air Corp.	$5,048,140

156,400	Knight Transportation, Inc.	2,862,120

103,800	Landstar System, Inc.	5,731,836

93,800	Old Dominion Freight Line, Inc.(b)	2,815,876

80,800	Tidewater, Inc.	5,254,424

		21,712,396

Consumer Discretionary: 12.12%

234,300	ABM Industries, Inc.	5,213,175

194,700	Administaff, Inc.	5,430,183

101,900	AnnTaylor Stores Corp.(b)	2,441,524

70,300	BJ’s Wholesale Club, Inc.(b)	2,720,610

91,900	DeVry, Inc.	4,927,678

478,000	Foot Locker, Inc.	5,951,100

121,300	The Gymboree Corp.(b)	4,860,491

256,400	Hibbett Sports, Inc.(b)	5,410,040

154,000	Korn/Ferry International(b)	2,422,420

100,400	Life Time Fitness, Inc.(b)	2,966,820

71,900	Panera Bread Co., Class A(b)	3,326,094

115,500	Phillips-Van Heusen Corp.	4,229,610

89,400	Red Robin Gourmet Burgers, Inc.(b)	2,479,956

158,400	Tetra Tech, Inc.(b)	3,583,008

208,000	Volcom, Inc.(b)	4,977,440

168,600	Waste Connections, Inc.(b)	5,383,398

		66,323,547

Consumer Staples: 2.18%

204,100	Flowers Foods, Inc.	5,784,194

147,200	The Hain Celestial Group, Inc.(b)	3,456,256

77,700	Ruddick Corp.	2,665,887

		11,906,337

Energy: 23.55%

39,600	Atwood Oceanics, Inc.(b)	4,923,864

126,300	Bill Barrett Corp.(b)	7,503,483

99,600	Carrizo Oil & Gas, Inc.(b)	6,781,764

192,900	Complete Productions Services, Inc.(b)	7,025,418

81,500	Comstock Resources, Inc.(b)	6,881,045

151,900	Concho Resources, Inc.(b)	5,665,870

44,300	Core Laboratories N.V.(b)	6,306,105

Shares		Value (Note 2)

165,500	EXCO Resources, Inc.(b)	$6,108,605

71,700	Foundation Coal Holdings, Inc.	6,351,186

289,800	Global Industries, Ltd.(b)	5,196,114

191,700	Hercules Offshore, Inc.(b)	7,288,434

353,800	Key Energy Services, Inc.(b)	6,870,796

67,000	Lufkin Industries, Inc.	5,579,760

204,800	Matrix Service Co.(b)	4,722,688

81,900	Penn Virginia Corp.	6,176,898

160,800	Petrohawk Energy Corp.(b)	7,446,648

243,500	PetroQuest Energy, Inc.(b)	6,550,150

167,800	Superior Well Services, Inc.(b)	5,320,938

72,000	Swift Energy Co.(b)	4,756,320

261,800	TETRA Technologies, Inc.(b)	6,207,278

118,100	Willbros Group, Inc.(b)	5,173,961

		128,837,325

Financial Services: 13.31%

52,800	Alexandria Real Estate Equities, Inc.	5,139,552

93,700	American Campus Communities, Inc.	2,608,608

175,700	Cohen & Steers, Inc.	4,562,929

86,700	Corporate Office Properties Trust	2,976,411

361,800	Cybersource Corp.(b)	6,052,914

80,200	Digital Realty Trust, Inc.	3,280,982

100,000	Entertainment Properties Trust	4,944,000

99,700	Factset Research Systems, Inc.	5,619,092

139,900	Hancock Holding Co.	5,496,671

118,600	optionsXpress Holdings, Inc.	2,649,524

99,400	Sovran Self Storage, Inc.	4,131,064

127,500	SVB Financial Group(b)	6,134,025

105,800	UMB Financial Corp.	5,424,366

231,600	Waddell & Reed Financial, Inc., Class A	8,108,316

108,200	WestAmerica Bancorp	5,690,238

		72,818,692

Health Care: 5.11%

180,000	American Medical Systems Holdings, Inc.(b)	2,691,000

240,600	AMERIGROUP Corp.(b)	5,004,480

97,600	Haemonetics Corp.(b)	5,412,896

173,751	Healthcare Services Group, Inc.	2,642,753

June 30, 2008	8	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund(a)

Shares		Value (Note 2)
Health Care (continued): 5.11%

146,310	Kendle International, Inc.(b)	$5,315,442

146,300	Kindred Healthcare, Inc.(b)	4,207,588

84,900	Perrigo Co.	2,697,273

		27,971,432

Integrated Oils: 0.97%

207,900	Delta Petroleum Corp.(b)	5,305,608

Materials & Processing: 8.80%

71,300	Ceradyne, Inc.(b)	2,445,590

125,800	CLARCOR, Inc.	4,415,580

82,500	Clean Harbors, Inc.(b)	5,862,450

342,400	Dycom Industries, Inc.(b)	4,971,648

110,100	EMCOR Group, Inc.(b)	3,141,153

115,100	EnerSys(b)	3,939,873

322,100	Exide Technologies(b)	5,398,396

189,500	Ferro Corp.	3,555,020

32,600	Haynes International, Inc.(b)	1,876,130

46,500	Kaydon Corp.	2,390,565

110,900	Olin Corp.	2,903,362

63,300	Schnitzer Steel Industries, Inc., Class A	7,254,180

		48,153,947

Producer Durables: 11.87%

153,500	Baldor Electric Co.	5,369,430

77,900	Bucyrus International, Inc., Class A	5,688,258

150,700	Curtiss-Wright Corp.	6,742,318

65,100	Donaldson Co., Inc.	2,906,064

94,400	Esterline Technologies Corp.(b)	4,650,144

64,300	Graco, Inc.	2,447,901

74,200	IDEX Corp.	2,733,528

35,400	Itron, Inc.(b)	3,481,590

482,300	MasTec, Inc.(b)	5,141,318

37,800	Nordson Corp.	2,755,242

225,300	Polycom, Inc.(b)	5,488,308

118,800	Regal-Beloit Corp.	5,019,300

112,500	Robbins & Myers, Inc.	5,610,375

66,700	Thomas & Betts Corp.(b)	2,524,595

123,900	Woodward Governor Co.	4,418,274

		64,976,645

Shares		Value (Note 2)
Technology: 13.64%

543,000	ADC Telecommunications, Inc.(b)	$8,020,110

159,700	ANSYS, Inc.(b)	7,525,064

86,200	CACI International, Inc., Class A(b)	3,945,374

191,700	Cypress Semiconductor Corp.(b)	4,744,575

183,000	Digital River, Inc.(b)	7,060,140

205,900	Foundry Networks, Inc.(b)	2,433,738

557,900	Harmonic, Inc.(b)	5,305,629

118,300	ManTech International Corp., Class A(b)	5,692,596

167,100	Micros Systems, Inc.(b)	5,094,879

203,400	Microsemi Corp.(b)	5,121,612

127,800	Power Integrations, Inc.(b)	4,039,758

329,400	Riverbed Technology, Inc.(b)	4,519,368

568,500	Skyworks Solutions, Inc.(b)	5,611,095

107,900	Varian, Inc.(b)	5,509,374

		74,623,312

Utilities: 0.70%

102,100	South Jersey Industries, Inc.	3,814,456

	Total Common Stocks (Cost $471,319,540)	526,443,697

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 5.31%
$29,039,610	CitiBank — Nassau 1.600%, due 07/01/08	29,039,610

	Total Short-Term Bank Debt Instruments (Cost $29,039,610)	29,039,610

	Total Investments: 101.53% (Cost $500,359,150)	555,483,307

	Net Other Assets and Liabilities: (1.53)%	(8,380,246)

	Net Assets: 100.00%	$547,103,061

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	9	June 30, 2008

Statement of Assets and Liabilities (Unaudited)

FORWARD SMALL CAP EQUITY FUND(a)
ASSETS:
Investments, at value	$555,483,307
Receivable for investments sold	8,123,128
Receivable for shares sold	411,662
Interest and dividends receivable	232,146
Other assets	52,220

Total Assets	564,302,463

LIABILITIES:
Payable for investments purchased	13,146,179
Payable for shares redeemed	3,028,314
Payable to advisor	475,036
Payable for distribution and service fees	105,648
Payable to trustees	22,316
Payable for chief compliance officer fee	7,084
Accrued expenses and other liabilities	414,825

Total Liabilities	17,199,402

NET ASSETS	$547,103,061

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$518,943,175
Accumulated net investment loss	(1,075,922)
Accumulated net realized loss on investments	(25,888,349)
Net unrealized appreciation on investments	55,124,157

TOTAL NET ASSETS	$547,103,061

INVESTMENTS, AT COST	$500,359,150

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$18.46
Net Assets	$331,912,832
Shares of beneficial interest outstanding	17,980,239
Institutional Class:
Net Asset Value, offering and redemption price per share	$19.03
Net Assets	$202,065,089
Shares of beneficial interest outstanding	10,620,549
Class A:
Net Asset Value, offering and redemption price per share	$18.51
Net Assets	$13,125,140
Shares of beneficial interest outstanding	709,057
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.64

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

June 30, 2008	10	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

FORWARD SMALL CAP EQUITY FUND(a)
INVESTMENT INCOME:
Interest	$220,892
Dividends	2,189,440
Securities lending income	526,835

Total Investment Income	2,937,167

EXPENSES:
Investment advisory fee	2,767,359
Administrative fee	157,648
Custodian fee	26,067
Legal and audit fee	83,453
Transfer agent fee	211,034
Trustees’ fees and expenses	30,786
Registration/filing fees	27,914
Reports to shareholder and printing fees	161,235
Distribution and service fees
Investor Class	608,110
Class A	15,954
ReFlow fees (Note 2)	2,135
Chief compliance officer fee	17,336
Other	29,739

Total expenses	4,138,770

NET INVESTMENT LOSS:	(1,201,603)

Net realized loss on investments	(16,432,850)
Net change in unrealized depreciation on investments	(19,373,016)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(35,805,866)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,007,469)

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

See Notes to Financial Statements	11	June 30, 2008

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
	(UNAUDITED)
OPERATIONS:
Net investment loss	$(1,201,603)	$(5,580,867)
Net realized gain/(loss) on investments	(16,432,850)	36,156,985
Net change in unrealized appreciation/(depreciation) on investments	(19,373,016)	8,581,379

Net increase/(decrease) in net assets resulting from operations	(37,007,469)	39,157,497

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(41,501,537)
Institutional Class	—	(18,296,457)
Class A	—	(1,261,289)

Total distributions	—	(61,059,283)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	45,765,524	116,604,915
Issued to shareholders in reinvestment of distributions	—	36,800,098
Cost of shares redeemed	(75,868,323)	(160,796,369)

Net decrease from share transactions	(30,102,799)	(7,391,356)

INSTITUTIONAL CLASS
Proceeds from sale of shares	52,347,238	51,864,339
Issued to shareholders in reinvestment of distributions	—	18,227,210
Cost of shares redeemed	(17,159,465)	(23,196,231)

Net increase from share transactions	35,187,773	46,895,318

CLASS A
Proceeds from sale of shares	3,120,193	554,634
Issued to shareholders in reinvestment of distributions	—	157,985
Cost of shares redeemed	(219,741)	(4,132,740)

Net increase/(decrease) from share transactions	2,900,452	(3,420,121)

Net increase/(decrease) in net assets	$(29,022,043)	$14,182,055

NET ASSETS:
Beginning of period	576,125,104	561,943,049

End of period (including accumulated net investment income/(loss) of $(1,075,922) and $125,681, respectively)	$547,103,061	$576,125,104

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	2,509,922	5,348,025
Distributions reinvested	—	1,842,776
Redeemed	(4,138,387)	(7,504,797)

Net decrease in shares outstanding	(1,628,465)	(313,996)

INSTITUTIONAL CLASS
Sold	2,717,334	2,312,521
Distributions reinvested	—	887,403
Redeemed	(915,007)	(1,056,531)

Net increase in shares outstanding	1,802,327	2,143,393

CLASS A
Sold	167,530	25,490
Distributions reinvested	—	7,895
Redeemed	(12,017)	(181,483)

Net increase/(decrease) in shares outstanding	155,513	(148,098)

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

June 30, 2008	12	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$19.71		$20.47		$19.40	$18.45		$16.17	$12.05
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06)		(0.22)		(0.16)	(0.14)		(0.17)	(0.17)
Net realized and unrealized gain/(loss) on investments	(1.19)		1.76		1.96	1.91		3.86	4.57

Total from Investment Operations	(1.25)		1.54		1.80	1.77		3.69	4.40

LESS DISTRIBUTIONS:
From capital gains	—		(2.30)		(0.75)	(0.82)		(1.41)	(0.28)

Total Distributions	—		(2.30)		(0.75)	(0.82)		(1.41)	(0.28)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(b)	0.02	0.00	(b)	0.00 (b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.25)		(0.76)		1.07	0.95		2.28	4.12

NET ASSET VALUE, END OF PERIOD	$18.46		$19.71		$20.47	$19.40		$18.45	$16.17

TOTAL RETURN	(6.34	)%(e)	7.36%		9.34%	9.63%		22.77%	36.49%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$331,913		$386,404		$407,848	$323,125		$187,230	$128,317
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.57	)%(f)	(1.05)%		(0.79)%	(0.96)%		(1.21)%	(1.28)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.68	%(f)	1.71	%(d)	1.69%	1.73	%(c)	1.78%	1.83%
Operating expenses excluding reimbursement/waiver	n/a		n/a		1.71%	1.98%		1.80%	1.89%
PORTFOLIO TURNOVER RATE	140	%(e)	232%		210%	181%		207%	190%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(d) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	13	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$20.27		$20.93		$19.77	$18.71	$16.31	$12.10
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.16)		(0.05)	(0.08)	(0.07)	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.20)		1.80		1.95	1.96	3.88	4.54

Total from Investment Operations	(1.24)		1.64		1.90	1.88	3.81	4.49

LESS DISTRIBUTIONS:
From capital gains	—		(2.30)		(0.75)	(0.82)	(1.41)	(0.28)

Total Distributions	—		(2.30)		(0.75)	(0.82)	(1.41)	(0.28)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.00 (b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.24)		(0.66)		1.16	1.06	2.40	4.21

NET ASSET VALUE, END OF PERIOD	$19.03		$20.27		$20.93	$19.77	$18.71	$16.31

TOTAL RETURN	(6.12	)%(d)	7.67%		9.63%	10.08%	23.31%	37.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$202,065		$178,787		$139,716	$34,442	$10,491	$3,926
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.22	)%(e)	(0.70)%		(0.47)%	(0.53)%	(0.76)%	(0.82)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.33	%(e)	1.37	%(c)	1.34%	1.34%	1.34%	1.35%
Operating expenses excluding reimbursement/waiver	n/a		n/a		1.39%	1.66%	1.48%	1.74%
PORTFOLIO TURNOVER RATE	140	%(d)	232%		210%	181%	207%	190%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Amount represents less than $0.01 per share.

(c) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(d) Not Annualized.

(e) Annualized.

June 30, 2008	14	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006	PERIOD ENDED DECEMBER 31, 2005(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.75		$20.49		$19.41	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.00	)(c)	(0.28)		(0.22)	(0.10)
Net realized and unrealized gain/(loss) on investments	(1.24)		1.84		2.02	3.20

Total from Investment Operations	(1.24)		1.56		1.80	3.10

LESS DISTRIBUTIONS:
From capital gains	—		(2.30)		(0.75)	(0.82)

Total Distributions	—		(2.30)		(0.75)	(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(c)	0.03	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.24)		(0.74)		1.08	2.28

NET ASSET VALUE, END OF PERIOD	$18.51		$19.75		$20.49	$19.41

TOTAL RETURN(d)	(6.28	)%(e)	7.45%		9.39%	18.13	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,125		$10,934		$14,379	$23,090
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.51	)%(f)	(0.96)%		(0.71)%	(0.82	)%(f)
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.61	%(f)	1.62	%(i)	1.59%	1.69	%(f)(g)
Operating expenses excluding reimbursement/waiver	n/a		n/a		1.59%	1.92	%(f)
PORTFOLIO TURNOVER RATE	140	%(e)	232%		210%	181	%(h)

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) The Fund began offering Class A shares on May 2, 2005.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(i) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	15	June 30, 2008

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This semi-annual report describes one portfolio offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Small Cap Equity Fund (prior to May 1, 2008, known as the Forward Hoover Small Cap Equity Fund) (the “Fund”). The Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Forward Asia Ex-Japan Equities Fund, the Forward Banking and Finance Fund, the Forward Eastern Europe Equities Fund, the Forward Emerging Markets Fund, the Forward Growth Fund, the Forward International Equity Fund, the Forward International Fixed Income Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Mini-Cap Fund, the Forward Opportunities Fund, the Forward Progressive Real Estate Fund and the Sierra Club Stock Fund have presented their financial statements and financial highlights in separate semi-annual reports.

The Fund offers Investor Class, Institutional Class, Class A and Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Fund may invest a high percentage of its assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate in investments in a particular sector.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on

June 30, 2008	16

Notes to Financial Statements (Unaudited)

their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world class commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be

17	June 30, 2008

Notes to Financial Statements (Unaudited)

subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At June 30, 2008, the Fund had no securities on loan.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

June 30, 2008	18

Notes to Financial Statements (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Level 1—Quoted Prices	$555,483,307	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$555,483,307	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended June 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other

19	June 30, 2008

Notes to Financial Statements (Unaudited)

amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

June 30, 2008	20

Notes to Financial Statements (Unaudited)

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management” or the “Advisor”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2008 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2008, based on the Fund’s average daily net assets: 1.05% on assets up to and including $500 million and 1.00% on assets over $500 million.

The Trust and Forward Management have entered into an investment sub-advisory agreement with Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”) for the Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates based on the Fund’s average daily net assets of 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million.

Expense Limitations: In previous years, the Advisor had agreed to limit the total expenses of the classes of the Fund, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses. Pursuant to these agreements, the Fund will reimburse the Advisor for any fee waivers made by the Advisor, provided that any such reimbursements made by a Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. During the six months ended June 30, 2008, the Advisor had not agreed to limit the expenses of the Fund.

For the six months ended June 30, 2008, there were no fee waivers and recoupment of previously waived fees for the Fund.

At June 30, 2008, the balance of recoupable expenses for the Fund were as follows:

CLASS	2005	2006	2007	2008	TOTAL
Investor Class	$526,615	$90,296	N/A	N/A	$616,911
Institutional Class	39,818	13,607	N/A	N/A	53,425
Class A	28,592	744	N/A	N/A	29,336

4. Distribution Plans and Shareholder Services Plans

The Fund has adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act (each a “Distribution Plan”). Under the Distribution Plan for the Investor Class shares of the Fund, the Fund pays distribution fees on a monthly basis at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares. Under the Distribution Plan for the Class A shares of the Fund, the Fund pays distribution fees on a monthly basis at an annual rate of up to 0.35% of the average daily net assets attributable to Class A shares.

21	June 30, 2008

Notes to Financial Statements (Unaudited)

In addition, the Fund has adopted a shareholder services plan (the “Shareholder Services Plan”) for Investor Class, Institutional Class and Class A shares that may be used to shareholder servicing fees at an annual rate of up to 0.15% of the average daily net assets attributable to Investor Class shares, up to 0.05% of the average daily net assets attributable to Institutional Class shares, and up to 0.20% of the average daily net assets attributable to Class A shares, effective May 1, 2008. Prior to May 1, 2008, the Shareholder Services Plan allowed payment of shareholder servicing fees by Investor Class and Class A shares at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class or Class A shares. Prior to May 1, 2008, Institutional Class shares of the Fund did not pay shareholder services fees.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations. For the six months ended June 30, 2008, Institutional Class shares of the Fund were not subject to distribution fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s custodian.

5. Trustees

The overall responsibility for oversight of the Fund rests with the Board of Trustees of the Trust. As of June 30, 2008, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Trust pays each Independent Trustee a retainer fee in the amount of $14,000 per year, $6,500 each per regular meeting for attendance in person, $4,000 each per regular meeting for attendance by telephone and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The Vice-Chairman of the Audit Committee (if such a Vice-Chairman is appointed) receives a special retainer fee in the amount of $3,000 per year. The interested Trustee receives no compensation from the Trust.

Effective September 1, 2008, Trustee compensation will be as follows: The Funds will pay each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone and $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee will each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee will receive no compensation from the Funds.

6. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum

June 30, 2008	22

Notes to Financial Statements (Unaudited)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2008, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor Class	Charles Schwab & Co., Inc.	29.65%
	National Financial Services, Corp.	14.35%
	New York Life Trust Co.	8.62%
	SEI Private Trust Co.	6.05%

Institutional Class	Prudential Investment Management	61.94%
	Charles Schwab & Co., Inc.	27.03%

Class A	Sutton Place Associates, LLC	66.53%
	JPMorgan Chase Bank	9.79%
	AST Capital Trust Co.	7.38%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding temporary short-term securities, were $734,983,902 and $739,315,072, respectively, during the six months ended June 30, 2008.

9. Tax Basis Information

Tax Basis of Investments: At June 30, 2008, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

Cost of Investments	$503,450,503
Gross Unrealized Appreciation	$69,271,660
Gross Unrealized Depreciation	(17,238,856)

Net Unrealized Appreciation/(Depreciation)	$52,032,804

Post October Loss: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $7,369,188.

23	June 30, 2008

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Custody Offset Agreement

Forward Management (on behalf of the Fund) and BBH have executed a Custody Fee Offset Agreement. This service arrangement with BBH and its brokerage area will allow the Fund and its sub-advisor to recognize efficiencies, competitive commission rates and ultimately offset custody expenses under the terms of this Agreement. For the six months ended June 30, 2008, there were no such credits received by the Fund.

12. New Accounting Standards

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Forward Funds is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

June 30, 2008	24

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARDFUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

Forward Eastern Europe Equities Fund

Forward Asia Ex-Japan Equities Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Small Cap Equity Fund

Forward Mini-Cap Fund

Forward Legato Fund

Alternative Strategies

Forward Opportunities Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Progressive

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

ReFlow LIQUIDITY

PRINTED WITH SOY INK

Printed on recycled paper using soy-based inks. FWD001613 083109

FORWARDFUNDS

Semiannual Report

Forward Mini-Cap Fund

June 30, 2008

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2008

1

Shareholder Update	June 30, 2008

A MESSAGE FROM:	J. Alan Reid Jr., Chief Executive Officer

Dear Shareholder:

The word crisis is perhaps the most overused term in the media today. You cannot open a newspaper or turn on the television without being exposed to the word. Whether it has to do with energy, or liquidity, or inflation, or food, it seems that everything is a crisis these days.

Crisis is defined as “an unstable or crucial time or state of affairs in which a decisive change is impending.” At the beginning of the American Revolution in 1776, Thomas Paine wrote the essay, The Crisis, which began with the immortal words, “These are the times that try men’s souls.” In the late 1970’s—in the face of inflationary pressures brought on by rising energy prices, coupled with an economic malaise—President Jimmy Carter spoke of a “crisis of confidence.”

And now, over the past twelve months, investors have faced a similar crisis of confidence as perceived investment wisdom has been turned on its head. Old safe-haven investments such as CD’s, the dollar, bonds and real estate have been drawn into question as the financial markets have suffered under the weight of too much money being loaned to too many people who lack the ability to repay those loans.

It is at critical junctures such as this that the need for professional advice may be crucial. Of course, discussion of an appropriate allocation of assets needs to include an assessment of one’s risk tolerance and time horizon. We believe such an evaluation is best undertaken with a financial advisor or investment professional. Investors need a plan for the future and need new tools to evaluate the progress toward that plan. At Forward, we recognize the need for new solutions that help investors diversify investment risk and generate the returns necessary to meet their goals.

During trying times such as these, it is difficult to envision the decisive changes that are impending. We believe the case for investment in domestic equities remains strong. Over the past decade, an investment in the S&P 500 has barely broken even. Since the 1920’s, investments in large cap U.S. stocks have delivered investors an average return of over ten percent. An inspection of rolling ten-year returns over the past 76 years reveals the fact that trailing ten-year returns have been this low only a handful of times. In the ten-year periods following these episodes, the markets reverted back to the long-run average return pattern.1

There are many reasons to believe that the current environment will resolve itself in a similar manner. Valuations of stocks are attractive, companies continue to buy back shares at a robust pace, the supply of equity securities has shrunk, levels of cash in money market funds available to buy stocks is at record levels and, finally, the amount of shares sold short is at record levels. The combination of these factors has bullish implications for U.S. equities.

Forward also has made a decisive change. Rather than retrench in an adverse environment, we are expanding. We recently announced the acquisition of Accessor Capital Management, investment advisor to the Accessor Funds. We are excited about the addition of this family of style pure, best-of-breed funds which also are combined into asset allocation funds, with allocations designed to suit a wide range of risk tolerances. We are convinced that investors in the Forward Funds also will benefit from the addition of these products to our product line-up.

June 30, 2008	2

We remain deeply committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds year to date, and thank you for the continued confidence that you place in our Funds.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

You should consider the investment objectives, risks, charges and expenses of the Accessor Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 882-9612 or by downloading one from www.accessor.com. It should be read carefully before investing.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

1 Source: Standard & Poor’s and Global Financial Data, 2008

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.

Forward Funds are distributed by ALPS Distributors, Inc.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Accessor Funds are distributed by SEI Investments Distribution Co. (SIDCO). SIDCO is not affiliated with Forward Funds nor ALPS Distributors, Inc., and ALPS Distributors, Inc is not affiliated with the Accessor Funds.

3	June 30, 2008

Fund Performance

Performance Results for Periods Ended June 30, 2008 (Unaudited)

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Forward Mini-Cap Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-17.45%	9.15%	12.09%	01/02/03

Institutional Class	-17.23%	N/A	8.23%	08/15/03

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

June 30, 2008	4

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/08	EXPENSE RATIO(b)	EXPENSES PAID DURING PERIOD(c) 01/01/08–06/30/08

FORWARD MINI-CAP FUND(a)
Investor Class

Actual	$1,000.00	$919.40	1.60%	$7.64

Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02
Institutional Class

Actual	$1,000.00	$920.70	1.25%	$5.97

Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

5	June 30, 2008

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirements.

FORWARD MINI-CAP FUND(a)
Energy	17.48%

Consumer Discretionary	14.37%

Materials & Processing	13.88%

Producer Durables	13.02%

Technology	11.13%

Health Care	10.78%

Financial Services	5.68%

Consumer Staples	3.52%

Auto & Transportation	1.81%

Short-Term Bank Debt Instruments & Net Cash	8.33%
100.00%

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

June 30, 2008	6

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q was filed for the quarter ended March 31, 2008. The Fund Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

7	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Forward Mini-Cap Fund(a)

Shares		Value (Note 2)

COMMON STOCKS: 91.67%
Auto & Transportation: 1.81%

22,100	Forward Air Corp.	$764,660

18,200	Titan International, Inc.	648,284

		1,412,944

Consumer Discretionary: 14.37%

31,300	Administaff, Inc.	872,957

46,300	AMN Healthcare Services, Inc.(b)	783,396

24,300	The Children’s Place Retail Stores, Inc.(b)	877,230

56,000	Cross Country Healthcare, Inc.(b)	806,960

117,800	The Finish Line, Inc., Class A(b)	1,024,860

18,100	The Gymboree Corp.(b)	725,267

44,400	Helen of Troy, Ltd.(b)	715,728

41,300	Hibbett Sports, Inc.(b)	871,430

37,700	Jo-Ann Stores, Inc.(b)	868,231

28,800	Jos. A. Bank Clothiers, Inc.(b)	770,400

23,300	Korn/Ferry International(b)	366,509

110,800	Morton’s Restaurant Group, Inc.(b)	762,304

34,400	PriceSmart, Inc.	680,432

12,900	Red Robin Gourmet Burgers, Inc.(b)	357,846

30,100	Volcom, Inc.(b)	720,293

		11,203,843

Consumer Staples: 3.52%

39,200	Lance, Inc.	735,784

32,000	Nash Finch Co.	1,096,640

60,900	Omega Protein Corp.(b)	910,455

		2,742,879

Energy: 17.48%

52,000	Approach Resources, Inc.(b)	1,393,080

35,500	BZP Resources, Inc.(b)	1,043,700

14,400	Carrizo Oil & Gas, Inc.(b)	980,496

12,000	Comstock Resources, Inc.(b)	1,013,160

44,600	Double Eagle Petroleum Co.(b)	813,058

15,800	Lufkin Industries, Inc.	1,315,824

41,400	Matrix Service Co.(b)	954,684

58,700	Northern Oil and Gas, Inc.(b)	779,536

39,000	PetroQuest Energy, Inc.(b)	1,049,100

Shares		Value (Note 2)

35,000	Rex Energy Corp.(b)	$924,000

24,900	Superior Well Services, Inc.(b)	789,579

60,600	Union Drilling, Inc.(b)	1,313,808

86,000	Warren Resources, Inc.(b)	1,262,480

		13,632,505

Financial Services: 5.68%

27,300	American Campus Communities, Inc.	760,032

27,300	Cohen & Steers, Inc.	708,981

43,600	Cybersource Corp.(b)	729,428

33,100	LTC Properties, Inc.	846,036

44,600	OMEGA Healthcare Investors, Inc.	742,590

116,900	Thomas Weisel Partners Group, Inc.(b)	639,443

		4,426,510

Health Care: 10.78%

25,862	Healthcare Services Group, Inc.	393,361

51,500	ICU Medical, Inc.(b)	1,178,320

81,900	IRIS International, Inc.(b)	1,281,735

21,800	Kendle International, Inc.(b)	791,994

27,700	Kensey Nash Corp.(b)	887,785

36,600	LHC Group, Inc.(b)	850,950

22,400	Molina Healthcare, Inc.(b)	545,216

43,300	Phase Forward, Inc.(b)	778,101

47,300	Synovis Life Technologies, Inc.(b)	890,659

14,200	Vital Signs, Inc.	806,276

		8,404,397

Materials & Processing: 13.88%

36,800	A. Schulman, Inc.	847,504

37,600	Balchem Corp.	869,688

58,200	Beacon Roofing Supply, Inc.(b)	617,502

45,600	Calgon Carbon Corp.(b)	704,976

10,700	Ceradyne, Inc.(b)	367,010

16,200	CIRCOR International, Inc.	793,638

60,800	Dycom Industries, Inc.(b)	882,816

57,800	Exide Technologies(b)	968,728

26,900	Ferro Corp.	504,644

June 30, 2008	8	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Mini-Cap Fund(a)

Shares		Value (Note 2)
Materials & Processing (continued): 13.88%

5,200	Haynes International, Inc.(b)	$299,260

95,600	Hill International, Inc.(b)	1,571,664

16,100	Layne Christensen Co.(b)	705,019

79,200	Mueller Water Products, Inc., Class A	639,144

18,900	Northwest Pipe Co.(b)	1,054,620

		10,826,213

Producer Durables: 13.02%

55,500	Advanced Energy Industries, Inc.(b)	760,350

20,300	American Ecology Corp.	599,459

45,000	Argon ST, Inc.(b)	1,116,000

54,200	Darling International, Inc.(b)	895,384

19,300	DXP Enterprises, Inc.(b)	803,652

49,700	FEI Co.(b)	1,132,166

20,300	The Gorman-Rupp Co.	808,752

46,700	Met-Pro Corp.	623,445

79,700	Photon Dynamics, Inc.(b)	1,201,876

47,500	Titan Machinery, Inc.(b)	1,487,700

45,100	Veeco Instruments, Inc.(b)	725,208

		10,153,992

Technology: 11.13%

68,700	Ariba, Inc.(b)	1,010,577

25,500	Blackboard, Inc.(b)	974,865

24,600	Concur Technologies, Inc.(b)	817,458

83,500	Harmonic, Inc.(b)	794,085

24,200	NetLogic Microsystems, Inc.(b)	803,440

18,300	Power Integrations, Inc.(b)	578,463

49,600	Riverbed Technology, Inc.(b)	680,512

131,800	SRS Labs, Inc.(b)	850,110

42,000	Stratasys, Inc.(b)	775,320

12,100	The Ultimate Software Group, Inc.(b)	431,123

30,000	Vocus, Inc.(b)	965,100

		8,681,053

	Total Common Stocks (Cost $64,550,752)	$71,484,336

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 10.84%
$8,448,664	Bank of America-London 1.600%, due 07/01/08	$8,448,664

	Total Short-Term Bank Debt Instruments (Cost $8,448,664)	8,448,664

	Total Investments: 102.51% (Cost $72,999,416)	79,933,000

	Net Other Assets and Liabilities: (2.51)%	(1,959,066)

	Net Assets: 100.00%	$77,973,934

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	9	June 30, 2008

Statement of Assets and Liabilities (Unaudited)

FORWARD MINI-CAP FUND(a)
ASSETS:
Investments, at value	$79,933,000
Receivable for shares sold	1,567
Interest and dividends receivable	91
Other assets	25,667

Total Assets	79,960,325

LIABILITIES:
Payable for investments purchased	1,782,533
Payable for shares redeemed	88,690
Payable to advisor	56,839
Payable for distribution and service fees	1,975
Payable to trustees	2,430
Payable for chief compliance officer fee	389
Accrued expenses and other liabilities	53,535

Total Liabilities	1,986,391

NET ASSETS	$77,973,934

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$81,145,314
Accumulated net investment loss	(217,850)
Accumulated net realized loss on investments	(9,887,114)
Net unrealized appreciation on investments	6,933,584

TOTAL NET ASSETS	$77,973,934

INVESTMENTS, AT COST	$72,999,416

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.28
Net Assets	$6,592,950
Shares of beneficial interest outstanding	431,591
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.68
Net Assets	$71,380,984
Shares of beneficial interest outstanding	4,551,485

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

June 30, 2008	10	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

FORWARD MINI-CAP FUND(a)
INVESTMENT INCOME:
Interest	$56,024
Dividends	215,185
Securities lending income	25,560

Total Investment Income	296,769

EXPENSES:
Investment advisory fee	422,133
Administrative fee	25,856
Custodian fee	12,523
Legal and audit fee	18,642
Transfer agent fee	8,975
Trustees’ fees and expenses	3,510
Registration/filing fees	9,802
Reports to shareholder and printing fees	95,962
Distribution and service fees—Investor Class	10,933
ReFlow fees (Note 2)	30
Chief compliance officer fee	1,821
Other	5,052

Total expenses before waiver	615,239
Less fees waived/reimbursed by investment advisor	(100,620)

Total net expenses	514,619

NET INVESTMENT LOSS:	(217,850)

Net realized loss on investments	(6,320,408)
Net change in unrealized depreciation on investments	(854,525)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,174,933)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,392,783)

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

See Notes to Financial Statements	11	June 30, 2008

Statement of Changes in Net Assets

	FORWARD MINI-CAP FUND(a)
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
Net investment loss	$(217,850)	$(577,396)
Net realized gain/(loss) on investments	(6,320,408)	3,678,266
Net change in unrealized depreciation on investments	(854,525)	(5,337,613)

Net decrease in net assets resulting from operations	(7,392,783)	(2,236,743)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(945,964)
Institutional Class	—	(9,763,833)

Total distributions	—	(10,709,797)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	815,058	1,635,406
Issued to shareholders in reinvestment of distributions	—	587,268
Cost of shares redeemed	(1,502,098)	(3,389,924)

Net decrease from share transactions	(687,040)	(1,167,250)

INSTITUTIONAL CLASS
Proceeds from sale of shares	1,882,191	3,489,940
Issued to shareholders in reinvestment of distributions	—	7,756,891
Cost of shares redeemed	(8,138,795)	(15,205,767)

Net decrease from share transactions	(6,256,604)	(3,958,936)

Net decrease in net assets	$(14,336,427)	$(18,072,726)

NET ASSETS:
Beginning of period	92,310,361	110,383,087

End of period (including accumulated net investment income/(loss) of $(217,850) and $0, respectively)	$77,973,934	$92,310,361

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	53,709	83,636
Distributions reinvested	—	34,710
Redeemed	(97,951)	(171,974)

Net decrease in shares outstanding	(44,242)	(53,628)

INSTITUTIONAL CLASS
Sold	121,813	174,573
Distributions reinvested	—	447,352
Redeemed	(525,255)	(771,011)

Net decrease in shares outstanding	(403,442)	(149,086)

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

June 30, 2008	12	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mini-Cap Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.62		$19.27		$17.81		$16.26	$14.21	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07)		(0.19)		(0.16)		(0.20)	(0.19)	(0.13)
Net realized and unrealized gain/(loss) on investments	(1.27)		(0.36)		2.36		2.20	2.41	4.52

Total from Investment Operations	(1.34)		(0.55)		2.20		2.00	2.22	4.39

LESS DISTRIBUTIONS:
From capital gains	—		(2.10)		(0.75)		(0.45)	(0.17)	(0.18)

Total Distributions	—		(2.10)		(0.75)		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(c)	0.01		0.00 (c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.34)		(2.65)		1.46		1.55	2.05	4.21

NET ASSET VALUE, END OF PERIOD	$15.28		$16.62		$19.27		$17.81	$16.26	$14.21

TOTAL RETURN	(8.06	)%(f)	(3.04)%		12.44%		12.28%	15.64%	43.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,593		$7,909		$10,202		$8,741	$7,722	$6,027
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/ waiver/repayment of previously waived fees	(0.86	)%(g)	(0.85)%		(0.74)%		(1.25)%	(1.41)%	(1.67)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.60	%(g)	1.60	%(e)	1.78	%(d)	1.99%	1.95%	1.99%
Operating expenses excluding reimbursement/waiver	1.82	%(g)	1.69%		1.78%		1.99%	2.21%	4.84%
PORTFOLIO TURNOVER RATE	176	%(f)	321%		270%		277%	306%	421%

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b) The Fund began offering Investor Class shares on January 1, 2003.

(c) Amount represents less than $0.01 per share.

(d) Effective January 2, 2006, the net expense limitation changed from 1.99% to 1.79%.

(e) Effective January 2, 2007 to October 31, 2007, there was no expense limitation. Effective November 1, 2007, the expense limitation is 1.60%.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	13	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Mini-Cap Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2008(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	PERIOD ENDED DECEMBER 31, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.03		$19.63		$18.05		$16.38	$14.24	$13.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04)		(0.09)		(0.02)		(0.11)	(0.09)	(0.03)
Net realized and unrealized gain/(loss) on investments	(1.31)		(0.41)		2.35		2.23	2.40	1.43

Total from Investment Operations	(1.35)		(0.50)		2.33		2.12	2.31	1.40

LESS DISTRIBUTIONS:
From capital gains	—		(2.10)		(0.75)		(0.45)	(0.17)	(0.18)

Total Distributions	—		(2.10)		(0.75)		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.35)		(2.60)		1.58		1.67	2.14	1.22

NET ASSET VALUE, END OF PERIOD	$15.68		$17.03		$19.63		$18.05	$16.38	$14.24

TOTAL RETURN	(7.93	)%(d)	(2.73)%		12.94%		12.92%	16.24%	10.76	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$71,381		$84,401		$100,181		$31,088	$24,706	$9,373
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement / waiver / repayment of previously waived fees	(0.51	)%(e)	(0.50)%		(0.19)%		(0.69)%	(0.86)%	(1.04	)%(e)
Operating expenses including reimbursement / waiver / repayment of previously waived fees	1.25	%(e)	1.25	%(h)	1.23	%(f)	1.43%	1.43%	1.43	%(e)
Operating expenses excluding reimbursement / waiver	1.50	%(e)	1.36%		1.37%		1.71%	1.87%	3.44	%(e)
PORTFOLIO TURNOVER RATE	176	%(d)	321%		270%		277%	306%	421	%(g)

(a) Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b) The Fund began offering Institutional Class shares on August 15, 2003.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.43% to 1.23%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2003.

(h) Effective January 2, 2007 to March 31, 2007, there was no expense limitation. Effective April 1, 2007, the expense limitation is 1.25%.

June 30, 2008	14	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This semi-annual report describes one portfolio offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Mini-Cap Fund (prior to May 1, 2008, known as the Forward Hoover Mini-Cap Fund) (the “Fund”). The Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The Forward Asia Ex-Japan Equities Fund, the Forward Banking and Finance Fund, the Forward Eastern Europe Equities Fund, the Forward Emerging Markets Fund, the Forward Growth Fund, the Forward International Equity Fund, the Forward International Fixed Income Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Opportunities Fund, the Forward Progressive Real Estate Fund, the Forward Small Cap Equity Fund and the Sierra Club Stock Fund have presented their financial statements and financial highlights in separate semi-annual reports.

The Fund offers Investor Class, Institutional Class, Class A and Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The Fund may invest a high percentage of its assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate in investments in a particular sector.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing

15	June 30, 2008

Notes to Financial Statements (Unaudited)

foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved world class commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers

June 30, 2008	16

Notes to Financial Statements (Unaudited)

of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At June 30, 2008, the Fund had no securities on loan.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

17	June 30, 2008

Notes to Financial Statements (Unaudited)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Level 1—Quoted Prices	$79,933,000	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$79,933,000	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended June 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized

June 30, 2008	18

Notes to Financial Statements (Unaudited)

tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (Forward Management” or the “Advisor”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2008 are recorded in the Statement of Operations.

19	June 30, 2008

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at the following annual rate, as of June 30, 2008, based on the Fund’s average daily net assets of 1.05%.

The Trust and Forward Management have entered into an investment sub-advisory agreement with Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”) for the Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Forward Management calculated daily and payable monthly based on the Fund’s average daily net assets of 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million.

Expense Limitations

The Advisor has agreed to limit the total expenses of the classes of the Fund, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses. Pursuant to these agreements, the Fund will reimburse the Advisor for any fee waivers and expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Advisor has contractually agreed to waive a portion of its fees until January 31, 2009 in amounts necessary to limit the Fund’s operating expenses for Institutional Class shares to an annual rate of 1.25% and for Investor Class shares to an annual rate of 1.60%. Effective February 1, 2008, the Fund has entered into an agreement to reimburse the Investment Advisor for any fee waivers and expense reimbursements made by the Advisor pursuant to the terms described above.

For the six months ended June 30, 2008, the fee waivers and recoupment of previously waived fees for the Fund were as follows:

CLASS	FEES WAIVED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Investor Class	$7,583	$0	$7,583
Institutional Class	93,037	0	93,037

At June 30, 2008, the balance of recoupable expenses for the Fund were as follows:

CLASS	2005	2006	2007	2008	TOTAL
Investor Class	$0	$671	$8,745	$7,583	$16,999
Institutional Class	78,439	80,625	109,803	93,037	361,904

4. Distribution Plans and Shareholder Services Plans

The Fund has adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act (each a “Distribution Plan”) for the Investor Class shares of the Fund. Under the Distribution Plan the Fund pays a distribution fee on a monthly basis at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares.

In addition, the Fund has adopted a shareholder services plan (the “Shareholder Services Plan”) for Investor Class and Institutional Class shares

June 30, 2008	20

Notes to Financial Statements (Unaudited)

of the Fund that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the average daily net assets attributable to Investor Class shares and up to 0.05% of the average daily net assets attributable to Institutional Class shares, effective May 1, 2008. Prior to May 1, 2008, Investor Class shares paid shareholder servicing fees at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class shares and Institutional Class shares were not subject to shareholder services fees.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations. For the six months ended June 30, 2008, Institutional Class shares of the Fund were not subject to distribution fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s custodian.

5. Trustees

The overall responsibility for oversight of the Fund rests with the Board of Trustees of the Trust. As of June 30, 2008, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Trust pays each Independent Trustee a retainer fee in the amount of $14,000 per year, $6,500 each per regular meeting for attendance in person, $4,000 each per regular meeting for attendance by telephone and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The Vice- Chairman of the Audit Committee (if such a Vice-Chairman is appointed) receives a special retainer fee in the amount of $3,000 per year. The interested Trustee receives no compensation from the Trust.

Effective September 1, 2008, Trustee compensation will be as follows: The Funds will pay each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone and $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee will each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee will receive no compensation from the Funds.

6. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

21	June 30, 2008

Notes to Financial Statements (Unaudited)

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2008, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor Class	Sutton Place Associates, LLC	36.44%
	Charles Schwab & Co., Inc.	32.04%
	National Financial Services, Corp.	6.17%

Institutional Class	Prudential Investment Management	62.97%
	SEI Private Trust Co.	14.37%
	Charles Schwab & Co., Inc.	11.53%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding temporary short-term securities, were $136,682,961 and $147,356,348, respectively, during the six months ended June 30, 2008.

9. Tax Basis Information

Tax Basis of Investments: At June 30, 2008, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

Cost of Investments	$73,257,190
Gross Unrealized Appreciation	$9,011,158
Gross Unrealized Depreciation	(2,335,348)

Net Unrealized Appreciation/(Depreciation)	$6,675,810

Post October Loss: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Fund elected to defer capital losses occurring between November 1, 2007 and December 31, 2007 in the amount of $3,454,490.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

June 30, 2008	22

Notes to Financial Statements (Unaudited)

11. Custody Offset Agreement

Forward Management (on behalf of the Fund) and BBH have executed a Custody Fee Offset Agreement. This service arrangement with BBH and its brokerage area will allow the Fund and its sub-advisor to recognize efficiencies, competitive commission rates and ultimately offset custody expenses under the terms of this Agreement. For the six months ended June 30, 2008, there were no such credits received by the Fund.

12. New Accounting Standards

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Forward Funds is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

23	June 30, 2008

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARDFUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

Forward Eastern Europe Equities Fund

Forward Asia Ex-Japan Equities Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Small Cap Equity Fund

Forward Mini-Cap Fund

Forward Legato Fund

Alternative Strategies

Forward Opportunities Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Progressive

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

ReFlow LIQUIDITY

PRINTED WITH SOY INK

Printed on recycled paper using soy-based inks. FWD001614 083109

FORWARDFUNDS

Semiannual Report

Sierra Club Stock Fund

June 30, 2008

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2008

1

Shareholder Update	June 30, 2008

A MESSAGE FROM:	J. Alan Reid Jr., Chief Executive Officer

Dear Shareholder:

The word crisis is perhaps the most overused term in the media today. You cannot open a newspaper or turn on the television without being exposed to the word. Whether it has to do with energy, or liquidity, or inflation, or food, it seems that everything is a crisis these days.

Crisis is defined as “an unstable or crucial time or state of affairs in which a decisive change is impending.” At the beginning of the American Revolution in 1776, Thomas Paine wrote the essay, The Crisis, which began with the immortal words, “These are the times that try men’s souls.” In the late 1970’s—in the face of inflationary pressures brought on by rising energy prices, coupled with an economic malaise—President Jimmy Carter spoke of a “crisis of confidence.”

And now, over the past twelve months, investors have faced a similar crisis of confidence as perceived investment wisdom has been turned on its head. Old safe-haven investments such as CD’s, the dollar, bonds and real estate have been drawn into question as the financial markets have suffered under the weight of too much money being loaned to too many people who lack the ability to repay those loans.

It is at critical junctures such as this that the need for professional advice may be crucial. Of course, discussion of an appropriate allocation of assets needs to include an assessment of one’s risk tolerance and time horizon. We believe such an evaluation is best undertaken with a financial advisor or investment professional. Investors need a plan for the future and need new tools to evaluate the progress toward that plan. At Forward, we recognize the need for new solutions that help investors diversify investment risk and generate the returns necessary to meet their goals.

During trying times such as these, it is difficult to envision the decisive changes that are impending. We believe the case for investment in domestic equities remains strong. Over the past decade, an investment in the S&P 500 has barely broken even. Since the 1920’s, investments in large cap U.S. stocks have delivered investors an average return of over ten percent. An inspection of rolling ten-year returns over the past 76 years reveals the fact that trailing ten-year returns have been this low only a handful of times. In the ten-year periods following these episodes, the markets reverted back to the long-run average return pattern.1

There are many reasons to believe that the current environment will resolve itself in a similar manner. Valuations of stocks are attractive, companies continue to buy back shares at a robust pace, the supply of equity securities has shrunk, levels of cash in money market funds available to buy stocks is at record levels and, finally, the amount of shares sold short is at record levels. The combination of these factors has bullish implications for U.S. equities.

Forward also has made a decisive change. Rather than retrench in an adverse environment, we are expanding. We recently announced the acquisition of Accessor Capital Management, investment advisor to the Accessor Funds. We are excited about the addition of this family of style pure, best-of-breed funds which also are combined into asset allocation funds, with allocations designed to suit a wide range of risk tolerances. We are convinced that investors in the Forward Funds also will benefit from the addition of these products to our product line-up.

June 30, 2008	2

We remain deeply committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds year to date, and thank you for the continued confidence that you place in our Funds.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

You should consider the investment objectives, risks, charges and expenses of the Forward Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 999-6809 or by downloading one from www.forwardfunds.com. It should be read carefully before investing.

You should consider the investment objectives, risks, charges and expenses of the Accessor Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 882-9612 or by downloading one from www.accessor.com. It should be read carefully before investing.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

1 Source: Standard & Poor’s and Global Financial Data, 2008

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.

Forward Funds are distributed by ALPS Distributors, Inc.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Accessor Funds are distributed by SEI Investments Distribution Co. (SIDCO). SIDCO is not affiliated with Forward Funds nor ALPS Distributors, Inc., and ALPS Distributors, Inc is not affiliated with the Accessor Funds.

3	June 30, 2008

Fund Performance

Performance Results for Periods Ended June 30, 2008 (Unaudited)

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month end may be obtained at www.forwardfunds.com.

Sierra Club Stock Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-21.85%	3.68%	2.45%	10/01/98

Class A (load adjusted)(b)	-26.38%	N/A	-1.77%	05/02/05

Class A (without load)(c)	-21.87%	N/A	0.09%	05/02/05

(a) Before January 1, 2003, the Fund was managed by a different sub-advisor and was not subject to the Sierra Club’s environmental and social evaluation process. Between January 1, 2003 and December 31, 2005, New York Life Investment Management LLC (“NYLIM”) and Harris Bretall Sullivan & Smith LLC (HBSS) were the Fund’s sub-advisors. On January 1, 2006, Forward Management took over the portion of the Fund previously managed by HBSS. Effective August 11, 2006, Forward Management became the manager for the entire portfolio. Accordingly, performance figures for periods prior to August 11, 2006 may not represent Forward Management’s performance or the current strategy.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

June 30, 2008	4

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2008 (Unaudited)

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/08	ENDING ACCOUNT VALUE 06/30/08	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/08–06/30/08

SIERRA CLUB STOCK FUND
Investor Class
Actual	$1,000.00	$833.60	1.57%	$7.16

Hypothetical	$1,000.00	$1,017.05	1.57%	$7.88
Class A
Actual	$1,000.00	$833.60	1.55%	$7.07

Hypothetical	$1,000.00	$1,017.15	1.55%	$7.78

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

5	June 30, 2008

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirements.

SIERRA CLUB STOCK FUND
Diversified Financials	10.07%

Banks	8.83%

Commercial Services & Supplies	6.98%

Software	6.83%

Health Care Providers Equipment & Services	6.15%

Real Estate	6.01%

Computers & Peripherals	5.85%

Health Care Equipment & Services	5.22%

Semiconductor Equipment & Products	4.99%

Insurance	4.76%

Hotels, Restaurants & Leisure	4.63%

Biotechnology	4.22%

Media	3.17%

Food & Drug Retailing	3.14%

Specialty Retail	2.90%

Internet & Catalog Retail	2.04%

Internet Software & Services	2.03%

Food Products	1.96%

IT Consulting & Services	1.94%

Communications Equipment	1.91%

Household Products	1.11%

Multiline Retail	1.02%

Internet Retailer	0.99%

Leisure Equipment & Products	0.97%

Airlines	0.94%

Short-Term Bank Debt Instruments & Net Cash	1.34%
100.00%

June 30, 2008	6

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q was filed for the quarter ended March 31, 2008. The Fund Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2008 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

7	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.66%
Airlines: 0.94%

25,500	Southwest Airlines Co.	$332,520

Banks: 8.83%

13,895	Bank of America Corp.	331,674

35,700	Fifth Third Bancorp	363,426

32,600	KeyCorp	357,948

5,718	The PNC Financial Services Group, Inc.	326,498

33,000	Regions Financial Corp.	360,030

10,000	SunTrust Banks, Inc.	362,200

11,732	U.S. Bancorp	327,205

21,200	Wachovia Corp.	329,236

14,788	Wells Fargo & Co.	351,215

		3,109,432

Biotechnology: 4.22%

6,400	Biogen Idec, Inc.(a)	357,696

6,300	Celgene Corp.(a)	402,381

5,300	Genzyme Corp.(a)	381,706

6,502	Gilead Sciences, Inc.(a)	344,281

		1,486,064

Commercial Services & Supplies: 6.98%

9,200	Automatic Data Processing, Inc.	385,481

6,200	Manpower, Inc.	361,088

8,400	McGraw-Hill Cos., Inc.	337,008

10,784	Moody’s Corp.	371,401

11,216	Paychex, Inc.	350,836

2,700	Priceline.com, Inc.(a)	311,742

13,743	The Western Union Co.	339,727

		2,457,283

Communications Equipment: 1.91%

15,500	Juniper Networks, Inc.(a)	343,790

7,400	QUALCOMM, Inc.	328,338

		672,128

Computers & Peripherals: 5.85%

2,058	Apple, Inc.(a)	344,592

15,180	Dell, Inc.(a)	332,138

22,136	EMC Corp.(a)	325,178

Shares		Value (Note 2)

8,428	Hewlett-Packard Co.	$372,602

15,500	Network Appliance, Inc.(a)	335,730

32,174	Sun Microsystems, Inc.(a)	350,053

		2,060,293

Diversified Financials: 10.07%

8,437	American Express Co.	317,822

9,099	Capital One Financial Corp.	345,853

16,846	The Charles Schwab Corp.	346,017

775	CME Group, Inc., Class A	296,972

17,952	Federal Home Loan Mortage Corp.	294,413

16,014	Federal National Mortgage Association	312,433

3,825	Franklin Resources, Inc.	350,561

12,200	The NASDAQ OMX Group, Inc.(a)	323,910

6,000	NYSE Euronext, Inc.	303,960

16,044	SLM Corp.(a)	310,451

5,342	State Street Corp.	341,835

		3,544,227

Food & Drug Retailing: 3.14%

9,642	CVS/Caremark Corp.	381,534

13,668	Kroger Co.	394,595

10,200	Walgreen Co.	331,602

		1,107,731

Food Products: 1.96%

10,200	The Hershey Co.	334,356

4,564	Wm. Wrigley Jr., Co.	354,988

		689,344

Health Care Equipment & Services: 5.22%

5,700	Baxter International, Inc.	364,458

4,531	Becton Dickinson & Co.	368,370

29,300	Boston Scientific Corp.(a)	360,097

9,052	St. Jude Medical, Inc.(a)	370,046

5,980	Stryker Corp.	376,022

		1,838,993

June 30, 2008	8	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 2)
Health Care Providers Equipment & Services: 6.15%

7,000	Cardinal Health, Inc.	$361,060

10,122	CIGNA Corp.	358,218

5,900	Express Scripts, Inc., Class A(a)	370,048

8,000	Medco Health Solutions, Inc.(a)	377,600

13,600	UnitedHealth Group, Inc.	357,000

7,200	WellPoint, Inc.(a)	343,152

		2,167,078

Hotels, Restaurants & Leisure: 4.63%

12,464	International Game Technology	311,351

6,600	Las Vegas Sands Corp.(a)	313,104

9,598	MGM MIRAGE(a)	325,276

21,900	Starbucks Corp.(a)	344,706

8,400	Starwood Hotels & Resorts Worldwide, Inc.	336,588

		1,631,025

Household Products: 1.11%

8,400	The Estee Lauder Cos., Inc., Class A	390,180

Insurance: 4.76%

6,355	ACE, Ltd.	350,097

5,957	Aflac, Inc.	374,099

5,108	The Hartford Financial Services Group, Inc.	329,824

17,900	Progressive Corp.	335,088

13,885	XL Capital, Ltd., Class A	285,476

		1,674,584

Internet & Catalog Retail: 2.04%

4,861	Amazon.com, Inc.(a)	356,457

18,800	IAC/InterActiveCorp.(a)	362,464

		718,921

Internet Retailer: 0.99%

12,749	eBay, Inc.(a)	348,430

Internet Software & Services: 2.03%

700	Google, Inc., Class A(a)	368,494

16,730	Yahoo!, Inc.(a)	345,642

		714,136

IT Consulting & Services: 1.94%

10,100	Cognizant Technology Solutions Corp.(a)	328,351

14,400	Electronic Data Systems Corp.	354,816

		683,167

Shares		Value (Note 2)
Leisure Equipment & Products: 0.97%

7,700	Electronic Arts, Inc.(a)	$342,111

Media: 3.17%

19,807	Comcast Corp., Class A	375,739

13,400	DISH Network Corp.(a)	392,351

7,728	Omnicom Group, Inc.	346,833

		1,114,923

Multiline Retail: 1.02%

5,135	Costco Wholesale Corp.	360,169

Real Estate: 6.01%

7,000	AMB Property Corp.	352,660

4,100	Boston Properties, Inc.	369,902

25,400	Host Hotels & Resorts, Inc.	346,710

9,700	Kimco Realty Corp.	334,844

4,200	Public Storage	339,318

4,500	SL Green Realty Corp.	372,240

		2,115,674

Semiconductor Equipment & Products: 4.99%

10,815	Analog Devices, Inc.	343,593

18,121	Applied Materials, Inc.	345,930

8,900	KLA-Tencor Corp.	362,318

11,700	Microchip Technology, Inc.	357,318

12,391	Texas Instruments, Inc.	348,931

		1,758,090

Software: 6.83%

8,814	Adobe Systems, Inc.(a)	347,183

9,800	Autodesk, Inc.(a)	331,338

14,827	CA, Inc.	342,355

12,500	Intuit, Inc.(a)	344,625

12,726	Microsoft Corp.	350,092

16,068	Oracle Corp.(a)	337,428

18,164	Symantec Corp.(a)	351,474

		2,404,495

Specialty Retail: 2.90%

12,800	Bed Bath & Beyond, Inc.(a)	359,680

8,500	Best Buy Co., Inc.	336,600

See Notes to Financial Statements	9	June 30, 2008

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 2)
Specialty Retail (continued): 2.90%

7,500	Fastenal Co.	$323,700

		1,019,980

	Total Common Stocks (Cost $39,346,282)	34,740,978

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.39%
$489,019	Wells Fargo & Co. — Grand Cayman 1.600%, due 07/01/08	489,019

	Total Short-Term Bank Debt Instruments (Cost $489,019)	489,019

	Total Investments: 100.05% (Cost $39,835,301)	35,229,997

	Net Other Assets and Liabilities: (0.05)%	(19,020)

	Net Assets: 100.00%	$35,210,977

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2008	10	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

SIERRA CLUB STOCK FUND
ASSETS:
Investments, at value	$35,229,997
Receivable for shares sold	5,783
Dividends receivable	44,005
Other assets	19,642

Total Assets	35,299,427

LIABILITIES:
Payable for shares redeemed	5,832
Payable to advisor	30,239
Payable for distribution and service fees	9,107
Payable to trustees	787
Payable for chief compliance officer fee	647
Payable to ReFlow	557
Accrued expenses and other liabilities	41,281

Total Liabilities	88,450

NET ASSETS	$35,210,977

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$40,418,455
Accumulated net investment loss	(61)
Accumulated net realized loss on investments	(602,113)
Net unrealized depreciation on investments	(4,605,304)

TOTAL NET ASSETS	$35,210,977

INVESTMENTS, AT COST	$39,835,301

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.47
Net Assets	$27,464,627
Shares of beneficial interest outstanding	2,900,825
Class A:
Net Asset Value, offering and redemption price per share	$9.47
Net Assets	$7,746,350
Shares of beneficial interest outstanding	817,987
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.05

See Notes to Financial Statements	11	June 30, 2008

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

SIERRA CLUB STOCK FUND
INVESTMENT INCOME:
Interest	$3,810
Dividends	294,182

Total Investment Income	297,992

EXPENSES:
Investment advisory fee	170,385
Administrative fee	13,681
Custodian fee	4,403
Legal and audit fee	14,401
Transfer agent fee	18,077
Trustees’ fees and expenses	1,008
Registration/filing fees	9,138
Reports to shareholder and printing fees	19,140
Distribution and service fees
Investor Class	10,556
Class A	47,468
ReFlow fees (Note 2)	1,917
Repayment of reimbursed expenses	12,334
Chief compliance officer fee	1,410
Other	2,023

Total expenses before waiver	325,941
Less fees waived/reimbursed by investment advisor	(11,862)

Total net expenses	314,079

NET INVESTMENT LOSS:	(16,087)

Net realized loss on investments	(755,204)
Net change in unrealized depreciation on investments	(6,528,384)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,283,588)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,299,675)

June 30, 2008	12	See Notes to Financial Statements

Statement of Changes in Net Assets

	SIERRA CLUB STOCK FUND
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
Net investment income/(loss)	$(16,087)	$110,030
Net realized gain/(loss) on investments	(755,204)	782,161
Net change in unrealized depreciation on investments	(6,528,384)	(1,645,167)

Net decrease in net assets resulting from operations	(7,299,675)	(752,976)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(83,216)
Class A	—	(18,948)
From net realized gains on investments
Investor Class	—	(325,637)
Class A	—	(81,434)

Total distributions	—	(509,235)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	2,780,882	11,431,791
Issued to shareholders in reinvestment of distributions	—	298,514
Cost of shares redeemed	(5,969,694)	(4,800,935)

Net increase/(decrease) from share transactions	(3,188,812)	6,929,370

CLASS A
Proceeds from sale of shares	259,206	358,854
Issued to shareholders in reinvestment of distributions	—	4,938
Cost of shares redeemed	(80,282)	(3,056,921)

Net increase/(decrease) from share transactions	178,924	(2,693,129)

Net increase/(decrease) in net assets	$(10,309,563)	$2,974,030

NET ASSETS:
Beginning of period	45,520,540	42,546,510

End of period (including accumulated net investment income/(loss) of $(61) and $16,026, respectively)	$35,210,977	$45,520,540

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	269,247	948,948
Distributions reinvested	—	25,377
Redeemed	(573,392)	(400,319)

Net increase/(decrease) in shares outstanding	(304,145)	574,006

CLASS A
Sold	24,907	29,074
Distributions reinvested	—	420
Redeemed	(7,622)	(243,543)

Net increase/(decrease) in shares outstanding	17,285	(214,049)

See Notes to Financial Statements	13	June 30, 2008

Financial Highlights

For a share outstanding throughout the periods presented.

Sierra Club Stock Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36		$11.67		$11.92		$11.99	$10.39		$7.87
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.00	)(a)	0.03		0.01		(0.08)	(0.05)		(0.05)
Net realized and unrealized gain/(loss) on investments	(1.89)		(0.21)		0.91		0.31	1.74		2.57

Total from Investment Operations	(1.89)		(0.18)		0.92		0.23	1.69		2.52

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)		(0.01)		—	—		—
From capital gains	—		(0.10)		(1.16)		(0.30)	(0.09)		—

Total Distributions	—		(0.13)		(1.17)		(0.30)	(0.09)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(a)	0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.89)		(0.31)		(0.25)		(0.07)	1.60		2.52

NET ASSET VALUE, END OF PERIOD	$9.47		$11.36		$11.67		$11.92	$11.99		$10.39

TOTAL RETURN	(16.64	)%(g)	(1.60)%		7.82%		1.95%	16.23%		32.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$27,465		$36,421		$30,707		$24,272	$20,201		$8,155
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement / waiver / custodian fee credits / repayment of previously waived fees	(0.09	)%(h)	0.23%		0.08%		(0.72)%	(0.70)%		(0.95)%
Operating expenses including reimbursement / waiver / custodian fee credits / repayment of previously waived fees	1.57	%(f)(h)	1.26	%(e)	1.37	%(d)	1.69%	1.70	%(b)(c)	1.84%
Operating expenses excluding reimbursement / waiver / custodian fee credits	1.63	%(f)(h)	1.54%		1.59%		2.29%	2.70	%(c)	6.32%
PORTFOLIO TURNOVER RATE	25	%(g)	34%		127%		70%	93%		56%

(a) Amount represents less than $0.01 per share.

(b) Effective January 26, 2004, the net expense limitation changed from 1.84% to 1.69%.

(c) The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.70% and 2.70%, respectively.

(d) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%. Effective September 1, 2006, the net expense limitation changed from 1.49% to 1.29%.

(e) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(f) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(g) Not Annualized.

(h) Annualized.

June 30, 2008	14	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Sierra Club Stock Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36		$11.67		$11.92		$10.78
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.01)		0.03		0.01		(0.05)
Net realized and unrealized gain/(loss) on investments	(1.88)		(0.22)		0.91		1.49

Total from Investment Operations	(1.89)		(0.19)		0.92		1.44

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)		(0.01)		—
From capital gains	—		(0.10)		(1.16)		(0.30)

Total Distributions	—		(0.12)		(1.17)		(0.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		0.00	(b)	0.00	(b)	0.00	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.89)		(0.31)		(0.25)		1.14

NET ASSET VALUE, END OF PERIOD	$9.47		$11.36		$11.67		$11.92

TOTAL RETURN(c)	(16.64	)%(d)	(1.62)%		7.85%		13.39	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$7,746		$9,099		$11,840		$5,484
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver/custodian fee credits/repayment of previously waived fees	(0.06	)%(e)	0.22%		0.09%		(0.68	)%(e)
Operating expenses including reimbursement/waiver/custodian fee credits/repayment of previously waived fees	1.55	%(e)(i)	1.26	%(h)	1.40	%(f)	1.69	%(e)
Operating expenses excluding reimbursement/waiver/custodian fee credits	1.60	%(e)(i)	1.48%		1.53%		2.28	%(e)
PORTFOLIO TURNOVER RATE	25	%(d)	34%		127%		70	%(g)

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%. Effective September 1, 2006, the net expense limitation changed from 1.49% to 1.29%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2005.

(h) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(i) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	15	June 30, 2008

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This semi-annual report describes one portfolio offered by the Trust. The accompanying financial statements and financial highlights are those of the Sierra Club Stock Fund (the “Fund”). The Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria of the Sierra Club. The Forward Asia Ex-Japan Equities Fund, the Forward Banking and Finance Fund, the Forward Eastern Europe Equities Fund, the Forward Emerging Markets Fund, the Forward Growth Fund, the Forward International Equity Fund, the Forward International Fixed Income Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Mini-Cap Fund, the Forward Opportunities Fund, the Forward Progressive Real Estate Fund and the Forward Small Cap Equity Fund have presented their financial statements and financial highlights in separate semi-annual reports.

The Fund offers Investor Class, Institutional Class, Class A and Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A Shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are

June 30, 2008	16

Notes to Financial Statements (Unaudited)

calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world class commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future

17	June 30, 2008

Notes to Financial Statements (Unaudited)

adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Quoted prices in active markets for identical investments

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Level 1—Quoted Prices	$35,229,997	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$35,229,997	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended June 30, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will

June 30, 2008	18

Notes to Financial Statements (Unaudited)

be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s

19	June 30, 2008

Notes to Financial Statements (Unaudited)

failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management” or the “Advisor”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2008 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2008, based on the Fund’s average daily net assets of 0.85% on assets up to and including $100 million, 0.81% on assets over $100 million up to and including $250 million, 0.78% on assets over $250 million up to and including $500 million, and 0.70% on assets over $500 million.

Expense Limitations: The Advisor has agreed to limit the total expenses of the classes of the Fund, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses. Pursuant to these agreements, the Fund will reimburse the Advisor for any fee waivers and expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Advisor has contractually agreed to waive a portion of its fees until January 31, 2008 in amounts necessary to limit the Fund’s operating expenses for Institutional Class shares to an annual rate of 0.99% and Investor Class and Class A shares to an annual rate of 1.24%. Effective February 1, 2008, the Advisor had not agreed to limit the expenses of the Fund.

June 30, 2008	20

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2008, the fee waivers and/or reimbursements and recoupment of previously waived fees for the Fund were as follows:

CLASS	FEES WAIVED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Investor Class	$9,746	$(9,101)	$645
Class A	2,116	(3,233)	(1,117)

At June 30, 2008, the balance of recoupable expenses for the Fund were as follows:

CLASS	2005	2006	2007	2008	TOTAL
Investor Class	$121,754	$51,531	$101,989	$9,746	$285,020
Class A	17,434	6,206	26,218	2,116	51,974

4. Distribution Plans and Shareholder Services Plans

The Fund has adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act (each a “Distribution Plan”). Under the Distribution Plan for the Investor Class shares of the Fund, the Fund pays distribution fees on a monthly basis at an annual rate of up to 0.25% of the average daily net assets attributable to Investor Class shares. Under the Distribution Plan for the Class A shares of the Fund, the Fund pays distribution fees on a monthly basis at an annual rate of up to 0.35% of the average daily net assets attributable to Class A shares.

In addition, the Fund has adopted a shareholder services plan (the “Shareholder Services Plan”) for Investor Class and Class A shares that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% on the average daily net assets attributable to Investor Class shares and up to 0.20% on the average daily net assets attributable to Class A shares, effective May 1, 2008. Prior to May 1, 2008, Investor Class and Class A shares paid shareholder servicing fees at an annual rate of up to 0.10% of the average daily net assets attributable to Investor Class or Class A shares.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s custodian.

5. Trustees

The overall responsibility for oversight of the Fund rests with the Board of Trustees of the Trust. As of June 30, 2008, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act, (each, an “Independent Trustee”). The Trust pays each Independent Trustee a retainer fee in the amount of $14,000 per year, $6,500 each per regular meeting for attendance in person, $4,000 each per regular meeting for attendance by telephone and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in

21	June 30, 2008

Notes to Financial Statements (Unaudited)

the amount of $6,000 per year. The Vice-Chairman of the Audit Committee (if such a Vice-Chairman is appointed) receives a special retainer fee in the amount of $3,000 per year. The interested Trustee receives no compensation from the Trust.

Effective September 1, 2008, Trustee compensation will be as follows: The Funds will pay each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone and $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee will each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee will receive no compensation from the Funds.

6. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2008, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor Class	Sierra Club	27.84%
	Charles Schwab & Co., Inc.	19.81%
	National Financial Services, Corp.	8.76%

Class A	Sutton Place Associates, LLC	92.87%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding temporary short-term securities, were $10,106,909 and $12,960,666, respectively, during the six months ended June 30, 2008.

June 30, 2008	22

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: At June 30, 2008, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

Cost of Investments	$40,184,661
Gross Unrealized Appreciation	$2,919,930
Gross Unrealized Depreciation	(7,874,594)

Net Unrealized Appreciation/(Depreciation)	$(4,954,664)

Capital Loss Carryforwards: At December 31, 2007, the Fund had available for Federal income tax purposes unused capital losses of $50,703, subject to limitations under §382. During the year ended December 31, 2007, the Fund utilized capital loss carryforwards of $25,351.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Custody Offset Agreement

Forward Management (on behalf of the Fund) and BBH have executed a Custody Fee Offset Agreement. This service arrangement with BBH and its brokerage area will allow the Fund to recognize efficiencies, competitive commission rates and ultimately offset custody expenses under the terms of this Agreement. For the six months ended June 30, 2008, there were no such credits received by the Fund.

12. New Accounting Standards

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Forward Funds is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

23	June 30, 2008

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

FORWARDFUNDS

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Emerging Markets

Forward Emerging Markets Fund

Forward Eastern Europe Equities Fund

Forward Asia Ex-Japan Equities Fund

International

Forward International Equity Fund

Forward International Small Companies Fund

Core

Forward Large Cap Equity Fund

Small Cap

Forward Banking and Finance Fund

Forward Growth Fund

Forward Small Cap Equity Fund

Forward Mini-Cap Fund

Forward Legato Fund

Alternative Strategies

Forward Opportunities Fund

Forward Long/Short Credit Analysis Fund

Forward International Fixed Income Fund

Forward Progressive

Forward Progressive Real Estate Fund

Sierra Club Stock Fund

ReFlow Liquidity

PRINTED WITH SOY INK

Printed on recycled paper using soy-based inks.

FWD001615 083109

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date: September 4, 2008

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date: September 4, 2008